UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.1%)

Alabama (1.0%)
Alabama Public School & College Auth	5.500%	8/1/2018 (4)	18,195	19,134
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	5,983
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	30,410
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)(ETM)	3,260	3,047
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)(ETM)	3,000	2,697
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)(ETM)	2,130	2,124
Univ. of Alabama Birmingham Hosp. Rev	5.000%	9/1/2015	1,005	1,062

				64,457

Alaska (0.3%)
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,725
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	16,219

				22,944

Arizona (1.6%)
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,151
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,476
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)(ETM)	650	676
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)	4,350	4,524
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,515
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/2010 (1)(Prere.)	7,000	7,466
Mesa AZ Util. System Rev	5.000%	7/1/2008 (1)(ETM)	3,320	3,380
Mesa AZ Util. System Rev	5.000%	7/1/2008 (1)	3,180	3,236
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,029
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,263
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2009 (2)	5,500	5,657
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.000%	7/1/2010 (1)	5,600	5,821
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2010 (1)	5,000	5,194
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2012 (1)	5,000	5,286
Phoenix AZ GO	7.500%	7/1/2008	11,510	12,099
Phoenix AZ GO	5.000%	7/1/2016	10,000	10,768
Scottsdale AZ Refunding	5.000%	7/1/2013	5,000	5,347
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,212

				108,100

California (6.4%)
California GO	4.750%	6/1/2007	1,000	1,003
California GO	5.250%	11/1/2008	10,000	10,261
California GO	5.000%	3/1/2009	22,400	22,955
California GO	5.000%	6/1/2009	25,000	25,691
California GO	5.000%	6/1/2009	14,095	14,484
California GO	5.000%	5/1/2013	21,000	22,317
California GO	5.000%	9/1/2013	32,125	34,235
1 California GO TOB VRDO	3.680%	2/7/2007	9,890	9,890
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	2,500	2,556
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2010	3,220	3,318
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2010	2,000	2,067
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2012	3,000	3,138
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2011	3,770	3,956
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2012	2,500	2,648
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2013	7,500	8,000
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	25,335	25,447
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2009 (1)	10,000	10,346
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	18,531
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,324
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,185
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/2013 (10)	5,000	5,090
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,013
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	816
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,129
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	4,000	4,098
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	19,325	19,336
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,179
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	19,600	19,536
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	9,375	9,151
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	9,864
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	5,000	4,958
Desert Sands CA School District	0.000%	6/1/2012 (2)	10,000	8,113
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009 (ETM)	3,000	3,085
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010 (ETM)	2,500	2,602
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,121
Long Beach CA Harbor Rev	4.000%	5/15/2009 (3)	6,095	6,117
1 Los Angeles CA Harbor Dept. Rev.TOB VRDO	3.650%	2/7/2007 (3)	8,450	8,450
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,221
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,353
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2012 (1)	7,710	8,223
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,322
Orange County CA Public Financing Lease Rev	5.000%	7/1/2012 (1)	3,165	3,360
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,256
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2008 (3)	4,385	4,445
Univ. of California Rev	5.000%	5/15/2010 (1)	3,500	3,646
Univ. of California Rev	5.000%	5/15/2011 (1)	2,500	2,632
Univ. of California Rev	5.000%	5/15/2012 (1)	3,000	3,189

				424,657

Colorado (1.2%)
Colorado Dept. of Transp. Rev	5.250%	6/15/2007	2,035	2,047
Colorado Dept. of Transp. Rev	5.500%	6/15/2007 (1)	18,000	18,121
Colorado Dept. of Transp. Rev	5.250%	6/15/2008	2,530	2,583
Colorado General Fund TRAN	4.500%	6/27/2007	20,000	20,063
Colorado Springs CO Util. System Rev	5.250%	11/15/2007	5,890	5,962
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,034
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	8,937
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	15,000	14,909

				77,656

Connecticut (0.5%)
Connecticut GO	5.250%	6/15/2007	12,760	12,834
Connecticut GO	5.250%	12/15/2007	7,370	7,471
Connecticut GO	5.000%	11/15/2008	10,000	10,224

				30,529

Delaware (0.1%)
Delaware GO	5.000%	8/1/2015	5,000	5,384

District of Columbia (1.3%)
District of Columbia GO	5.250%	6/1/2007 (1)	16,000	16,081
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,459
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,249
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,610
District of Columbia GO	5.000%	6/1/2010 (4)	2,045	2,119
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,517
District of Columbia GO	5.500%	6/1/2010 (2)	1,335	1,404
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,307
District of Columbia GO	5.000%	6/1/2011 (4)	2,500	2,614
District of Columbia GO	5.000%	6/1/2012 (4)	2,500	2,634
District of Columbia GO	5.500%	6/1/2012 (4)	10,000	10,449
District of Columbia GO	5.000%	6/1/2013 (4)	4,000	4,242
District of Columbia GO	5.000%	6/1/2014 (1)	4,900	5,189
District of Columbia GO	5.000%	6/1/2015 (1)	5,000	5,279
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/2019 (2)	3,000	3,145
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (1)	6,145	6,466

				85,764

Florida (5.6%)
Broward County FL GO	5.000%	1/1/2008	4,000	4,047
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,069
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/2011	5,900	5,986
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/2008	22,980	23,656
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,070
Broward County FL School Board COP	5.000%	7/1/2011 (2)	4,460	4,655
Broward County FL School Dist. GO	5.000%	2/15/2007	2,890	2,891
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011	6,810	7,105
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	29,183
Florida Board of Educ. Capital Outlay	5.000%	6/1/2016	5,065	5,424
Florida Board of Educ. Public Educ	5.000%	6/1/2008 (4)	19,600	19,933
Florida Board of Educ. Public Educ	5.250%	6/1/2008	5,055	5,157
Florida Board of Educ. Public Educ	5.000%	6/1/2010	16,120	16,731
Florida Board of Educ. Public Educ	5.000%	1/1/2011	25,080	26,165
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,428
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2012 (3)	7,050	7,547
Florida Dept. of Transp	5.250%	7/1/2008	4,670	4,770
Florida Dept. of Transp	6.375%	7/1/2010	10,075	10,878
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.000%	7/1/2008	10,000	10,169
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.250%	7/1/2012	15,000	15,980
1 Florida Turnpike Auth. Rev. TOB VRDO	3.660%	2/7/2007 (1)	6,140	6,140
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	25,000	25,626
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2008	31,000	31,624
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2011	7,500	7,752
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.720%	2/1/2007 LOC	10,400	10,400
Miami-Dade County FL Water & Sewer Rev	5.000%	10/1/2007 (1)	4,000	4,035
Orlando FL Util. Comm. Water & Electric Rev	5.000%	10/1/2008	4,835	4,935
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/2009	15,000	15,504
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	20,404
Reedy Creek FL Improvement Dist. Util. Rev	5.500%	10/1/2008 (2)	8,070	8,243
South Florida Water Management Dist	5.000%	10/1/2010 (2)	3,000	3,115
South Florida Water Management Dist	5.000%	10/1/2011 (2)	7,100	7,433
South Florida Water Management Dist	5.000%	10/1/2012 (2)	2,150	2,269
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/15/2011 LOC	4,000	3,980
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/2010 LOC	5,000	4,905

				368,209

Georgia (2.4%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,000	37,365
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,070
Fulton County GA Water & Sewer Rev	5.250%	1/1/2014 (3)	10,000	10,291
Fulton DeKalb GA Hosp. Auth	5.000%	1/1/2008 (4)	3,000	3,035
Georgia GO	6.000%	7/1/2007	10,580	10,682
Georgia GO	5.500%	7/1/2015	9,095	10,186
Georgia GO	5.500%	7/1/2016	5,000	5,545
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2007	6,185	6,193
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2009	10,355	10,672
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2012	12,000	12,554
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2012	15,000	15,692
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2008 (1)	4,000	4,138
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	12,500	12,777
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,548
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,545
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,050
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2007	6,270	6,355
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,238

				161,936

Hawaii (2.1%)
Hawaii GO	5.250%	2/1/2007 (4)	10,375	10,375
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,351
Hawaii GO	5.750%	4/1/2008 (1)(ETM)	2,015	2,062
Hawaii GO	5.750%	4/1/2008 (1)	1,990	2,036
Hawaii GO	5.500%	8/1/2008 (3)	6,755	6,931
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,104
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	6,000	6,368
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,526
Hawaii GO	5.000%	7/1/2010 (2)	14,250	14,797
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,299
Hawaii GO	5.000%	7/1/2011 (2)	24,310	25,475
Hawaii GO	5.000%	7/1/2012 (2)	23,735	25,081
Hawaii Highway Rev	5.375%	7/1/2011 (4)(Prere.)	5,125	5,461
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	4,978
Honolulu HI City & County GO	5.250%	7/1/2011 (3)	3,900	4,126
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,565

				137,535

Illinois (3.6%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/2011 (3)	5,185	4,294
Chicago IL Board of Educ. GO	0.000%	12/1/2009 (3)	9,895	8,891
Chicago IL Board of Educ. GO	0.000%	12/1/2010 (3)	4,000	3,455
1 Chicago IL Board of Educ. TOB VRDO	3.670%	2/7/2007 (3)	8,490	8,490
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009 (ETM)	8,265	8,486
Chicago IL Housing Auth. Capital Project Rev	5.250%	7/1/2010 (ETM)	5,000	5,219
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	7,185	7,185
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	3,971
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,078
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,058
Illinois GO	5.250%	8/1/2008	14,500	14,823
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,145
Illinois GO	5.000%	10/1/2008	5,790	5,909
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,104
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,109
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,210
Illinois GO	5.500%	8/1/2009	8,610	8,962
Illinois GO	5.000%	10/1/2009	14,800	15,257
Illinois GO	5.000%	3/1/2010	6,300	6,518
Illinois GO	5.500%	8/1/2018 (4)	5,000	5,259
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2007 (1)	5,270	5,295
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,045
Illinois Sales Tax Rev	5.000%	6/15/2010	1,500	1,556
Illinois Sales Tax Rev	5.250%	6/15/2012	2,000	2,135
Kendall Kane & Will Counties IL Community USD	0.000%	10/1/2016 (4)	5,215	3,480
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	6,500	6,174
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)	170	162
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	1,220	1,159
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2008 (1)	3,250	3,316
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2009 (3)(ETM)	18,625	17,026
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2011 (1)	20,000	16,538
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	10,050
1 Will County IL Community School Dist. TOB VRDO	3.670%	2/7/2007 (4)	12,350	12,350
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/2012 (2)	4,000	4,207
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/2013 (2)	5,000	5,294

				236,210

Indiana (0.8%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	10/1/2009	10,000	10,299
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	10,000	10,342
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2010	7,930	8,238
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2011	5,500	5,762
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/2010	2,000	2,047
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,104
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,008
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/2011 (2)	10,000	10,073

				50,873

Iowa (0.0%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	2,500	2,523

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev	5.000%	9/1/2013	32,590	34,828
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2012	1,525	1,595
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2014	1,000	1,053
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2015	2,000	2,114
Wichita KS Sales Tax Rev	5.000%	4/1/2007	2,610	2,616

				42,206

Kentucky (1.6%)
Kentucky Property & Building Comm. Rev	5.250%	2/1/2007 (4)	1,500	1,500
Kentucky Property & Building Comm. Rev	5.500%	8/1/2007	4,550	4,590
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008 (ETM)	7,290	7,483
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008	210	215
Kentucky Property & Building Comm. Rev	6.000%	10/1/2008	10,000	10,365
Kentucky Property & Building Comm. Rev	5.250%	10/1/2015 (4)	10,000	10,988
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2007 (2)	18,000	18,205
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,185
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/2008 (4)	26,760	27,510
2 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2009 (2)	15,000	15,601
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2008 (4)	2,345	2,391
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2010 (4)	2,700	2,808

				106,841

Louisiana (1.1%)
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2007 (1)	9,190	9,190
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2010 (1)	1,980	2,046
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2011 (1)	2,085	2,173
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,540
Louisiana GO	5.000%	5/1/2010 (4)	16,980	17,581
Louisiana GO	5.250%	8/1/2016 (1)	5,000	5,450
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	4,999
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.250%	6/1/2014 (2)	5,000	5,411
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	15,000	15,368

				69,758

Maine (0.2%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,220
Maine GO	5.000%	7/15/2012 (2)	8,055	8,535
Maine State Turnpike Auth. Turnpike Rev	5.375%	7/1/2013 (1)	2,130	2,196

				13,951

Maryland (1.1%)
Anne Arundel County MD GO	5.000%	3/1/2007	6,000	6,006
Maryland Dept. of Transp	5.000%	5/1/2010	16,975	17,618
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/2011	1,250	1,253
Maryland GO	5.250%	2/1/2008	5,000	5,078
Maryland GO	5.250%	3/1/2008	24,935	25,354
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	11,435	11,978
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,238

				72,525

Massachusetts (5.0%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,064
Massachusetts GAN	5.750%	6/15/2007	9,650	9,723
Massachusetts GAN	5.750%	12/15/2008	16,210	16,802
Massachusetts GAN	5.750%	6/15/2009	10,900	11,382
Massachusetts GO	5.250%	12/1/2007	10,000	10,130
Massachusetts GO	5.500%	1/1/2008	6,165	6,264
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,176
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,201
Massachusetts GO	5.375%	8/1/2008	10,000	10,242
Massachusetts GO	5.750%	10/1/2008	6,710	6,929
Massachusetts GO	5.000%	8/1/2009	37,715	38,809
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	26,583
Massachusetts GO	5.000%	8/1/2010	38,955	40,448
Massachusetts GO	6.000%	11/1/2010	10,015	10,767
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2007	5,785	5,817
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,113
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.000%	7/1/2007	2,200	2,212
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) ARS	3.680%	2/14/2007	27,165	27,165
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.500%	7/1/2008 (1)	15,400	15,770
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2009 (1)	14,110	14,494
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2011 (4)	12,000	12,600
Massachusetts Special Obligation Rev	7.500%	6/1/2007 (3)	16,425	16,628
Massachusetts Special Obligation Rev	5.000%	12/15/2010 (4)	10,000	10,410
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,674
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2011 (2)	6,905	7,265

				333,668

Michigan (4.1%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,376
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,282
Detroit MI Sewer System Rev	6.000%	1/1/2010 (3)(Prere.)	15,000	16,050
Detroit MI Sewer System Rev	5.000%	7/1/2010 (4)	8,510	8,826
Detroit MI Sewer System Rev. PUT	5.500%	1/1/2012 (1)	20,000	21,391
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/2011	23,000	23,978
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	33,000	34,608
Michigan Building Auth. Rev	5.500%	10/15/2007 (ETM)	5,945	6,021
Michigan Building Auth. Rev	5.500%	10/15/2007	3,855	3,903
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,435	6,628
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,790	6,993
Michigan Building Auth. Rev	5.000%	10/15/2012 (2)	5,615	5,949
Michigan Building Auth. Rev	5.250%	10/15/2016 (4)	7,200	7,774
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,578
Michigan Comprehensive Transp. Rev	5.000%	5/15/2008 (4)	1,230	1,250
Michigan GO TAN	4.250%	9/28/2007 LOC	25,000	25,092
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	17,000	17,849
Michigan Muni. Bond Auth. Rev	5.000%	10/1/2015	2,315	2,498
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,519
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,258
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,124
Michigan Trunk Line Rev	5.000%	10/1/2007 (4)	1,000	1,009
Michigan Trunk Line Rev	5.000%	9/1/2012 (4)	13,015	13,774
Univ. of Michigan Univ. Rev	5.000%	4/1/2008	2,705	2,746
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County)	5.250%	12/1/2008 (3)	7,065	7,199
Western Township MI Sewage Disposal System Rev	5.250%	1/1/2008 (1)	3,700	3,751

				268,426

Minnesota (0.8%)
Minnesota GO	5.250%	11/1/2012	6,375	6,704
Minnesota GO	5.000%	11/1/2014	18,230	19,664
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,656
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.690%	2/21/2007	17,200	17,200
Southern Minnesota Muni. Power Agency Power Supply System Rev	5.000%	1/1/2009 (2)	5,000	5,114

				53,338

Mississippi (1.0%)
Madison County MS School Dist	5.000%	9/1/2010 (3)	4,370	4,541
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/2009	7,000	6,854
Mississippi GO	5.750%	11/1/2007	5,000	5,076
Mississippi GO	5.000%	10/1/2009	5,770	5,948
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	7,676
Mississippi GO	5.250%	12/1/2010	8,800	9,247
Mississippi GO	5.000%	11/1/2016 (1)	5,000	5,418
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.730%	10/1/2007	21,000	21,041

				65,801

Missouri (0.8%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/2009 LOC	10,000	10,027
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.700%	3/7/2007	10,350	10,350
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	5,700	5,855
Missouri Highways & Transp. Comm. Road Rev	5.000%	2/1/2012 (Prere.)	10,000	10,556
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2012 (1)	2,000	2,107
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	11,593

				50,488

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	20,946

Nebraska (0.3%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2009 (1)	4,130	4,225
Nebraska Public Power Dist. Rev	5.000%	1/1/2010 (3)	11,635	12,026
Nebraska Public Power Dist. Rev	5.000%	1/1/2011 (3)	3,560	3,715

				19,966

Nevada (3.0%)
1 Clark County NV GO TOB VRDO	3.670%	2/7/2007 (2)	8,710	8,710
Clark County NV School Dist. GO	5.250%	6/15/2007 (4)	12,335	12,405
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	31,240
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,101
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	34,345
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	12,265	12,324
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	17,478
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,230
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,037
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,344
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/2011 (1)	6,735	7,049
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	4,000	4,084
Nevada GO	5.000%	3/1/2007 (Prere.)	4,625	4,676
Nevada GO	5.000%	3/1/2008	375	379
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	7,775
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2012 (1)	14,495	15,366

				197,543

New Hampshire (0.6%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,421
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	22,000	21,728
New Hampshire GO	5.000%	11/1/2008	6,000	6,132

				42,281

New Jersey (5.9%)
Bayonne NJ TAN	5.000%	9/19/2007	6,000	6,032
Edison Township NJ BAN	4.500%	6/20/2007	10,000	10,025
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,678
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/2011	4,000	4,170
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2010 (4)	7,000	7,261
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	24,800	24,941
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,034
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2011	3,000	3,130
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	6,024
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,457
New Jersey GO	5.000%	2/1/2007	4,500	4,500
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	20,920
New Jersey TRAN	4.500%	6/22/2007	47,750	47,898
New Jersey Transit Corp. Capital GAN	5.750%	2/1/2007 (2)	15,000	15,000
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	25,701
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	10,000	10,067
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007	25,530	25,888
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2011 (3)	30,000	31,904
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2012 (3)	4,200	4,437
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2015 (4)(Prere.)	19,130	20,650
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.660%	2/7/2007 (3)	19,170	19,170
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)(3)(4)	42,775	42,775
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	2/7/2007	14,600	14,600
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.760%	2/7/2007	9,995	9,995
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	5,000	5,259
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,105
Tobacco Settlement Financing Corp. New Jersey Rev	4.000%	6/1/2009	1,400	1,397
Tobacco Settlement Financing Corp. New Jersey Rev	4.125%	6/1/2010	3,640	3,633
Tobacco Settlement Financing Corp. New Jersey Rev	4.250%	6/1/2011	4,905	4,896
Tobacco Settlement Financing Corp. New Jersey Rev	4.250%	6/1/2012	5,000	4,976

				389,523

New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	12,005
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	7,949
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	20,000	19,790
New Mexico Highway Comm. Tax Rev	5.000%	6/15/2007 (2)	2,500	2,512
New Mexico Highway Comm. Tax Rev	5.250%	6/15/2007	7,540	7,583
New Mexico Severance Tax Rev	5.000%	7/1/2010 (2)	2,000	2,077
New Mexico Severance Tax Rev	5.000%	7/1/2011	1,000	1,048
New Mexico Severance Tax Rev	5.000%	7/1/2011 (2)	2,000	2,097
New Mexico Severance Tax Rev	5.000%	7/1/2012	1,550	1,639
New Mexico TRAN	5.000%	6/29/2007	9,900	9,949

				66,649

New York (10.1%)
Battery Park City NY Auth. Rev	5.250%	11/1/2016	14,275	15,489
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,226
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.650%	2/7/2007 (1)	8,625	8,625
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2011	22,080	23,399
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2012	3,500	3,698
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2012	14,110	15,088
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2013	3,325	3,535
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.740%	2/7/2007	2,595	2,595
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007 (ETM)	9,700	9,793
New York City NY Cultural Resources Rev. (American Museum of Natural History) ARS	3.100%	4/4/2007 (1)	5,000	4,994
New York City NY GO	5.000%	8/1/2008	25,535	26,004
New York City NY GO	5.250%	8/1/2008	7,670	7,839
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,227
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,821
New York City NY GO	5.250%	8/1/2008	14,670	14,992
New York City NY GO	5.000%	8/1/2009	7,000	7,198
New York City NY GO	5.000%	8/1/2009	14,700	15,116
New York City NY GO	5.250%	8/1/2009	35,110	36,311
New York City NY GO	5.000%	6/1/2010	8,000	8,283
New York City NY GO	5.000%	8/1/2010	13,965	14,481
New York City NY GO	5.000%	3/1/2011	6,000	6,251
New York City NY GO	5.000%	8/1/2012	8,000	8,420
New York City NY GO	5.250%	8/1/2012	4,230	4,462
New York City NY GO	5.750%	8/1/2014 (2)	7,785	8,530
1 New York City NY GO TOB VRDO	3.680%	2/7/2007	947	947
1 New York City NY GO TOB VRDO	3.680%	2/7/2007	5,000	5,000
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2010 (3)	3,090	3,209
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2012 (3)	5,000	5,281
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2013 (4)	4,435	4,742
New York City NY Transitional Finance Auth. Rev	5.500%	11/1/2011	24,375	26,050
New York City NY Transitional Finance Auth. Rev	5.250%	2/1/2029	4,100	4,303
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2007 (ETM)	10,790	10,898
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2009	5,000	5,167
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,131
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	19,700	19,700
New York State Dormitory Auth. Rev	5.000%	8/15/2009 (4)	1,900	1,954
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,348
3 New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2009	2,055	2,091
3 New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2011	1,000	1,029
3 New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2012	1,000	1,033
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/2012 (2)	12,560	13,375
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/2008 (2)	8,300	8,120
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	14,650	14,313
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,587
New York State GO	5.000%	4/15/2009	2,900	2,978
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.500%	12/1/2015	5,410	5,860
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	6/1/2018	7,000	7,447
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	12/1/2018	8,415	8,950
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)(ETM)	6,000	6,096
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,797
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,459
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)(ETM)	4,000	4,111
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,611
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2013 (3)	15,000	15,968
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	13,100	13,285
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	23,824
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	5,905
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2012	6,500	6,823
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	5,000	5,075
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2013	4,325	4,402
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2017	14,950	15,882
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2018	20,000	21,457
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2020	25,000	27,035
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2021 (2)	4,000	4,266
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2021	17,250	18,634
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2022 (2)	15,000	15,979
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2008	14,000	14,376

				670,875

North Carolina (2.6%)
Durham NC COP	5.000%	6/1/2010	2,170	2,247
Durham NC COP	5.000%	6/1/2011	1,080	1,127
Durham NC COP	5.000%	6/1/2013	1,000	1,058
Greensboro NC GO	5.000%	3/1/2010	5,425	5,626
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/2008 (1)	9,875	10,158
North Carolina Eastern Muni. Power Agency Rev	6.125%	1/1/2009	12,870	13,389
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010	25,745	26,760
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2010	5,400	5,631
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2011	15,500	16,358
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2012	5,000	5,332
North Carolina GO	5.000%	3/1/2008	5,000	5,071
North Carolina GO	5.000%	3/1/2008	20,000	20,284
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2008 (4)	10,000	10,127
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2009 (4)	10,000	10,237
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2010 (4)	10,000	10,342
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligation Group)	5.000%	11/1/2010	9,180	9,517
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligation Group)	5.000%	11/1/2015	7,370	7,763
Wake County NC Public Improvement GO	4.500%	3/1/2007	8,500	8,506

				169,533

Ohio (3.3%)
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,210
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,138
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/2009 (1)	4,200	3,795
Lakewood OH BAN	4.500%	6/14/2007	3,300	3,307
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2007	5,000	5,047
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,098
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	5,000	4,999
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	11,940
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,044
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,222
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/2014	12,000	13,015
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,240
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,898
Ohio GO	0.000%	9/1/2007	5,000	4,896
Ohio GO	5.000%	3/15/2008	3,000	3,043
Ohio GO	5.000%	8/1/2008	14,800	15,078
Ohio Higher Educ. Capital Fac. Rev	5.750%	5/1/2007	6,930	6,965
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2007	24,500	24,867
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2008	18,440	19,022
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,636
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,710
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,000	5,017
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,141
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	6,750	6,866
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	5,475	5,569
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,410
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	3,977
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,769
Ohio Water Dev. Auth. PCR	5.000%	6/1/2013	7,000	7,460
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/2007	9,000	9,038

				221,417

Oklahoma (0.6%)
Grand River Dam Auth. Oklahoma Rev	5.000%	6/1/2012 (4)	3,500	3,699
Oklahoma County OK GO	5.000%	2/1/2007 (3)	5,700	5,700
Oklahoma GO	5.000%	7/15/2007 (3)	2,000	2,012
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	9/1/2015 (1)	9,035	9,680
Oklahoma State Water Resource Board Rev	5.000%	4/1/2015	8,640	9,243
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008	5,000	5,081
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2011 (4)	5,300	5,547

				40,962

Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	5/1/2007	6,000	6,025
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/2012 (1)	5,000	5,281
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/2014 (1)	5,000	5,008

				16,314

Pennsylvania (3.3%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.500%	6/15/2007	3,000	3,019
Berks County PA Hosp. Rev. (Reading Hosp.) ARS	3.800%	2/1/2007 (2)	24,205	24,205
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2010	2,690	2,760
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2012	2,970	3,074
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2014	1,165	1,209
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2014	3,280	3,405
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2015	1,140	1,185
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2015	3,440	3,577
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2016	1,175	1,222
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2016	3,610	3,756
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2008	4,365	4,439
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2010	2,500	2,577
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2011	2,500	2,592
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/2013	5,675	5,934
Pennsylvania GO	5.000%	2/1/2007	7,260	7,260
Pennsylvania GO	5.000%	2/1/2008	7,930	8,032
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,388
Pennsylvania GO	5.500%	2/1/2012	20,950	22,556
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,013
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,542
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2011 (2)	4,000	4,193
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems) ARS	3.680%	2/2/2007	4,950	4,950
Philadelphia PA Gas Works Rev	5.250%	7/1/2009 (4)	8,885	9,171
Philadelphia PA Gas Works Rev	5.500%	8/1/2011 (4)(Prere.)	3,315	3,543
Philadelphia PA GO	5.000%	8/1/2011 (11)	5,495	5,742
Philadelphia PA GO	5.125%	8/1/2013 (11)	6,050	6,454
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	18,250	18,339
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2009 (3)	4,085	4,216
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,063
Pittsburgh PA GO	5.000%	9/1/2009 (1)(ETM)	11,650	12,011
Pittsburgh PA GO	5.000%	9/1/2009 (1)	2,815	2,899
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,556
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/2010 (Prere.)	5,175	5,384
York County PA Solid Waste & Refuse Auth. Rev	5.250%	12/1/2008 (3)	2,485	2,553

				215,819

Puerto Rico (1.5%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev	5.000%	7/1/2011	2,650	2,753
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	474
Puerto Rico GO	5.000%	7/1/2009	3,595	3,680
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,637
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007 (ETM)	2,215	2,227
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007	12,785	12,844
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2011 (2)	5,550	5,939
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2012 (2)	3,000	3,252
Puerto Rico Muni. Finance Agency	5.000%	8/1/2010	5,000	5,161
Puerto Rico Muni. Finance Agency	5.000%	8/1/2011	7,000	7,277
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,055
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	14,000	14,989

				95,288

Rhode Island (0.3%)
Providence RI GO PUT	3.950%	1/15/2011 (11)	5,000	5,004
Rhode Island Housing & Mortgage Finance Corp. Rev	2.250%	3/15/2007	3,615	3,606
Rhode Island Housing & Mortgage Finance Corp. Rev	2.500%	3/15/2007	4,945	4,934
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	3,867
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,623

				21,034

South Carolina (0.6%)
Beaufort County SC School Dist. BAN	4.875%	7/13/2007 (ETM)	6,000	6,028
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2008	1,745	1,782
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2009	2,245	2,312
South Carolina GO	5.500%	4/1/2008	14,515	14,818
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,412
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	10,790	11,433

				41,785

South Dakota (0.2%)
South Dakota State Building Auth. Rev	5.000%	12/1/2009 (2)	5,955	6,148
South Dakota State Building Auth. Rev	5.000%	12/1/2010 (2)	2,680	2,793
South Dakota State Building Auth. Rev	5.000%	12/1/2011 (2)	1,000	1,051
South Dakota State Building Auth. Rev	5.000%	12/1/2012 (2)	3,005	3,182

				13,174

Tennessee (4.9%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,361
Memphis TN Electric System Rev	5.000%	12/1/2011 (1)	17,000	17,885
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,429
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	16,269
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,098
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	3,925	4,010
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	19,075	19,522
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	30,890	31,905
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.730%	2/1/2007 LOC	5,000	5,000
1 Muni. Electric Acquisition Corp. Tennessee Gas Rev. TOB VRDO	3.670%	2/7/2007	90,000	90,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.700%	2/1/2007	3,500	3,500
Shelby County TN GO	5.000%	4/1/2008	4,550	4,618
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2010	2,570	2,663
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2011	2,230	2,329
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2012	2,300	2,419
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2013	3,600	3,810
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2014	4,805	5,111
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2015	5,390	5,756
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2016	2,500	2,676
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2010	10,000	10,356
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2011	9,500	9,875
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2011	5,000	5,222
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2012	5,000	5,236
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2012	10,000	10,515
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2013	2,500	2,632
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2013	28,000	29,601
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.680%	2/7/2007	12,670	12,670
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/2008	10,000	10,171

				322,639

Texas (7.9%)
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,660
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	5,695	6,023
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.750%	5/15/2007	11,050	11,074
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	9,000	9,144
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2008 (2)	2,975	3,009
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	14,736
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2010	5,000	5,187
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TAN	4.500%	6/14/2007	7,500	7,519
Dallas TX GO	5.000%	2/15/2017	8,475	9,045
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	6,926
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,530
El Paso TX Water & Sewer Rev	5.000%	3/1/2014 (4)	2,175	2,319
El Paso TX Water & Sewer Rev	5.000%	3/1/2015 (4)	1,500	1,608
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	7,500	7,708
Fort Worth TX GO	5.000%	3/1/2007	2,500	2,503
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,371
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,654
Garland TX Independent School Dist	5.000%	2/15/2012	4,210	4,425
Harlingen TX Independent School Dist. GO	5.500%	8/15/2009 (Prere.)	4,000	4,170
Harris County TX Flood Control Dist. GO	5.000%	10/1/2011	5,005	5,246
Harris County TX Flood Control Dist. GO	5.250%	10/1/2019	8,360	9,049
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,941
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) ARS	3.820%	2/2/2007 (2)	14,400	14,400
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2007	3,000	3,002
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,539
Harris County TX Toll Road Rev	6.000%	8/1/2009 (3)	4,750	4,996
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2012 (4)	5,000	5,272
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,510
Houston TX Util. System Rev	5.250%	5/15/2010 (1)	2,700	2,818
Houston TX Util. System Rev	5.250%	11/15/2011 (4)	4,425	4,691
Houston TX Util. System Rev	5.000%	11/15/2012 (4)	4,270	4,516
Houston TX Util. System Rev	5.250%	5/15/2016 (1)	10,000	10,822
Houston TX Water & Sewer System Rev	5.500%	12/1/2007 (4)(ETM)	12,500	12,688
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/2011	2,050	2,146
Lewisville TX Independent School Dist	0.000%	8/15/2009	2,430	2,203
Lewisville TX Independent School Dist	0.000%	8/15/2010	5,000	4,351
Lewisville TX Independent School Dist	5.000%	8/15/2013	8,225	8,738
1 Lewisville TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	7,040	7,040
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2007 (4)	3,000	3,019
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2017 (2)	7,195	7,572
Montgomery County TX PUT	5.000%	9/1/2010 (4)	3,000	3,108
Montgomery County TX PUT	5.000%	9/1/2010 (4)	9,000	9,325
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (2)(Prere.)	365	372
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (4)(Prere.)	100	102
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	4,635	4,715
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	5,900	6,002
Northside TX Independent School Dist. PUT	3.800%	7/31/2007	14,000	14,003
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	11,445	11,353
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	9,500	9,417
Plano TX Independent School Dist	5.000%	2/15/2008	6,300	6,382
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	6,121
San Antonio TX Electric & Gas Rev	5.000%	2/1/2008	14,000	14,174
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	2,045	2,075
San Antonio TX Electric & Gas Rev	5.000%	2/1/2009	7,400	7,571
San Antonio TX Electric & Gas Rev	5.250%	2/1/2011	4,350	4,573
San Antonio TX GO	5.000%	2/1/2007	4,545	4,545
San Antonio TX GO	5.000%	2/1/2008	1,815	1,838
San Antonio TX GO	6.000%	8/1/2008	2,145	2,215
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,183
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,173
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,873
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,177
Tarrant County TX Health Resources ARS	3.640%	2/9/2007 (2)	12,575	12,575
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,396
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,044
Texas Dept. of Housing & Community Affairs Single Mortgage Rev	5.350%	3/1/2033 (1)	7,740	7,898
Texas GO Public Finance Auth	5.250%	10/1/2007	15,240	15,396
1 Texas GO TOB VRDO	3.670%	2/7/2007 (1)	6,195	6,195
Texas Muni. Gas Acquisition & Supply Corp. Rev	5.000%	12/15/2012	5,000	5,259
Texas Muni. Gas Acquisition & Supply Corp. Rev	5.000%	12/15/2013	1,000	1,058
Texas Muni. Gas Acquisition & Supply Corp. Rev. VRDO	3.928%	3/15/2007	17,560	17,569
Texas Muni. Power Agency Rev	4.400%	9/1/2011 (3)	10,185	10,216
Texas Public Building Auth. Building Rev. Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	9,820
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/2007	1,765	1,766
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,043
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,450
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	36,300	36,897
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,610	2,686
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,500	2,573
Univ. of Texas Permanent Univ. Fund Rev	5.000%	7/1/2010	4,175	4,334

				523,642

Utah (0.4%)
Salt Lake County UT GO	5.500%	12/15/2007	5,870	5,962
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,463
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2011 (4)	6,000	5,112
Utah Transit Auth. Sales Tax Rev	5.000%	12/15/2012 (4)(Prere.)	4,425	4,707

				25,244

Virginia (1.2%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,529
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	10,000	3,598
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	10,000	2,357
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	48,400	10,146
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	2,700	2,068
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	1,125	597
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	1,845	922
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2007	5,185	5,185
Virginia Commonwealth Transp. Board Federal Highway Rev	5.750%	10/1/2007	8,150	8,262
Virginia Commonwealth Transp. Board Federal Highway Rev	5.000%	10/1/2008	15,160	15,477
Virginia Public School Auth. Rev	5.250%	8/1/2007	5,185	5,226
Virginia Public School Auth. Rev	5.000%	8/1/2008	4,075	4,152
Virginia Public School Auth. Rev	5.250%	8/1/2008	6,950	7,107
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,000	2,060
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,720	2,801
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,500	2,600
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,865	2,980
Virginia Public School Auth. Rev	5.000%	8/1/2011	1,500	1,575

				81,642

Washington (3.3%)
Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,274
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2011	45,365	47,464
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2012	2,500	2,636
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/2017 (1)	8,000	8,601
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/2017 (1)	7,300	8,029
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (2)	9,000	9,945
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (4)	10,000	11,050
King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/2010	12,385	12,914
King County WA Sewer Rev	5.250%	1/1/2008 (4)	5,000	5,069
Port of Seattle WA GO	5.000%	11/1/2008 (4)	6,055	6,179
Port of Seattle WA GO	5.000%	11/1/2008 (4)	10,455	10,668
Port of Seattle WA Rev	5.500%	9/1/2008 (3)	3,815	3,913
Port of Seattle WA Rev	5.000%	3/1/2011 (4)	8,275	8,638
Port of Seattle WA Rev	5.000%	3/1/2012 (4)	5,000	5,265
Seattle WA Drain & Wastewater Rev	4.000%	2/1/2010 (1)	3,565	3,582
Seattle WA GO	5.000%	7/1/2007 (ETM)	550	553
Seattle WA GO	5.000%	7/1/2007	4,765	4,791
Seattle WA Water System Rev	5.000%	2/1/2015 (4)	4,725	5,069
Thurston County Washington School District GO	5.000%	12/1/2015 (4)	7,100	7,523
Washington GO	5.500%	9/1/2008 (4)	4,650	4,777
Washington GO	5.750%	9/1/2008	4,000	4,124
Washington GO	6.250%	9/1/2008	3,725	3,867
Washington GO	5.000%	7/1/2009	5,520	5,675
Washington GO	5.000%	7/1/2012 (2)	11,530	12,178
1 Washington GO TOB VRDO	3.670%	2/7/2007 (1)	17,285	17,285
1 Washington GO TOB VRDO	3.670%	2/7/2007 (3)(4)	8,370	8,370

				219,439

West Virginia (0.1%)
West Virginia GO	5.500%	6/1/2007 (4)	5,000	5,030
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,070

				8,100

Wisconsin (0.8%)
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,571
Wisconsin GO	5.000%	5/1/2009	13,745	14,106
Wisconsin GO	5.000%	5/1/2010	5,160	5,347
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	16,647
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.700%	2/26/2007	10,300	10,300
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,271

				52,242

Multiple States (1.4%)
1 Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/2010 LOC	5,000	5,016
1 Various States TOB VRDO	3.810%	2/7/2007 (2)(3)(4)	2,550	2,550
1 Various States TOB VRDO	3.810%	2/7/2007	81,605	81,605

				89,171

Total Municipal Bonds
(Cost $6,459,193)				6,419,007

			Shares

Temporary Cash Investment (1.2%)

4 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $82,006)			82,006,437	82,006

Total Investments (98.3%)
(Cost $6,541,199)				6,501,013

Other Assets and Liabilities—Net (1.7%)				108,664

Net Assets (100%)				6,609,677

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of these securities was $408,168, representing 6.2% of net assets.
2	Securities with a value of $1,560,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2007.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $6,541,886,000. Net unrealized depreciation of investment securities for tax purposes was $40,873,000, consisting of unrealized gains of $7,562,000 on securities that had risen in value since their purchase and $48,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	1,400	146,344	(1,899)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Alabama (0.9%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	30,000	30,404
Jefferson County AL Sewer Rev. (Capital Improvement)	5.375%	2/1/2009 (3)(Prere.)	5,270	5,479

				35,883

Alaska (0.8%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	6,813
Anchorage AK GO	5.125%	12/1/2009 (3)	2,000	2,073
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	9,000	8,998
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	7,350	7,347
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	5,000	4,998

				30,229

Arizona (1.5%)
Arizona Transp. Board Highway Rev	5.000%	7/1/2007	3,950	3,972
Arizona Transp. Board Highway Rev	5.000%	7/1/2009	4,000	4,116
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.670%	2/7/2007 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2008 (2)	5,500	5,598
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.670%	2/7/2007 (3)	20,024	20,024

				58,710

California (6.0%)
California GO	5.000%	6/1/2008	16,820	17,103
1 California GO TOB VRDO	3.680%	2/7/2007	9,490	9,490
1 California GO TOB VRDO	3.680%	2/7/2007	23,500	23,500
1 California GO TOB VRDO	3.680%	2/7/2007	29,750	29,750
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008	1,065	1,084
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	18,000	18,075
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	9,000	9,040
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	34,194
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	8,000	8,005
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,798
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	4,984
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	10,000	9,904
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	3.150%	8/1/2008 LOC	8,000	7,920
1 Golden State Tobacco Securitization Corp. California TOB VRDO	3.670%	2/7/2007 (2)	2,653	2,653
1 Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.550%	2/7/2007 (4)	19,905	19,905
Kings River Conservation Dist. California COP	4.000%	5/1/2008	2,020	2,022
Los Angeles CA USD COP	5.000%	8/1/2007 (2)(ETM)	4,720	4,754
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2008 (1)	6,225	6,379
Northern California Power Agency (Geothermal Project)	5.000%	7/1/2009 (ETM)	15,000	15,337
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2007 (3)	4,165	4,165

				239,062

Colorado (2.4%)
Colorado General Fund TRAN	4.500%	6/27/2007	45,000	45,141
Colorado State Education Loan Program TRAN	3.750%	8/3/2007	20,000	20,009
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.670%	2/7/2007 (1)	2,966	2,966
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.670%	2/7/2007 (1)	13,570	13,570
1 Jefferson County CO School Dist. GO TOB VRDO	3.650%	2/7/2007 (4)	4,720	4,720
2 Platte River Power Auth. Colorado Power Rev	5.000%	6/1/2010	2,500	2,592
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	6,000	5,963

				94,961

Connecticut (1.0%)
Connecticut GO	5.000%	4/15/2007	17,985	18,033
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,526
New Britain CT BAN	5.000%	4/5/2007	15,085	15,119

				39,678

Delaware (0.7%)
Delaware GO	5.250%	7/1/2007	20,260	20,394
Delaware Transp. Auth. Transp. System Rev	4.625%	7/1/2007 (4)	8,525	8,558

				28,952

District of Columbia (1.2%)
District of Columbia GO	5.500%	6/1/2007 (4)	4,715	4,743
District of Columbia GO	5.500%	6/1/2007 (4)	8,785	8,837
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,226
District of Columbia GO	5.000%	6/1/2009 (2)	4,630	4,753
District of Columbia GO	5.000%	1/1/2010 (3)	4,000	4,121
District of Columbia GO ARS	3.650%	4/5/2007 (1)	8,700	8,700
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2007 (1)	2,250	2,262
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2008 (1)	4,180	4,255

				47,897

Florida (4.7%)
Broward County FL School Dist. GO TAN	4.000%	9/28/2007	20,000	20,046
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,068
Florida Board of Educ. Public Educ	5.000%	6/1/2009	3,945	4,053
Florida Dept. of Transp	5.000%	7/1/2007	5,270	5,299
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.000%	7/1/2008	45,000	45,761
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.000%	7/1/2010	24,550	25,437
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	10,855	10,927
Florida Turnpike Auth. Rev	5.000%	7/1/2010 (1)	9,830	10,211
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	13,000	13,326
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2007	4,500	4,536
1 Miami-Dade County FL Special Obligation TOB VRDO	3.670%	2/7/2007 (1)	3,680	3,680
Orlando & Orange County FL Expressway Auth	5.000%	7/1/2008 (2)	11,745	11,953
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/2009	21,000	21,706
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/2008 LOC	2,500	2,474
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/2009 LOC	4,600	4,526

				188,003

Georgia (1.4%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	9,300	9,392
Coffee County GA School Dist. GO	6.000%	8/1/2007	1,425	1,441
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	1,952
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,221
Henry County GA GO	5.000%	7/1/2007	2,450	2,464
Henry County GA School Dist. GO	5.000%	4/1/2007	11,415	11,439
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2010	9,000	9,283
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2010	12,000	12,378
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,545

				56,115

Hawaii (1.7%)
Hawaii GO	6.400%	3/1/2007	5,555	5,567
Hawaii GO	5.000%	4/1/2007 (1)	17,330	17,367
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,151
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,147
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	12,966
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,688
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,133
Honolulu HI City & County GO	5.000%	7/1/2010 (3)	4,065	4,221

				69,240

Illinois (2.3%)
Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/2010 (1)(ETM)	2,775	2,895
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008 (ETM)	2,500	2,542
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008 (4)	5,355	5,444
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009 (4)	2,670	2,740
Chicago IL Park Dist. GO	5.000%	1/1/2010 (3)	8,145	8,415
Chicago IL Transit Auth. Rev	5.250%	6/1/2008 (2)	4,540	4,630
Chicago IL Transit Auth. Rev	5.250%	6/1/2009 (2)	1,000	1,033
Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	3.780%	2/7/2007	5,310	5,310
Illinois GO	5.000%	1/1/2008	6,000	6,069
Illinois GO	5.000%	3/1/2009	24,695	25,297
Illinois GO	5.000%	6/1/2009	8,955	9,198
Illinois Sales Tax Rev	5.000%	6/15/2008	3,000	3,051
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	7,280	6,915
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	2/7/2007 (1)	6,455	6,455
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,439

				92,433

Indiana (3.0%)
2 Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/2008 LOC	24,335	24,471
Indiana Health & Educ. Fac. Financing Auth. Rev (Depauw Univ.) ARS	3.850%	3/9/2007 (1)	6,300	6,300
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2007	5,000	5,048
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	17,565	18,166
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.700%	2/22/2007	12,250	12,250
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2008	8,260	8,409
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2009	9,270	9,528
Indianapolis IN Local Public Improvement Rev	5.500%	2/1/2007	12,255	12,255
Indianapolis IN Local Public Improvement Rev. BAN	4.000%	7/5/2007	23,000	23,033

				119,460

Iowa (0.6%)
Iowa TRAN	4.250%	6/29/2007	25,000	25,061

Kansas (0.7%)
Leawood Kansas TAN	3.875%	10/1/2007	26,050	26,079
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2007	500	503
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2009	750	769

				27,351

Kentucky (0.4%)
Kentucky Property & Building Comm. Rev	5.125%	9/1/2010 (Prere.)	5,955	6,223
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2007 (4)	4,315	4,347
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,264

				17,834

Louisiana (1.9%)
Louisiana GO	4.000%	7/15/2007 (11)	1,000	1,001
Louisiana GO	4.000%	7/15/2008 (11)	1,485	1,490
Louisiana GO	5.000%	5/1/2009 (4)	14,015	14,374
Louisiana GO	5.000%	7/15/2010 (11)	2,000	2,074
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,987
1 Louisiana State Municipal Natural Gas Purchasing & Distribution Auth. TOB VRDO	3.670%	2/7/2007 LOC	40,000	40,000
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	10,000	10,245

				74,171

Maryland (1.6%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,480
Maryland GO	5.250%	3/1/2007	31,005	31,045
Maryland GO	5.250%	3/1/2008	2,135	2,171
Maryland Water Quality Financing Administration Revolving Loan Rev	5.000%	9/1/2008	5,000	5,101
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	17,330	17,421

				63,218

Massachusetts (2.7%)
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	25,503
Massachusetts GO	5.500%	2/1/2007 (1)	7,150	7,150
Massachusetts GO	5.250%	1/1/2009	10,000	10,271
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,614
1 Massachusetts GO TOB VRDO	3.640%	2/7/2007 (2)	3,950	3,950
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2008	5,000	5,096
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2009	11,500	11,842
Needham MA BAN	4.000%	6/15/2007	14,200	14,219
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev	5.750%	6/15/2011 (1)	3,415	3,629
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	5,827
Tewksbury MA BAN	4.500%	2/16/2007	11,067	11,069

				109,170

Michigan (5.1%)
Detroit MI Sewer System Rev	5.000%	7/1/2010 (4)	5,690	5,901
1 Detroit MI Sewer System Rev. TOB VRDO	3.650%	2/7/2007 (4)	46,530	46,530
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	6,070	6,199
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	5,000	5,107
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2008 (2)	5,000	5,221
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	6,250	6,555
Michigan Building Auth. Rev	5.000%	10/15/2007	2,250	2,271
Michigan Building Auth. Rev	5.000%	10/15/2008 (4)	16,000	16,343
Michigan Building Auth. Rev	5.000%	10/15/2010 (4)	6,325	6,589
Michigan Building Auth. Rev	5.250%	10/15/2010	5,360	5,556
Michigan Comprehensive Transp. Rev	5.500%	5/15/2010 (4)	2,070	2,179
Michigan GO TAN	4.250%	9/28/2007 LOC	70,815	71,076
Michigan Muni. Bond Auth. Rev	5.000%	5/1/2007	6,420	6,441
Michigan Muni. Bond Auth. Rev	5.000%	6/1/2008 (4)	5,000	5,084
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,297

				201,349

Mississippi (1.2%)
Mississippi GO	5.500%	11/1/2008	6,455	6,649
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,434
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.700%	10/1/2007	19,000	18,975
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.730%	10/1/2007	9,000	9,017

				46,075

Missouri (0.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/2009 LOC	5,000	5,014
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2008	7,465	7,585
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	3,465	3,559

				16,158

Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	5,550	5,671

Nebraska (0.4%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	15,870	16,247

Nevada (2.5%)
Clark County NV Airport Improvement Rev. VRDO	3.510%	2/7/2007 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/2007 (3)	4,775	4,803
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2007	4,410	4,434
Clark County NV School Dist. GO	5.500%	6/15/2007 (4)	10,000	10,066
Clark County NV School Dist. GO	5.000%	6/15/2008 (4)	7,575	7,703
Clark County NV School Dist. GO	5.000%	6/15/2010 (1)	10,730	11,130
Clark County NV School Dist. GO	5.250%	6/15/2010 (4)	13,675	14,292
1 Clark County NV School Dist. GO TOB VRDO	3.650%	2/7/2007 (3)	10,575	10,575
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.660%	2/7/2007 (1)	11,860	11,860
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.660%	2/7/2007 (3)	5,310	5,310
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,372

				98,275

New Hampshire (0.1%)
New Hampshire State Turnpike System Rev	5.000%	5/1/2008 (2)	4,445	4,515

New Jersey (4.8%)
Edison Township NJ BAN	4.500%	6/20/2007	13,520	13,553
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2008	3,000	3,035
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2008	2,500	2,534
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,403
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,034
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.730%	2/7/2007	8,500	8,500
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	10,752
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2008	6,915	7,050
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2009	5,610	5,774
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2010	6,000	6,233
New Jersey TRAN	4.500%	6/22/2007	51,000	51,158
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,788
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	5,665	5,703
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2007 (1)	9,400	9,510
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2007	4,870	4,923
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.660%	2/7/2007 (1)(2)	15,810	15,810
North Brunswick Township NJ BANS	4.500%	8/20/2007	10,000	10,038
Rockaway NJ Township BAN	4.500%	7/19/2007	7,487	7,511
Tewksbury Township NJ BAN	4.750%	7/26/2007	7,225	7,256

				191,565

New Mexico (2.9%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	14,335	14,184
New Mexico GO	5.000%	3/1/2007	12,130	12,143
New Mexico GO	5.000%	9/1/2007	9,515	9,588
New Mexico Highway Comm. Tax Rev	5.500%	6/15/2008 (ETM)	415	425
New Mexico Highway Comm. Tax Rev	5.500%	6/15/2008	2,335	2,389
New Mexico Severance Tax Rev	5.000%	7/1/2009	1,000	1,029
New Mexico Severance Tax Rev	5.000%	7/1/2009 (2)	2,000	2,057
New Mexico Severance Tax Rev	5.000%	7/1/2010	1,000	1,039
New Mexico TRAN	4.000%	6/29/2007	20,000	20,029
New Mexico TRAN	4.250%	6/29/2007	25,000	25,057
New Mexico TRAN	4.750%	6/29/2007	25,000	25,102

				113,042

New York (8.3%)
Kings Park NY Central School Dist. TAN	4.500%	6/28/2007	17,000	17,050
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2008	7,775	7,975
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2009	2,755	2,841
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2009	22,260	23,099
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2010	2,000	2,080
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2010	12,730	13,349
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.740%	2/7/2007	6,625	6,625
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	15,000	15,000
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007 (ETM)	3,000	3,029
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007 (ETM)	2,000	2,019
New York City NY GO	5.000%	8/1/2007	23,510	23,662
New York City NY GO	5.000%	6/1/2008	13,375	13,593
New York City NY GO	5.000%	8/1/2008	5,000	5,092
New York City NY GO	5.000%	8/1/2008	17,000	17,312
New York City NY GO	5.000%	8/1/2008	20,715	21,095
New York City NY GO	5.000%	8/1/2009	6,895	7,090
New York City NY GO	5.000%	8/1/2009	3,930	4,041
New York City NY GO	5.000%	8/1/2010	3,000	3,111
New York City NY GO	5.250%	11/1/2010 (2)	7,715	8,103
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2009 (3)	2,000	2,057
1 New York City NY IDA Special Fac. Rev. TOB VRDO	3.810%	2/7/2007	45,771	45,771
New York City NY Transitional Finance Auth. Rev	5.000%	11/1/2007 (ETM)	12,000	12,120
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007 (ETM)	855	855
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007	145	145
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2008 (ETM)	1,000	1,008
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	6,200	6,670
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2007	3,515	3,533
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,141
New York State Urban Dev. Corp. Rev. (Correctional Fac.) PUT	5.250%	1/1/2009	21,105	21,661
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,890
North Babylon NY Union Free School Dist. TAN	4.500%	6/27/2007	5,000	5,015
Schenectady NY GO BAN	4.500%	5/24/2007 LOC	2,200	2,205
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	6,970	7,071
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	12,075	12,255

				329,563

North Carolina (2.0%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/2007	6,590	6,592
Durham NC GO	5.000%	2/1/2008	5,340	5,410
Fayetteville NC Public Works Comm. Rev	3.550%	1/15/2008 (4)	18,365	18,332
Guildord County NC GO PUT	4.000%	10/1/2007	2,000	2,004
North Carolina GO	5.000%	2/1/2008	27,585	27,947
North Carolina GO	4.600%	4/1/2009 (Prere.)	9,000	9,333
Wake County NC Public Improvement GO	5.000%	4/1/2007	8,000	8,018

				77,636

Ohio (2.2%)
Delaware City OH BAN	4.750%	5/10/2007	8,000	8,020
Independence OH BAN	4.500%	5/7/2007	4,400	4,407
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.780%	3/9/2007 (4)	13,600	13,600
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	10,000	9,999
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,675
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/2007 (2)	4,640	4,657
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,133
Ohio Common Schools GO	5.000%	3/15/2007	3,370	3,375
Ohio Higher Educ. Capital Fac. Rev	5.000%	6/1/2009	5,000	5,138
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,590	5,608
Ohio Highway Capital Improvements Rev	5.000%	5/1/2008	4,000	4,064
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/2010	7,270	7,558
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2007 (1)	5,010	5,047
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,371
Ohio State Univ. General Receipts Rev	5.000%	6/1/2008	6,595	6,703
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,013

				88,368

Oklahoma (0.4%)
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2007	6,610	6,635
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008 (4)	4,700	4,776
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2009 (4)	4,620	4,744

				16,155

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	10,900	10,985
Oregon State Dept. Administrative Services	5.000%	9/1/2010 (4)	5,000	5,206

				16,191

Pennsylvania (4.5%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) ARS	3.700%	2/23/2007	17,925	17,925
Allegheny County PA Port Auth. Rev	6.000%	3/1/2009 (1)(Prere.)	2,565	2,704
Allegheny County PA Port Auth. Rev	6.000%	3/1/2009 (1)(Prere.)	4,310	4,544
Allegheny County PA Port Auth. Rev	6.250%	3/1/2009 (1)(Prere.)	3,740	3,961
Berks County PA Hosp. Rev. (Reading Hosp.) ARS	3.800%	2/1/2007 (2)	11,005	11,005
Bethlehem PA Area School Dist	5.375%	9/1/2009 (3)	4,855	4,900
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2007	4,865	4,891
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,605	4,949
Lancaster County PA GO	6.250%	5/1/2010 (3)(Prere.)	4,370	4,697
Pennsylvania GO	5.250%	2/1/2008	15,440	15,676
Pennsylvania GO	5.000%	9/1/2009	8,235	8,488
Pennsylvania Higher Educ. Fac. Auth. Rev. (Rosemont College) PUT	3.630%	11/1/2007 LOC	3,000	2,998
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.500%	7/15/2008 (Prere.)	2,000	2,051
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2009 (3)	6,150	6,323
Pennsylvania State Univ. Rev	5.000%	3/1/2008	8,025	8,135
Philadelphia PA Gas Works Rev	5.250%	7/1/2007 (4)	4,525	4,553
Philadelphia PA GO	5.000%	8/1/2009 (11)	4,775	4,906
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	11,000	11,053
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,063
Pittsburgh PA GO	5.000%	9/1/2008 (1)(ETM)	11,615	11,850
Pittsburgh PA GO	5.000%	9/1/2008 (1)	2,810	2,865
Pittsburgh PA GO	5.750%	9/1/2009 (3)(Prere.)	4,505	4,721
Pittsburgh PA GO	6.000%	9/1/2009 (3)(Prere.)	4,450	4,691
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,680	2,796
Pittsburgh PA School Dist. GO	5.500%	9/1/2009 (4)(Prere.)	2,985	3,114
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,556

				178,415

Puerto Rico (0.5%)
Puerto Rico Govt. Dev. Bank CP	4.050%	2/15/2007	6,724	6,724
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2009	9,500	9,779
Puerto Rico Muni. Finance Agency	5.000%	8/1/2009	5,000	5,122

				21,625

Rhode Island (0.1%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2007	5,000	5,024

South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.500%	2/28/2007	19,165	19,176
Beaufort County SC School Dist. BAN	4.875%	7/13/2007 (ETM)	10,000	10,048

				29,224

Tennessee (4.9%)
Knox County TN GO	5.000%	4/1/2008	3,115	3,162
Memphis TN Electric System Rev	5.000%	12/1/2007 (4)	13,875	14,027
Memphis TN Electric System Rev	5.000%	12/1/2008 (4)	15,000	15,342
Memphis TN GO	5.000%	10/1/2008	4,705	4,798
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2009 (1)	2,000	2,047
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	35,675	36,848
1 Muni. Electric Acquisition Corp. Tennessee Gas Rev. TOB VRDO	3.670%	2/7/2007	80,650	80,650
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2010	5,000	5,157
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2010	18,965	19,640
Tennessee GO	5.250%	3/1/2010 (Prere.)	6,500	6,777
Tennessee Health, Educ. & Housing Fac. (Methodist Health System) PUT	5.000%	10/1/2008	5,720	5,818

				194,266

Texas (12.9%)
Aledo TX Independent School Dist. PUT	3.620%	8/1/2007	6,910	6,910
Arlington TX Independent School Dist	5.000%	2/15/2010	10,105	10,451
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,048
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	1,200	1,209
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/2008	10,000	9,924
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	5,000	5,127
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	27,810	28,515
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TAN	4.500%	6/14/2007	10,000	10,025
Dallas TX GO	5.000%	2/15/2010	5,000	5,167
Dallas TX GO	5.000%	2/15/2010	8,965	9,272
Denton TX Independent School Dist. GO	5.200%	8/15/2008 (Prere.)	10,180	10,411
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	10,990
1 Denton TX Independent School Dist. TOB VRDO	3.670%	2/7/2007	5,415	5,415
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,123
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	5,700	5,858
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	15,200	15,622
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,019
Garland TX GO	4.000%	2/15/2007 (4)	1,950	1,950
Grand Prairie TX Independent School Dist	3.050%	7/31/2007	5,100	5,078
Harris County TX GO CP	3.610%	4/12/2007	5,000	5,001
Harris County TX Toll Road Rev	5.000%	8/15/2008 (3)	9,355	9,530
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	25,640
Houston TX GO	5.500%	3/1/2007	11,205	11,221
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,634
Houston TX Independent School Dist. GO	5.000%	2/15/2008	4,500	4,559
Houston TX Independent School Dist. GO	5.000%	2/15/2009 (Prere.)	14,315	14,669
Houston TX Independent School Dist. GO	5.000%	2/15/2010	8,585	8,877
Houston TX Util. System Rev	5.250%	5/15/2010 (1)	2,300	2,401
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2007	2,810	2,824
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2008	4,275	4,343
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2009	3,990	4,089
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2010	4,720	4,877
1 Longview TX Water & Sewer Rev. TOB VRDO	3.660%	2/7/2007 (1)	9,270	9,270
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/2008 (ETM)	16,810	16,810
Montgomery County TX PUT	5.000%	9/1/2008 (4)	3,000	3,058
Montgomery County TX PUT	5.000%	9/1/2010 (4)	2,500	2,590
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007	6,820	6,820
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	44,320	44,979
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009	8,500	8,737
San Antonio TX Electric & Gas Rev	5.000%	2/1/2010	9,185	9,491
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	5,760	5,993
Spring Branch TX Independent School Dist. GO VRDO	3.620%	2/7/2007	8,900	8,900
Spring TX Independent School Dist. Schoolhouse GO PUT	3.750%	8/15/2007 (4)	7,000	7,003
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2007	4,925	4,943
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	2,910
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,681
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,198
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,052
Texas Dept. of Transp. COP	5.000%	8/15/2007	5,000	5,036
Texas GO Public Finance Auth	5.250%	10/1/2007	3,000	3,031
1 Texas GO TOB VRDO	3.660%	2/7/2007	7,500	7,500
1 Texas GO TOB VRDO	3.660%	2/7/2007	11,360	11,360
Texas Muni. Gas Acquisition & Supply Corp. Rev	5.000%	12/15/2010	11,000	11,414
Texas TRAN	4.500%	8/31/2007	20,000	20,092
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	37,115	37,726
Univ. of Houston TX Rev	5.250%	2/15/2008 (4)	5,435	5,519
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2007	5,000	5,035
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	2,500	2,547
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	7,000	7,131

				514,605

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	4.500%	7/1/2007 (2)	10,000	10,034
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2007 (4)	5,000	5,027
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2010 (4)	6,290	6,527

				21,588

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	4,919

Virginia (1.1%)
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/2008	2,500	2,468
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	5,800	1,060
Rappahannock VA Regional Jail Auth Rev. GANS	4.250%	12/1/2009	5,000	5,041
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2008	10,885	11,025
Virginia Housing Dev. Auth. Rev. PUT	3.790%	2/13/2007	10,000	10,000
Virginia Public School Auth. Rev	5.000%	8/1/2007	2,260	2,275
Virginia Public School Auth. Rev	5.000%	8/1/2010	6,000	6,240
Virginia Public School Auth. Rev	5.500%	8/1/2010	4,645	4,906

				43,015

Washington (3.2%)
Douglas County WA Public Util. Dist. No. 1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,685
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2009	15,000	15,415
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2010	42,450	44,039
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/2009	8,090	8,314
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,091
King County WA GO	5.000%	6/1/2007	10,000	10,043
Port of Seattle WA Rev	5.000%	3/1/2009 (4)	3,415	3,498
Port of Seattle WA Rev	5.000%	3/1/2010 (4)	3,230	3,342
Seattle WA Drain & Wastewater Rev	4.000%	2/1/2008	2,075	2,080
Seattle WA Drain & Wastewater Rev	4.000%	2/1/2009	2,170	2,179
Seattle WA Water System Rev	4.500%	9/1/2007 (1)	6,625	6,656
Washington GO	5.500%	9/1/2007	13,130	13,267
Washington GO	4.000%	7/1/2008	5,180	5,200
Washington GO	5.000%	7/1/2010	5,525	5,735

				125,544

West Virginia (0.3%)
West Virginia GO	5.500%	6/1/2010 (4)	5,000	5,267
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2007 (1)	500	501
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2008 (1)	2,500	2,537
West Virginia Water Dev. Auth. Rev	5.625%	10/1/2010 (4)(Prere.)	5,000	5,315

				13,620

Wisconsin (2.3%)
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,698
Milwaukee WI GO	5.000%	10/1/2010 (1)	12,735	13,257
Wisconsin GO	5.000%	5/1/2007 (3)	6,200	6,220
Wisconsin GO	5.000%	5/1/2008	8,055	8,180
Wisconsin GO	5.000%	5/1/2010 (1)	8,690	9,008
Wisconsin GO	5.000%	5/1/2010 (1)	14,405	14,933
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	3.700%	2/26/2007	7,975	7,975
Wisconsin School Dist. Cash Flow Management Program COP TAN	4.250%	11/1/2007 (LOC)	10,000	10,045
Wisconsin Transp. Rev	5.000%	7/1/2008	12,385	12,603
Wisconsin Transp. Rev	5.000%	7/1/2008 (3)	8,750	8,905

				92,824

Multiple States (1.6%)
1 Various States TOB VRDO	3.810%	2/7/2007 (2)(3)(4)	34,490	34,490
1 Various States TOB VRDO	3.810%	2/7/2007	29,725	29,725

				64,215

Total Municipal Bonds
(Cost $3,961,015)				3,947,122

			Shares

Temporary Cash Investment (1.2%)

3 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $47,475)			47,475,282	47,475

Total Investments (100.2%)
(Cost $4,008,490)				3,994,597

Other Assets and Liabilities—Net (-0.2%)				(7,387)

Net Assets (100%)				3,987,210

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of these securities was $550,054,000, representing 13.8% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $4,008,490,000. Net unrealized depreciation of investment securities for tax purposes was $13,893,000, consisting of unrealized gains of $432,000 on securities that had risen in value since their purchase and $14,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (95.2%)

Alabama (0.3%)
Alabama GO	5.250%	6/1/2012	5,105	5,405
Alabama GO	5.250%	6/1/2013	5,105	5,401
Alabama GO	5.250%	6/1/2014	5,155	5,453
Alabama GO	5.250%	6/1/2015	3,455	3,645
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/2025	5,000	5,126
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	15,905

				40,935

Alaska (0.1%)
Anchorage AK Electric Rev	8.000%	12/1/2011 (1)	5,395	6,355
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,364
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	7,002

				19,721

Arizona (1.2%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	11,030	11,790
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,000	5,344
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,500	5,879
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,470
Arizona Transp. Board Highway Rev	6.000%	7/1/2010	25,000	26,762
Arizona Transp. Board Highway Rev	5.000%	7/1/2017	11,960	12,860
Arizona Transp. Board Highway Rev	5.250%	7/1/2018	4,000	4,259
Arizona Transp. Board Highway Rev	5.250%	7/1/2019	4,110	4,372
Arizona Transp. Board Highway Rev	5.000%	7/1/2022	8,630	9,116
Arizona Transp. Board Highway Rev	5.000%	7/1/2023	8,180	8,630
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	2,000	2,109
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2009 (4)	4,795	4,933
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2010 (4)	2,500	2,567
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2011 (4)	3,000	3,080
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2012 (3)	9,645	10,243
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2013 (3)	5,000	5,306
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2014 (3)	6,820	7,236
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2014 (3)	4,215	4,549
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,256
Phoenix AZ Highway Rev. GO	9.250%	7/1/2007	4,000	4,090
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2016 (Prere.)	4,000	4,341
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2016 (Prere.)	7,350	7,976
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2016 (Prere.)	7,780	8,442
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2016 (Prere.)	6,210	6,739
Tucson AZ GO	7.375%	7/1/2013	4,500	5,388

				181,737

California (10.4%)
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2023	28,000	29,864
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2024	29,930	31,852
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2025	17,000	18,065
California GO	5.700%	8/1/2007	1,000	1,009
California GO	5.750%	8/1/2008 (3)	855	864
California GO	6.300%	9/1/2010	4,000	4,332
California GO	5.250%	10/1/2013 (1)	6,115	6,651
California GO	5.250%	2/1/2014	20,000	21,535
California GO	5.250%	11/1/2014	10,000	10,783
California GO	5.000%	3/1/2015	11,910	12,720
California GO	5.250%	11/1/2015	10,225	11,007
California GO	6.000%	4/1/2018	11,980	14,002
California GO	5.000%	12/1/2018	8,665	9,155
California GO	5.000%	3/1/2022 (2)	10,000	10,592
California GO	5.000%	3/1/2023	38,920	40,871
California GO	5.000%	3/1/2023	35,495	37,455
California GO	5.000%	6/1/2023 (2)	10,000	10,556
California GO	5.125%	11/1/2023	7,000	7,398
California GO	5.000%	3/1/2024	30,390	32,045
California GO	5.000%	3/1/2025	14,125	14,872
California GO	5.000%	8/1/2026	9,000	9,438
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2007 (1)	4,155	4,195
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	8,000	8,407
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2019	3,135	3,278
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2020	4,180	4,361
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2021	6,165	6,423
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,651
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	6,774
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,061
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2014	8,370	8,986
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2015	10,105	10,892
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2016	8,750	9,393
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2017	7,085	7,585
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2018	6,500	6,932
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2019	11,820	12,572
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2020	10,000	10,610
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2021	15,230	16,126
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2022	15,985	16,876
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2023	11,465	12,074
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2024	10,000	10,510
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2025	7,500	7,871
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2026	7,500	7,861
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	37,000	40,254
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	77,880	85,190
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	8,000	8,677
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	15,000	16,763
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	20,000	22,176
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	10,000	10,897
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	61,875	67,426
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	100,967
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,359
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	890	914
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	995	1,014
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	73,000	73,899
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	8,750	8,965
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,450
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	56,007
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	23,168
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	5,839
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2017 (1)	8,110	8,559
Fresno CA Sewer Rev	6.250%	9/1/2014 (2)	12,000	13,558
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2021 (2)	15,000	15,651
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2029 (2)	40,000	41,339
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,757
Long Beach CA Harbor Rev	5.750%	5/15/2013	7,630	8,087
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015	20,000	21,168
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2011 (2)	5,865	6,241
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2012 (2)	6,190	6,650
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2013 (2)	6,535	7,028
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	10,105	10,974
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	46,690	49,586
Los Angeles CA USD GO	5.000%	7/1/2024 (1)	19,915	21,107
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.500%	7/1/2010 (4)	51,070	53,895
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/2007 (1)	6,685	6,757
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	11,775	12,517
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2022 (2)	7,015	7,431
Saddleback Valley CA USD	5.000%	8/1/2023 (4)	5,460	5,767
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	9,481
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	10,456
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	11,626
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,693
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	17,151
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	28,137
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,854
San Francisco CA City & County International Airport Rev	5.500%	5/1/2011 (1)	4,215	4,463
San Francisco CA City & County International Airport Rev	5.500%	5/1/2012 (1)	4,930	5,212
San Francisco CA City & County International Airport Rev	5.500%	5/1/2013 (1)	5,115	5,408
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014 (1)	5,565	5,883
San Francisco CA City & County International Airport Rev	5.500%	5/1/2015 (1)	5,880	6,224
San Francisco CA City & County International Airport Rev	5.500%	5/1/2016 (1)	6,215	6,566
Univ. of California Rev	5.000%	5/15/2033 (2)	20,000	20,875

				1,555,570

Colorado (2.5%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	18,935	20,343
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	10,744
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	10,743
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	21,487
1 Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	25,185	27,118
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	20,795	22,391
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,185	6,660
Colorado Dept. of Transp. Rev	5.375%	6/15/2012 (Prere.)	8,500	9,218
Colorado Dept. of Transp. Rev	5.500%	6/15/2012 (1)	11,780	12,745
Colorado Dept. of Transp. Rev	5.500%	6/15/2013 (1)	14,500	15,857
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,538
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	5,874
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,047
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,787
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,503
Colorado Springs CO Util. System Rev	5.000%	11/15/2009	5,000	5,162
Colorado Springs CO Util. System Rev	5.375%	11/15/2012	12,620	13,477
Colorado Springs CO Util. System Rev	5.375%	11/15/2014	12,745	13,581
Denver CO City & County Airport Rev	5.500%	11/15/2010 (3)	10,000	10,534
Denver CO City & County Airport Rev	5.500%	11/15/2011 (3)	15,070	16,041
Denver CO City & County Airport Rev	6.000%	11/15/2011 (2)	14,895	15,949
Denver CO City & County Airport Rev	5.625%	11/15/2012 (3)	6,000	6,405
Denver CO City & County Airport Rev	5.500%	11/15/2013 (3)	15,085	16,034
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,576
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2018	6,490	7,001
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2019	5,865	6,312
Denver CO City & County GO (Justice System Fac.)	5.000%	8/1/2020	8,255	8,868
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2014	7,065	7,532
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)(Prere.)	8,100	6,396
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)	8,000	6,675
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)(ETM)	6,600	5,529
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2017 (1)	24,490	15,681
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	15,100	8,786
Northern Colorado Water Conservation Dist. Rev	6.350%	12/1/2007 (2)	4,155	4,245
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2021 (3)	6,605	7,021

				368,860

Connecticut (1.6%)
Connecticut GO	5.400%	11/15/2007	685	686
Connecticut GO	5.000%	4/15/2008	4,510	4,579
Connecticut GO	5.250%	6/15/2008	7,000	7,145
Connecticut GO	5.000%	4/15/2009	6,810	6,987
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,511
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,314
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	26,833
Connecticut GO	5.500%	11/15/2011 (4)	21,215	22,818
Connecticut GO	5.500%	12/15/2011 (1)	9,000	9,691
Connecticut GO	5.125%	11/15/2013	19,000	20,067
Connecticut GO	5.125%	11/15/2013	5,675	5,994
Connecticut GO	5.500%	12/15/2013	4,705	5,178
Connecticut GO	5.500%	12/15/2014	8,700	9,661
Connecticut GO	5.000%	11/1/2015	5,000	5,409
Connecticut GO	5.000%	12/15/2015	14,345	15,531
Connecticut GO	5.000%	12/15/2017	5,400	5,851
Connecticut GO	5.000%	12/15/2018	11,000	11,889
Connecticut GO	5.000%	12/15/2020	23,650	25,522
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010	12,000	13,033
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,290
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,680

				236,669

District of Columbia (1.0%)
District of Columbia GO	5.300%	6/1/2007 (2)(Prere.)	4,600	4,716
District of Columbia GO	5.375%	6/1/2007 (2)(Prere.)	5,255	5,388
District of Columbia GO	5.500%	6/1/2007 (4)(ETM)	1,265	1,273
District of Columbia GO	5.500%	6/1/2007 (4)	2,195	2,208
District of Columbia GO	5.500%	6/1/2007 (2)(Prere.)	5,750	5,898
District of Columbia GO	5.750%	6/1/2007 (2)	340	340
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,471
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	8,007
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,189
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,305
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,809
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	1,981
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	15,776
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,033
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	16,380
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,104
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	4,833
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	8,476
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	12,349
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	3,022
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,267
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,736
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,313
District of Columbia Water & Sewer Auth. Public Util. Rev	5.500%	10/1/2023 (4)	15,115	17,207

				147,081

Florida (4.1%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,445
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,070
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	22,067
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,444
Florida Board of Educ. Capital Outlay	5.250%	1/1/2008 (Prere.)	15,775	16,154
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,085
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	4,883
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,140
Florida Board of Educ. Public Educ	5.250%	6/1/2013 (4)	17,825	19,186
Florida Board of Educ. Public Educ	5.375%	6/1/2013	6,820	7,381
Florida Board of Educ. Public Educ	5.000%	6/1/2014	5,040	5,397
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	5,969
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,156
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	11,742
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,702
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	11,689
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,562
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,429
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	3,984
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	10,973
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,286
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,457
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2020 (2)	12,845	13,761
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2021 (2)	13,390	14,312
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2023 (2)	11,235	11,964
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (4)	18,580	19,098
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (1)	14,330	14,730
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2010 (3)	3,615	3,839
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/2013 (1)	7,645	8,282
Florida Dept. of Environmental Protection & Preservation Rev	5.500%	7/1/2013 (4)	11,920	13,014
Florida Dept. of Transp	5.250%	7/1/2015	4,000	4,169
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/2012 (2)	11,500	12,686
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.250%	7/1/2012	17,865	19,032
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,228
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (3)	2,185	2,249
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (4)	5,000	5,290
Florida Turnpike Auth. Rev	5.000%	7/1/2016 (4)	10,000	10,668
Florida Turnpike Auth. Rev	5.000%	7/1/2019 (2)	4,425	4,751
Florida Turnpike Auth. Rev	5.000%	7/1/2020 (2)	4,645	4,976
Florida Turnpike Auth. Rev	5.000%	7/1/2025 (2)	5,885	6,253
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2011 (3)	10,415	10,792
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,041
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,041
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,000	1,040
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,100	1,144
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,039
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,039
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	500	519
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	1,500	1,558
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2027	10,000	10,315
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,805
Hillsborough County FL Util. Rev	5.500%	8/1/2013 (2)	10,000	10,941
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2019 (1)	5,000	5,313
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,302
Jacksonville FL Sales Taxes Rev	5.500%	10/1/2013 (3)	3,045	3,334
Lakeland FL Electric & Water Rev	6.050%	10/1/2012 (4)	10,000	11,110
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	11,666
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,498
Miami-Dade County FL School Board COP	5.000%	11/1/2021 (2)	3,280	3,485
Miami-Dade County FL School Board COP	5.000%	11/1/2022 (2)	3,155	3,339
Miami-Dade County FL School Board COP	5.000%	11/1/2023 (2)	2,500	2,646
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	5,025	5,307
Orange County FL School Board COP	5.000%	8/1/2023 (3)	9,000	9,516
Orange County FL School Board COP	5.000%	8/1/2024 (3)	4,000	4,226
Orange County FL Tourist Dev. Rev	5.000%	10/1/2027 (2)	12,630	13,319
Orange County FL Tourist Dev. Rev	5.000%	10/1/2028 (2)	13,125	13,832
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2014 (2)	4,000	4,306
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2013 (ETM)	10,000	10,846
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014 (ETM)	5,000	5,462
Seminole County FL Water & Sewer Rev	5.000%	10/1/2023	5,000	5,323
Seminole County FL Water & Sewer Rev	5.000%	10/1/2024	5,000	5,319
South Florida Water Management Dist	5.000%	10/1/2013 (2)	5,000	5,311
South Florida Water Management Dist	5.000%	10/1/2014 (2)	9,460	10,108
South Florida Water Management Dist	5.000%	10/1/2015 (2)	5,800	6,228
South Florida Water Management Dist	5.000%	10/1/2016 (2)	3,000	3,230
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/2020	10,000	10,638
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,127
Tampa-Hillsborough County FL Expressway Auth. Rev	5.000%	7/1/2024 (2)	15,350	16,309

				606,877

Georgia (4.3%)
Atlanta GA Airport Fac. Rev	6.000%	1/1/2011 (3)	7,000	7,446
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012 (3)	7,500	7,965
Atlanta GA Airport Fac. Rev	6.250%	1/1/2014 (3)	5,000	5,323
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	11,930	12,659
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016 (3)	5,000	5,297
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2033 (4)	9,000	9,367
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2010 (3)	10,000	10,528
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2011 (3)	10,000	10,647
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2025 (4)	10,000	11,982
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2026 (4)	15,460	18,607
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2027 (4)	6,635	8,018
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2028 (4)	7,500	9,098
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	37,743
DeKalb County GA Water & Sewer Rev	5.250%	10/1/2024	9,000	10,230
DeKalb County GA Water & Sewer Rev	5.250%	10/1/2025	17,590	20,085
DeKalb County GA Water & Sewer Rev	5.250%	10/1/2026	21,310	24,408
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,453
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,484
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	6,848
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,061
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	15,652
Georgia GO	6.250%	8/1/2007	5,500	5,570
Georgia GO	6.750%	8/1/2007	6,100	6,192
Georgia GO	7.400%	8/1/2007 (ETM)	325	331
Georgia GO	7.400%	8/1/2007	10,875	11,072
Georgia GO	7.000%	11/1/2007	17,960	18,393
Georgia GO	7.400%	8/1/2008 (ETM)	170	179
Georgia GO	7.400%	8/1/2008	5,730	6,032
Georgia GO	7.100%	9/1/2009	7,900	8,537
Georgia GO	7.450%	1/1/2010	4,000	4,397
Georgia GO	6.250%	8/1/2010	7,800	8,431
Georgia GO	6.750%	9/1/2010	8,000	8,789
Georgia GO	5.700%	7/1/2011	4,470	4,823
Georgia GO	5.750%	9/1/2011	2,500	2,710
Georgia GO	5.000%	10/1/2011	18,810	19,815
Georgia GO	5.000%	11/1/2011 (Prere.)	15,570	16,414
Georgia GO	5.000%	11/1/2011 (Prere.)	16,500	17,394
Georgia GO	5.250%	12/1/2011	18,320	19,532
Georgia GO	5.400%	4/1/2013	7,525	8,194
Georgia GO	5.000%	10/1/2013	21,050	22,563
Georgia GO	5.000%	10/1/2014	20,250	21,859
Georgia GO	5.000%	10/1/2018	20,735	22,507
Georgia GO	5.000%	9/1/2019	7,580	8,150
Georgia Road & Tollway Auth. Rev	5.000%	10/1/2021	14,250	15,093
Georgia Road & Tollway Auth. Rev	5.000%	10/1/2022	10,355	10,943
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,066
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,395
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,653
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2020	23,970	25,763
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2021	12,500	13,446
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2021	37,000	39,800
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	9,458

				635,402

Hawaii (1.3%)
Hawaii Airport System Rev	5.750%	7/1/2010 (3)	10,780	11,380
Hawaii Airport System Rev	6.375%	7/1/2012 (3)	9,140	9,886
Hawaii Airport System Rev	6.900%	7/1/2012 (ETM)	20,195	22,037
Hawaii GO	5.625%	9/1/2009 (4)(Prere.)	3,510	3,704
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,761
Hawaii GO	5.750%	10/1/2010 (1)(Prere.)	115	123
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,144
Hawaii GO	6.000%	11/1/2010 (4)	10,000	10,762
Hawaii GO	5.750%	10/1/2011 (1)	2,095	2,232
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,138
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,422
Hawaii GO	5.625%	9/1/2012 (4)	1,490	1,569
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,268
Hawaii GO	5.375%	8/1/2013 (3)	16,595	17,627
Hawaii GO	5.375%	8/1/2013 (3)	14,700	15,614
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,101
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,373
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,630
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,425
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,297
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	4,004
Honolulu HI City & County GO	5.000%	7/1/2023 (1)	10,000	10,591

				198,093

Illinois (2.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	21,410
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	25,785
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	5,540	5,941
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	13,425	14,396
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	7,150	7,667
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	15,715	16,852
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,182
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2009 (2)(ETM)	8,675	8,932
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2009 (2)	7,215	7,419
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,595	3,860
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,200	3,436
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	4,035	4,332
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	2,000	2,147
Chicago IL Water Rev	0.000%	11/1/2014 (2)	7,460	5,435
Chicago IL Water Rev	0.000%	11/1/2015 (2)	7,555	5,262
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,000
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/2010	9,750	9,935
Illinois GO	5.000%	10/1/2010	9,000	9,366
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	5,923
Illinois GO	5.250%	10/1/2012	14,000	14,989
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,306
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,366
Illinois GO	5.250%	10/1/2014	40,000	43,104
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,071
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,459
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,134
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,105
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,393
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	5,895	6,289
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	945	1,008
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	3,225	3,589
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	1,030	1,146
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,250	4,562
Illinois Sales Tax Rev	6.125%	6/15/2014	6,850	7,336
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (2)	25,000	26,643
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2016 (1)	8,330	5,521
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2019 (3)	39,340	23,156
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2023 (1)	32,515	15,627
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2024 (1)	15,895	7,277
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2016 (1)	15,270	10,430

				390,791

Indiana (0.0%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010 (1)	4,500	4,755

Kansas (0.1%)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2016	1,250	1,324
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2017	1,000	1,056
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2018	1,000	1,054
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2019	1,500	1,577
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2020	1,500	1,571
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2021	1,500	1,569
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2024	6,505	6,787
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2026	7,000	7,275

				22,213

Kentucky (0.7%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,135	6,547
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	3,500	3,735
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	9,725	10,307
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	11,815	12,522
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011 (1)(Prere.)	5,000	5,336
Kentucky Property & Building Comm. Rev	5.500%	8/1/2012 (4)	10,000	10,826
Kentucky Property & Building Comm. Rev	5.250%	8/1/2013 (4)	27,540	29,112
Kentucky Property & Building Comm. Rev	5.250%	8/1/2015 (4)	15,480	16,361
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	3.500%	2/7/2007 (4)	905	905
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2012 (4)	4,495	4,824
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2013 (4)	4,755	5,099

				105,574

Louisiana (1.6%)
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	11,714
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	19,102
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	20,128
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,089
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,409
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,657
Louisiana GO	5.000%	5/1/2021 (4)	9,765	10,404
Louisiana GO	5.000%	5/1/2023 (4)	32,565	34,568
Louisiana Gasoline and Fuel Tax Rev	5.250%	5/1/2020 (3)	6,200	6,685
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2030 (3)	46,465	48,800
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2008 (1)(Prere.)	4,990	5,153
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2021 (2)	20,000	21,240
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2022 (2)	14,160	15,004
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2023 (2)	10,000	10,580

				231,533

Maryland (0.4%)
Maryland GO	5.500%	7/15/2009	16,490	17,176
Maryland GO	5.500%	3/1/2016	8,035	9,054
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2015	3,915	4,143
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2016	2,980	3,146
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2010 (Prere.)	4,000	4,394
Montgomery County MD GO	5.000%	11/1/2010	9,770	10,203
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/2013	7,800	8,340

				56,456

Massachusetts (8.4%)
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	5,785	6,198
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,119
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,159
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,159
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2021	6,840	7,874
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2022	13,000	14,280
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2023	10,000	11,004
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2024	10,000	11,033
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	10,525	12,260
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024 (1)	5,000	5,824
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2028	10,000	11,489
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2029	5,000	5,758
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2030	8,500	9,808
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,005
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	7,931
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	8,979
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,785
Massachusetts GAN	5.125%	6/15/2010	10,755	11,102
Massachusetts GAN	5.250%	6/15/2010	23,675	24,483
Massachusetts GAN	5.125%	12/15/2010	5,000	5,161
Massachusetts GAN	5.250%	12/15/2010	26,275	27,206
Massachusetts GAN	5.125%	6/15/2011	8,555	8,831
Massachusetts GAN	5.250%	6/15/2011	15,000	15,531
Massachusetts GAN	5.250%	12/15/2011	14,820	15,345
Massachusetts GAN	5.750%	12/15/2011	20,000	21,376
Massachusetts GAN	5.750%	6/15/2012	11,280	12,029
Massachusetts GAN	5.125%	12/15/2012	5,000	5,161
Massachusetts GAN	5.125%	6/15/2013	5,000	5,161
Massachusetts GAN	5.750%	6/15/2013	10,000	10,658
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	5,832
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,614
Massachusetts GO	5.500%	11/1/2016	25,000	28,051
Massachusetts GO	5.500%	11/1/2016 (1)	75,000	84,152
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	56,102
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	22,642
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	7,925
Massachusetts GO	5.500%	10/1/2018	10,000	11,317
Massachusetts GO	5.250%	8/1/2021	10,000	11,190
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,479
Massachusetts GO	5.250%	8/1/2022	20,000	22,448
Massachusetts GO	5.250%	8/1/2023	20,000	22,507
Massachusetts GO	5.500%	8/1/2030 (2)	25,020	29,765
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,330
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,564
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,795
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,899
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	10,972
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,871
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,736
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	22,865	24,370
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	20,000	21,408
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2021 (4)	41,095	43,736
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2023 (4)	6,800	7,207
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	8,685	9,417
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2019 (3)	5,000	5,583
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2026 (3)	32,360	37,999
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2028 (3)	11,075	13,117
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,432
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,643
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	448
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,239
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,031
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,605
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,238
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,068
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	6,866
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	855
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,373
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	304
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,243
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,065
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	144
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	7,500	8,429
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	30,809
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,824
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2021	13,955	15,350
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	6,500	7,326
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,319
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2025	5,000	5,525
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2025	5,355	6,088
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2010 (ETM)	30,220	32,849
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019 (ETM)	37,515	44,486
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2021 (2)	11,135	12,047
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2022 (2)	27,710	29,873
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2023 (2)	29,865	32,140
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2024 (2)	19,920	21,418
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2025 (2)	6,380	6,848
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2026 (2)	6,710	7,189
2 Massachusetts Water Resources Auth. Rev	5.250%	8/1/2030 (4)	35,965	41,453
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2031 (2)	13,025	13,782
2 Massachusetts Water Resources Auth. Rev	5.250%	8/1/2031 (4)	5,130	5,932
2 Massachusetts Water Resources Auth. Rev	5.250%	8/1/2032 (4)	7,295	8,449
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2019 (2)	25,625	27,386

				1,252,813

Michigan (2.4%)
Detroit MI Sewer System Rev	5.000%	7/1/2013 (4)(Prere.)	15,665	16,726
Detroit MI Sewer System Rev	0.000%	7/1/2016 (3)	7,500	5,064
Detroit MI Sewer System Rev	5.000%	7/1/2028 (4)	6,155	6,412
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	31,165	32,970
Detroit MI Water Supply System	5.000%	7/1/2019 (1)	5,000	5,334
Detroit MI Water Supply System	5.000%	7/1/2020 (4)	8,535	9,088
Detroit MI Water Supply System	5.000%	7/1/2020 (1)	7,665	8,162
Detroit MI Water Supply System	5.000%	7/1/2022 (1)	4,000	4,243
Detroit MI Water Supply System	5.000%	7/1/2023 (1)	4,000	4,237
Detroit MI Water Supply System	5.000%	7/1/2024 (4)	27,425	29,029
Detroit MI Water Supply System	5.000%	7/1/2025 (4)	9,955	10,521
Michigan Building Auth. Rev	5.375%	10/15/2007 (Prere.)	5,880	6,007
Michigan Building Auth. Rev	6.000%	10/15/2007 (ETM)	9,000	9,146
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	8,440	9,056
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	6,010	6,449
Michigan Building Auth. Rev	5.500%	10/15/2012	6,695	7,155
Michigan Building Auth. Rev	5.250%	10/15/2013	2,500	2,587
Michigan Building Auth. Rev	5.250%	10/15/2013 (4)	12,000	12,976
Michigan Building Auth. Rev	5.500%	10/15/2013	6,000	6,411
Michigan Building Auth. Rev	5.250%	10/15/2014 (4)	15,000	16,197
Michigan Building Auth. Rev	5.500%	10/15/2014	10,000	10,686
Michigan Building Auth. Rev	5.250%	10/15/2015 (4)	22,445	24,233
Michigan Building Auth. Rev	5.500%	10/15/2015	5,000	5,343
Michigan Building Auth. Rev	5.250%	10/15/2016 (4)	9,000	9,717
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,354
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,642
Michigan GO	5.500%	12/1/2013	6,125	6,731
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	3,957
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,205
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,139
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,721
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,178
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,295
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	11,600
Wayne Charter County MI Airport Rev	5.250%	12/1/2010 (1)	12,000	12,376

				351,947

Minnesota (2.2%)
Minnesota GO	5.000%	8/1/2008	12,965	13,213
Minnesota GO	5.000%	11/1/2009	21,000	21,695
Minnesota GO	5.000%	10/1/2010	28,175	29,379
Minnesota GO	5.000%	11/1/2010	27,915	29,133
Minnesota GO	5.000%	10/1/2011	26,795	28,215
Minnesota GO	5.000%	10/1/2012	28,800	30,606
Minnesota GO	5.000%	11/1/2012	21,920	23,313
Minnesota GO	5.000%	8/1/2013	5,780	6,180
Minnesota GO	5.000%	10/1/2013	35,445	37,949
Minnesota GO	5.000%	11/1/2013	28,270	30,289
Minnesota GO	5.000%	11/1/2014	19,775	21,331
Minnesota GO	5.000%	11/1/2015	19,775	21,454
Minnesota GO	5.000%	11/1/2016	19,735	21,519
Northern Minnesota Muni. Power Agency Electric System Rev	5.250%	1/1/2012 (4)	6,000	6,279
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,708

				326,263

Mississippi (0.6%)
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	9,767
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,296
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,399
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,562
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	5,920
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	4,985
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,156
Mississippi GO	5.750%	12/1/2011	6,000	6,498
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,416
Mississippi GO	5.500%	12/1/2016	8,435	9,464
Mississippi GO	5.500%	12/1/2017	4,000	4,516
Mississippi GO	5.250%	11/1/2022	8,245	9,275

				85,254

Missouri (1.5%)
Missouri Board Public Building Special Obligation Rev	5.250%	10/15/2009	10,640	11,052
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,527
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,735
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,599
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,825
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,034
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2011 (Prere.)	3,000	3,205
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2011 (Prere.)	3,430	3,664
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2011 (Prere.)	2,000	2,137
Missouri Highways & Transp. Comm. Road Rev	5.250%	2/1/2012 (Prere.)	11,410	12,173
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2022	18,735	20,021
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2023	22,355	23,854
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2024	88,030	93,863
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2026	13,000	13,831
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	11,560	12,415
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2011 (1)(Prere.)	10,260	11,019

				228,954

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,417
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,511
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,108
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,795

				13,831

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	6,130	6,276
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	3,980	4,075
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	41,000	41,974
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	1,825	1,868
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	5,360	5,480
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	2,045	2,091
Nebraska Public Power Dist. Rev	5.250%	1/1/2012 (1)	1,020	1,043
Nebraska Public Power Dist. Rev	5.250%	1/1/2013 (1)	10,565	10,803

				73,610

Nevada (1.4%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010 (1)	8,470	8,716
Clark County NV Airport Improvement Rev	5.250%	7/1/2012 (1)	4,225	4,340
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,570
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	4,837
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,204
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,168
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,629
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	9,729
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,545
Clark County NV School Dist. GO	5.500%	6/15/2007 (3)(Prere.)	16,325	16,596
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,171
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	30,552
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	32,037
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	5,000	5,371
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	5,000	5,306
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	4,500	4,775
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2011 (2)	10,000	10,590
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	6,004
Nevada GO	6.000%	5/15/2010	6,680	7,117
Nevada GO	5.250%	5/15/2011	6,000	6,107
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2012 (4)	5,335	5,693
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2013 (4)	4,790	5,108

				201,165

New Jersey (8.1%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,000	6,949
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2026 (1)	3,500	4,089
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2030 (1)	10,000	11,820
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	140,220	170,322
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,266
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.000%	7/1/2008 (1)	17,000	17,311
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	25,837
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,631
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,580
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	94,744
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	69,955
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	21,226
New Jersey GO	5.500%	8/1/2011	3,500	3,747
New Jersey GO	5.250%	7/1/2014 (4)	25,000	27,272
New Jersey GO	5.250%	7/1/2015 (4)	50,000	54,953
New Jersey GO	5.250%	7/15/2015 (2)	9,000	9,894
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2010 (1)	8,050	8,340
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,514
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2012 (1)	2,000	2,064
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2014 (1)	2,850	2,941
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,208
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	15,711
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	26,652
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	30,351
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	10,931
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,556
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)(ETM)	7,510	8,323
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)	12,490	13,815
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	19,720	21,660
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	10,280	11,291
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	30,000	32,951
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	20,000	21,967
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)	12,490	14,363
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)(ETM)	7,510	8,671
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/2014 (3)(Prere.)	16,400	17,872
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	83,500	95,866
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	25,000	29,812
New Jersey Turnpike Auth. Rev	6.500%	1/1/2009 (2)(ETM)	23,200	24,386
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	12,775	13,438
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	3,440	3,618
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(ETM)	7,475	7,888
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)	27,745	29,256
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	9,000	10,525
New Jersey Turnpike Auth. Rev	5.250%	1/1/2026 (4)	10,000	11,417
New Jersey Turnpike Auth. Rev	5.250%	1/1/2027 (4)	12,035	13,799
New Jersey Turnpike Auth. Rev	5.250%	1/1/2028 (4)	12,000	13,797
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029 (4)	5,000	5,763
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,089
Tobacco Settlement Financing Corp. New Jercey Rev	5.000%	6/1/2018	16,475	16,888
Tobacco Settlement Financing Corp. New Jercey Rev	5.000%	6/1/2019	30,595	31,262
Tobacco Settlement Financing Corp. New Jersey Rev	4.250%	6/1/2012	6,385	6,355
Tobacco Settlement Financing Corp. New Jersey Rev	5.000%	6/1/2013	14,945	15,435
Tobacco Settlement Financing Corp. New Jersey Rev	5.000%	6/1/2015	11,425	11,770
Tobacco Settlement Financing Corp. New Jersey Rev	5.000%	6/1/2016	14,585	15,023
Tobacco Settlement Financing Corp. New Jersey Rev	5.000%	6/1/2017	15,925	16,377

				1,202,541

New Mexico (0.8%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	30,000	29,684
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2020 (1)	30,525	32,858
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	28,000	30,085
New Mexico Highway Comm. Tax Rev	5.750%	6/15/2010 (Prere.)	16,310	17,323
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	12,780	13,674

				123,624

New York (7.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,792
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,174
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,339
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2008 (1)(Prere.)	14,255	14,639
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2008 (1)(Prere.)	10,940	11,235
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	6,000	6,278
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2012	40,505	43,113
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2018 (1)	27,900	29,986
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2020 (1)	10,000	10,713
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2021 (3)	10,000	10,680
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2021 (1)	33,115	35,367
Long Island NY Power Auth. Electric System Rev. VRDO	3.650%	2/1/2007 LOC	12,800	12,800
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,569
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,774
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	17,992
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	7,745	8,097
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	49,034
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	20,733
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,186
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2008	10,000	10,293
New York City NY GO	5.700%	8/1/2007	5,195	5,242
New York City NY GO	5.250%	8/1/2010	27,000	28,216
New York City NY GO	5.250%	8/1/2011	30,000	31,666
New York City NY GO	5.250%	8/1/2013	18,015	19,335
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,313
New York City NY GO	5.750%	8/1/2015 (2)	38,000	41,576
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2019	7,500	8,039
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2028 (1)	10,000	10,559
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2031	5,000	5,247
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,228
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,690
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	3,550	3,645
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	6,375	6,545
New York City NY Transitional Finance Auth. Rev	5.500%	5/15/2008 (Prere.)	2,000	2,066
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,570	7,877
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,245	7,539
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	4,000	4,162
New York City NY Transitional Finance Auth. Rev	5.125%	5/15/2009 (3)(Prere.)	5,195	5,406
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	12,585	13,136
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	5,000	5,219
New York City NY Transitional Finance Auth. Rev	5.750%	8/15/2009 (3)(Prere.)	14,740	15,607
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2010 (Prere.)	3,500	3,710
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	4,365	4,658
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	5,960	6,360
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	6,000	6,447
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	14,000	14,914
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014	5,000	5,321
New York City NY Transitional Finance Auth. Rev	5.250%	8/1/2018 (2)	5,000	5,341
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,220
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	2,235	2,331
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	73
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	327
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,052
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2010 (Prere.)	1,785	1,892
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2012	4,160	4,394
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,384
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	12,429
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	15,800
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,427
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/2010 (1)	4,000	4,116
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/2011 (1)	7,365	7,578
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2023 (3)	6,415	6,784
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2024 (3)	6,740	7,123
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/2013	2,135	2,286
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/2014	3,250	3,497
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023	5,000	5,290
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	8,740	10,232
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2008 (4)(Prere.)	4,500	4,628
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2008 (2)(Prere.)	6,000	6,177
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (4)	6,285	6,459
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,152
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	14,991
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,090
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,764
New York State Power Auth. Rev	5.250%	11/15/2017	20,710	22,124
New York State Power Auth. Rev	5.250%	11/15/2018	35,425	37,937
New York State Thruway Auth. Rev	5.000%	1/1/2023 (2)	20,000	21,136
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (2)(Prere.)	10,000	10,224
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)(ETM)	6,725	7,228
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,105
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,384
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	21,590
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,250
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,551
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	16,854
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2007	4,900	4,928
Port Auth. of New York & New Jersey Rev	5.500%	9/15/2008 (3)	5,810	5,868
Port Auth. of New York & New Jersey Rev	5.250%	7/15/2010	11,095	11,387
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	10,000	10,227
Port Auth. of New York & New Jersey Rev	5.000%	12/1/2029	29,405	31,038
Suffolk County NY Water Auth. Rev	6.800%	6/1/2012 (ETM)	10,660	11,671
Triborough Bridge & Tunnel Auth. New York Rev	6.600%	1/1/2010 (ETM)	55,325	58,785
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2012 (ETM)	18,920	19,787
Triborough Bridge & Tunnel Auth. New York Rev	6.000%	1/1/2012 (ETM)	12,000	12,865
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	20,000	21,366

				1,136,664

North Carolina (3.0%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2009 (Prere.)	10,000	10,462
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011	25,000	26,262
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012	14,875	15,779
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	25,000	26,727
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	15,000	16,272
North Carolina Eastern Muni. Power Agency Rev	5.300%	1/1/2015	4,000	4,243
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016	3,000	3,188
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017	4,700	4,989
North Carolina GO	5.000%	6/1/2009	11,500	11,828
North Carolina GO	5.000%	6/1/2010	13,820	14,369
North Carolina GO	5.250%	6/1/2011	10,375	11,000
North Carolina GO	5.000%	4/1/2014	37,045	39,845
North Carolina GO	5.000%	5/1/2014	30,280	32,305
North Carolina GO	5.000%	3/1/2020	20,000	21,286
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2018 (4)	9,675	10,416
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2019 (4)	10,000	10,740
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2021 (4)	10,000	10,698
North Carolina Muni. Power Agency Rev	5.250%	1/1/2009 (1)	8,500	8,732
North Carolina Muni. Power Agency Rev	5.250%	1/1/2016 (4)	10,000	10,691
North Carolina Muni. Power Agency Rev	5.250%	1/1/2017 (4)	15,290	16,304
North Carolina Muni. Power Agency Rev	5.250%	1/1/2018 (1)	69,720	74,307
North Carolina Muni. Power Agency Rev	5.250%	1/1/2019 (1)	38,600	41,139
North Carolina Muni. Power Agency Rev	5.250%	1/1/2020 (1)	10,000	10,658
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	2,380	2,562
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,970	2,121
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2013	1,500	1,612
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2014	1,240	1,333

				439,868

Ohio (2.6%)
Akron OH GO	5.000%	12/1/2018 (2)	5,300	5,683
Cincinnati OH City School Dist. GO	5.250%	12/1/2020 (3)	7,000	7,882
Cincinnati OH City School Dist. GO	5.250%	12/1/2021 (3)	5,710	6,448
Cincinnati OH City School Dist. GO	5.250%	12/1/2022 (3)	10,000	11,329
Cincinnati OH City School Dist. GO	5.250%	12/1/2023 (3)	5,000	5,674
Cincinnati OH City School Dist. GO	5.250%	12/1/2024 (3)	10,000	11,376
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	14,710	15,945
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	9,185	9,956
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	5,000	5,420
Cincinnati OH GO	5.250%	12/1/2013 (4)(Prere.)	8,150	8,835
Cleveland OH Airport System Rev	5.250%	1/1/2009 (4)	8,535	8,749
Cleveland OH Airport System Rev	5.250%	1/1/2010 (4)	9,010	9,329
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,455
Cleveland OH Public Power System Rev	5.000%	11/15/2021 (3)	7,455	7,954
Cleveland OH Public Power System Rev	5.000%	11/15/2022 (3)	14,065	14,971
Cleveland OH Public Power System Rev	5.000%	11/15/2023 (3)	7,705	8,189
Cleveland OH Public Power System Rev	5.000%	11/15/2024 (3)	7,350	7,805
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	3,255	3,332
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	1,160	1,187
Cleveland OH Water Works Rev	5.250%	1/1/2009 (4)	1,340	1,371
Cleveland OH Water Works Rev	5.250%	1/1/2010 (4)	3,745	3,829
Cleveland OH Water Works Rev	5.375%	1/1/2013 (4)	3,455	3,694
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/2016 (4)	6,000	6,510
Columbus OH GO	5.500%	7/1/2010	10,380	10,954
Hamilton County OH Sales Tax Rev	5.000%	12/1/2018 (2)	7,950	8,578
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,306
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,087
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,307
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,428
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,278
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	20,000	20,686
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2011 (4)(Prere.)	6,605	7,092
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	4,664
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/2007 (2)(Prere.)	5,055	5,122
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/2007 (2)(Prere.)	3,710	3,761
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,356
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,211
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,158
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,353
Ohio GO	7.625%	8/1/2010	3,510	3,939
Ohio GO	5.375%	2/1/2011 (Prere.)	7,255	7,689
Ohio GO	5.375%	2/1/2011 (Prere.)	7,645	8,102
Ohio GO	5.375%	2/1/2011 (Prere.)	5,000	5,299
Ohio GO	5.375%	2/1/2011 (Prere.)	3,485	3,694
Ohio GO	5.375%	2/1/2011 (Prere.)	5,500	5,829
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,450
Ohio GO	5.500%	8/1/2013	2,945	3,224
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/2007	5,000	5,054
Ohio Higher Educ. Capital Fac. Rev	5.250%	11/1/2014	3,710	3,974
Ohio Higher Educ. GO	5.000%	8/1/2012	6,525	6,904
Ohio Higher Educ. GO	5.000%	11/1/2023	8,905	9,495
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,283
Ohio Infrastructure Improvement GO	5.000%	9/1/2024	8,720	9,230
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,387
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,426
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	2,903
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,074

				389,220

Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev	6.250%	6/1/2011 (2)	7,600	8,318
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2025 (2)	15,070	15,939
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2026 (2)	12,000	12,674
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2027 (2)	20,110	21,240
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2028 (2)	17,920	18,927
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2029 (2)	13,930	14,703
Oklahoma Turnpike Auth	5.500%	1/1/2009 (3)	6,000	6,191

				97,992

Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2009	7,715	7,961
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2010	9,955	10,411
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2012	2,955	3,184
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2013	5,580	6,003
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2014	5,825	6,257
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2015	4,395	4,716
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,160
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,628
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,153
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	7,936
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.000%	7/1/2013 (3)	2,520	2,580
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (2)	5,325	5,544
Portland OR Sewer System Rev	6.000%	6/1/2007 (3)	5,600	5,643

				75,176

Pennsylvania (3.4%)
Commonwealth Financing Auth. Pennsylvania Rev	5.000%	6/1/2024 (1)	14,050	14,883
Commonwealth Financing Auth. Pennsylvania Rev	5.000%	6/1/2025 (1)	10,000	10,579
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2017	3,790	3,931
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2018	3,985	4,120
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2019	4,175	4,306
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2026	13,070	13,407
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/2009	5,355	5,523
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	3,000	3,471
Pennsylvania GO	6.000%	7/1/2008	8,220	8,477
Pennsylvania GO	5.000%	9/15/2008	7,150	7,296
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	10,812
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,236
Pennsylvania GO	5.250%	7/1/2015	49,130	53,922
Pennsylvania GO	5.375%	7/1/2018 (4)	13,000	14,625
Pennsylvania GO	5.000%	1/1/2022	37,805	40,265
Pennsylvania GO	5.000%	1/1/2023	39,695	42,217
Pennsylvania GO	5.000%	10/1/2023	10,900	11,640
Pennsylvania GO	5.000%	1/1/2025	23,760	25,215
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,535
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,861
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,154
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2011 (3)	10,000	10,321
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2012 (3)	6,660	6,872
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2013 (3)	5,000	5,159
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2008 (2)(Prere.)	1,665	1,727
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2008 (2)(Prere.)	1,495	1,550
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	2,875	2,976
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	4,095	4,239
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	460	476
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	410	424
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.000%	12/1/2017 (2)	5,155	5,576
Philadelphia PA Airport Parking Auth	5.250%	9/1/2010 (2)	4,875	4,958
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,059
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,820
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,138
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,744
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	12,737
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,110
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,156
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,182
Philadelphia PA Gas Works Rev	5.500%	7/1/2007 (4)	8,025	8,083
Philadelphia PA Gas Works Rev	5.500%	7/1/2009 (4)	10,820	11,058
Philadelphia PA Gas Works Rev	5.250%	7/1/2010 (4)	10,180	10,367
Philadelphia PA Gas Works Rev	5.250%	7/1/2011 (4)	5,000	5,092
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,817
Philadelphia PA Muni. Auth. Rev	5.250%	5/15/2013 (4)	11,105	11,882
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	5,965	6,402
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,152
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,043
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,203
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	11,681
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	18,745	19,849
Philadelphia PA School Dist. GO	5.000%	8/1/2021 (2)	10,000	10,574
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2007 (1)	5,000	5,063
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/2020	4,860	5,219

				507,184

Puerto Rico (2.5%)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (1)	35,430	37,979
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (4)	5,000	5,360
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2020 (1)	18,245	19,564
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2021 (1)	24,790	26,546
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	17,800	20,013
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,096
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,483
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,538
Puerto Rico GO	5.250%	7/1/2020	14,955	15,847
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2011 (1)	2,835	3,119
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2013 (1)	7,220	8,219
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2015 (1)	5,590	6,547
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2016 (3)	8,885	9,583
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2022 (3)	7,580	8,522
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	4,000	4,247
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,612
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2011 (3)	48,810	41,262
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2012 (3)	34,465	27,970
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2017 (2)	6,390	7,211
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2018 (2)	6,430	7,294
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2029	25,000	26,575
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	17,110	21,235
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(	19,980	24,797
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	25,000	26,766

				371,385

Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	19,866
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	8,732
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,448
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,139
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,291
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,347
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2026 (4)	5,000	5,246

				51,069

South Carolina (1.2%)
Berkeley County SC Water & Sewer System Rev	5.000%	6/1/2007 (1)	4,140	4,158
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2026	10,000	10,654
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2027	33,070	35,231
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	5,330	5,682
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.250%	8/15/2012 (Prere.)	13,000	14,577
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2022 (3)	9,950	5,183
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2023 (3)	8,780	4,365
South Carolina GO	5.000%	7/1/2008	2,750	2,800
South Carolina GO	5.000%	11/1/2015	7,190	7,801
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,278
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	7,927
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	8,530	9,049
South Carolina Public Service Auth. Rev	5.375%	1/1/2013 (4)	7,300	7,804
South Carolina Public Service Auth. Rev	5.500%	1/1/2013 (4)	5,000	5,441
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	6,245	6,617
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	9,020	9,557
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	8,495	9,001
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2011 (1)	6,925	7,323
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2028 (2)	10,005	10,466

				174,914

Tennessee (2.4%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/2011	3,465	3,573
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2012	2,660	2,746
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2013	4,495	4,636
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014	2,000	2,069
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/2019	13,000	13,463
Memphis TN Electric System Rev	5.000%	12/1/2009 (1)	60,140	62,123
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	33,000	34,410
Memphis TN GO	5.000%	11/1/2020 (1)	16,000	17,097
Memphis TN GO	5.000%	11/1/2021 (1)	5,830	6,221
Memphis TN GO	5.000%	11/1/2022 (1)	5,000	5,324
Shelby County TN GO	0.000%	12/1/2011	10,000	8,270
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2021	5,000	5,288
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2022	5,000	5,276
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2023	7,500	7,903
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2024	8,000	8,417
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2025	5,000	5,249
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2026	7,000	7,340
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2016	17,500	18,690
Tennessee Energy Acquisition Corp. Gas Rev	5.250%	9/1/2017	33,305	36,317
Tennessee Energy Acquisition Corp. Gas Rev	5.250%	9/1/2018	41,070	44,952
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2020	25,000	26,832
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2021	25,000	26,854

				353,050

Texas (8.6%)
Austin TX Combined Util. System Rev	0.000%	11/15/2010 (2)	5,000	4,308
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (2)	16,050	13,265
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (1)	18,100	14,959
Austin TX Combined Util. System Rev	5.125%	5/15/2014 (4)	28,900	29,191
Austin TX Combined Util. System Rev	0.000%	5/15/2018 (3)	25,215	15,564
Austin TX Combined Util. System Rev	0.000%	5/15/2019 (3)	28,160	16,554
Austin TX Independent School Dist. GO	5.000%	8/1/2013	10,000	10,638
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	58,000	58,930
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	2,882
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,242
Dallas TX GO	5.000%	2/15/2019	11,675	12,404
Harris County TX Sports Auth. Rev	0.000%	11/15/2023 (1)	7,000	3,322
Harris County TX Toll Road Rev	5.375%	8/15/2012 (4)	10,000	10,739
Houston TX Airport System Rev	5.750%	7/1/2011 (4)	6,560	6,904
Houston TX Airport System Rev	6.000%	7/1/2011 (3)	4,200	4,354
Houston TX Airport System Rev	5.875%	7/1/2012 (4)	7,015	7,425
Houston TX Airport System Rev	6.000%	7/1/2012 (3)	4,460	4,623
Houston TX Airport System Rev	5.875%	7/1/2014 (4)	5,000	5,288
Houston TX Community College System Rev	5.000%	4/15/2021 (10)	9,200	9,749
Houston TX GO	7.000%	3/1/2008	33,840	34,322
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	4,960
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,203
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,183
Houston TX GO	5.250%	3/1/2011	1,185	1,215
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,109
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,175
Houston TX GO	5.750%	3/1/2013 (4)	375	399
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	9,665
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,736
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,614
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,188
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	14,931
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,578
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,400
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	5,966
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	8,792
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,293
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,748
Houston TX Util. System Rev	5.125%	5/15/2028 (1)	15,950	16,829
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,299
Houston TX Water & Sewer System Rev	5.750%	12/1/2012 (2)(Prere.)	8,000	8,786
Houston TX Water & Sewer System Rev	5.500%	12/1/2014 (4)	22,500	24,112
Houston TX Water & Sewer System Rev	5.500%	12/1/2015 (4)	7,250	7,753
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	80	85
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	250	266
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	190	202
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	285	303
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	125	133
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	175	186
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	180	191
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2011 (4)	14,195	14,919
Lower Colorado River Auth. Texas Rev	5.000%	1/1/2012 (4)(ETM)	2,520	2,651
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012 (1)	3,725	3,943
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013 (1)	2,810	2,977
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014 (1)	4,190	4,437
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014 (4)	5,000	5,260
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	23,995	25,268
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2016 (1)	1,875	1,985
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017 (1)	2,825	2,980
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019 (1)	2,820	2,975
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020 (1)	1,920	2,025
North Texas Health Fac. Dev.	5.750%	2/15/2010 (1)	4,115	4,267
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	610	616
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	725	732
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	7,635	7,711
San Antonio TX Electric & Gas Rev	5.600%	2/1/2007 (Prere.)	745	752
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	5,910	6,136
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,985	3,099
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,110	2,191
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	6,140	6,318
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	20,440	21,590
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	10,205	10,779
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	12,100	12,781
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	9,200	9,718
San Antonio TX Electric & Gas Rev	5.500%	2/1/2011	12,225	12,965
San Antonio TX Electric & Gas Rev	5.000%	2/1/2012 (4)	5,000	5,254
San Antonio TX Electric & Gas Rev	5.250%	2/1/2012	5,515	5,715
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	8,140	8,684
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,669
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	6,490	6,924
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	5,445	5,809
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	3,890	4,031
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	5,000	5,353
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013	10,000	10,771
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015	7,250	7,947
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016	16,825	17,926
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017	7,580	8,058
San Antonio TX Electric & Gas Rev	5.000%	2/1/2021	10,000	10,610
San Antonio TX Electric & Gas Rev	5.000%	2/1/2022	20,450	21,634
San Antonio TX Electric & Gas Rev	5.000%	2/1/2023	22,000	23,240
San Antonio TX Electric & Gas Rev	5.000%	2/1/2024	17,600	18,487
San Antonio TX Electric & Gas Rev	5.000%	2/1/2024	19,500	20,584
San Antonio TX Electric & Gas Rev	5.000%	2/1/2025	39,660	41,605
San Antonio TX Electric & Gas Rev	5.000%	2/1/2025	10,000	10,541
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	9,065
Texas Transp. Comm. Mobility Fund	5.000%	4/1/2023	10,000	10,639
Tarrant County TX Health Resources	5.750%	2/15/2013 (1)	7,670	7,956
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,144
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,727
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,713
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,535	5,865
Texas GO Public Finance Auth	5.500%	10/1/2009	7,000	7,304
Texas GO Public Finance Auth	5.500%	10/1/2012	13,455	14,419
Texas GO Public Finance Auth	5.500%	10/1/2013	19,175	20,533
Texas GO Public Finance Auth	5.375%	10/1/2014	21,310	22,952
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	705	615
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)	11,135	9,679
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)(ETM)	360	290
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)	4,815	3,853
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	125	96
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	11,375	8,708
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	125	92
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	5,540	4,053
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	110	78
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	13,140	9,187
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	110	74
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	22,795	15,210
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	415	268
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	31,295	19,997
Texas State Transp. Comm. First Tier	5.000%	4/1/2019	10,000	10,680
Texas State Transp. Comm. First Tier	5.000%	4/1/2020	8,850	9,432
Texas State Transp. Comm. First Tier	5.000%	4/1/2021	10,555	11,233
Texas State Transp. Comm. First Tier	5.000%	4/1/2022	10,000	10,611
Texas State Transp. Comm. First Tier	5.000%	4/1/2023	12,500	13,244
Texas State Transp. Comm. First Tier	5.000%	4/1/2024	10,000	10,587
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	10,000	10,572
Texas State Transp. Comm. First Tier	5.000%	4/1/2026	8,000	8,451
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2023 (2)	10,040	10,608
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2024 (2)	11,940	12,606
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2025 (2)	6,555	6,911
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	53,195	54,070
Tomball TX Hosp. Auth. Rev	5.750%	7/1/2014	8,500	8,795
Tomball TX Hosp. Auth. Rev	6.000%	7/1/2019	3,600	3,738
Univ. of Houston TX Rev	5.250%	2/15/2009 (4)	3,080	3,167
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011 (Prere.)	8,290	8,810
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2014	7,590	8,242
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2020	9,785	10,479

				1,279,643

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)(ETM)	5,180	5,360
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)	36,060	37,120
Utah GO	5.000%	7/1/2008 (Prere.)	10,700	10,899
Utah GO	5.000%	7/1/2012	5,000	5,296
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2010 (4)	7,000	6,212

				64,887

Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	5,865	6,367

Virginia (1.4%)
Fairfax County VA Public Improvement GO	5.000%	10/1/2008	12,455	12,726
Fairfax County VA Public Improvement GO	5.000%	10/1/2010	35,195	36,736
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2026	2,425	2,584
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2031	22,515	23,917
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,014
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,043
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	630
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	599
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	7,982
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,115
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,465
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,207
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2010 (Prere.)	4,310	4,596
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2011	4,085	4,351
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2018	8,010	8,651
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2019	8,430	9,083
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2020	8,855	9,525
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2021	9,320	10,009
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2022	9,105	9,756
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2023	19,245	20,555
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2024	20,205	21,565
Virginia Public School Auth. Rev	5.000%	8/1/2008	7,675	7,820
Virginia Public School Auth. Rev	5.250%	8/1/2008	5,585	5,711

				207,640

Washington (0.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	7,074
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,720
Port of Seattle WA Rev	6.000%	2/1/2015 (1)	2,370	2,662
Port of Seattle WA Rev	5.000%	3/1/2020 (1)	9,035	9,577
Port of Seattle WA Rev	5.000%	3/1/2021 (1)	5,000	5,293
Snohomish County WA Mukilteo School Dist	6.500%	12/1/2011	5,825	6,384
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2008 (2)	3,500	3,583
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2009 (2)	3,000	3,141
Washington GO	5.500%	7/1/2010 (Prere.)	6,755	7,126
Washington GO	6.250%	2/1/2011	5,510	5,754
Washington GO	5.700%	10/1/2015 (4)	10,000	10,977
Washington GO	5.000%	7/1/2021 (4)	10,495	11,210
Washington GO	5.000%	7/1/2021 (4)	7,050	7,530
Washington GO	5.000%	1/1/2028 (4)	19,295	20,285

				106,316

West Virginia (0.2%)
West Virginia Building Comm. Rev	5.250%	7/1/2008 (1)	2,150	2,193
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,428
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,269
West Virginia School Building Auth. Rev	5.300%	7/1/2009 (2)	8,000	8,207

				26,097

Wisconsin (1.5%)
Wisconsin GO	5.000%	5/1/2010	14,420	14,944
Wisconsin GO	5.000%	5/1/2011	15,180	15,870
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,272
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	19,372
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	21,863
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	21,524
Wisconsin GO	5.250%	5/1/2012	15,975	17,030
Wisconsin GO	5.250%	5/1/2013	16,810	18,067
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,632
Wisconsin GO	5.000%	5/1/2015 (1)	14,975	16,119
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	16,670
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2031	27,900	28,903
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2036	17,410	18,036

				221,302

Total Municipal Bonds
(Cost $13,928,527)				14,171,043

			Shares

Temporary Cash Investment (2.9%)

3 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $440,915)			440,915,105	440,915

Total Investments (98.1%)
(Cost $14,369,442)				14,611,958

Other Assets and Liabilities—Net (1.9%)				277,152

Net Assets (100%)				14,889,110

1	Securities with a value of $23,258,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $14,399,613,000. Net unrealized appreciation of investment securities for tax purposes was $212,345,000, consisting of unrealized gains of $251,279,000 on securities that had risen in value since their purchase and $38,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007 the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(6,605)	705,084	6,334
30-Year U.S. Treasury Bond	(3,290)	362,311	2,405

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (92.5%)

Arizona (1.3%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	9,610	10,272
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	5,000	5,272
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,128
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	4,849
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2016 (Prere.)	7,115	7,721

				32,242

California (10.3%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	5,000	1,716
Anaheim CA Public Finance Auth. Lease Rev	6.000%	9/1/2014 (4)	2,500	2,855
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2031	4,300	4,553
California GO	6.250%	9/1/2012	5,000	5,471
California GO	5.250%	11/1/2021	2,000	2,144
California GO	5.125%	11/1/2023	3,000	3,171
California GO	5.000%	8/1/2025 (4)	6,645	7,017
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2009 (Prere.)	5,000	5,395
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,256
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,604
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,898
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	5,000	5,440
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	10,000	10,939
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	2,500	2,794
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	5,000	5,544
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	6,000	6,538
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,379
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,246
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2031 (4)	12,500	13,184
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015 (2)	4,670	4,999
Los Angeles CA USD GO	5.000%	7/1/2025 (3)	10,000	10,584
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	3,220	3,293
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	4,345	4,443
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2011	1,780	1,818
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	2,405	2,456
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,309
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,429
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,553
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	23,571
San Francisco CA City & County International Airport Rev	5.500%	5/1/2017 (1)	6,570	6,928
San Francisco CA City & County International Airport Rev	5.500%	5/1/2018 (1)	6,945	7,323
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	6,231
Univ. of California Rev	5.000%	5/15/2033 (2)	5,000	5,219

				250,300

Colorado (2.5%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	21,487
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,000	6,460
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	10,000	7,670
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2016 (1)	10,185	6,828
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	5,000	2,909
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2020 (1)	15,165	8,430
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	9,700	4,243
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	10,000	3,437

				61,464

District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,355

Florida (3.5%)
Florida Educ. System Fac. Rev	5.000%	5/1/2035 (1)	11,335	11,950
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2024	2,000	2,073
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2025	1,500	1,553
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	22,200	23,451
Key West FL Util. Board Election Rev	5.000%	10/1/2031 (1)	10,000	10,581
Orange County FL School Board COP	5.375%	8/1/2007 (1)(Prere.)	2,355	2,398
Orange County FL School Board COP	5.375%	8/1/2017 (1)	2,645	2,691
Orange County FL School Board COP	5.000%	8/1/2031 (3)	9,000	9,473
Sunrise FL Util. System Rev	5.500%	10/1/2018 (2)	12,000	13,375
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	6,000	6,402

				83,947

Georgia (4.3%)
Atlanta GA Airport Fac. Rev	6.250%	1/1/2013 (3)	8,000	8,519
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,224
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	7,974
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2022 (3)	10,000	11,385
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2025 (4)	8,350	10,005
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2030 (4)	15,000	18,317
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	9,500	10,069
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,206
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2021	10,305	11,085
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2018	12,170	14,085

				104,869

Hawaii (0.9%)
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,452
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,066
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2012 (3)(Prere.)	12,980	14,058

				20,576

Illinois (4.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,868
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,802
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,639
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	21,642
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	16,690	17,881
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	6,400	6,785
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,627
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	8,750	9,365
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	4,830
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (1)	6,000	6,369
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2014 (1)	16,100	11,698
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2012 (1)	5,795	4,725
Will County IL Community School Dist	0.000%	11/1/2013 (4)	10,000	7,624

				111,855

Indiana (0.7%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	14,505	15,499

Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev	5.000%	9/1/2032 (4)	5,000	5,247

Kentucky (1.1%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,405	6,835
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	8,573
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,169
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	5,000	5,284

				26,861

Louisiana (2.0%)
Louisiana Gasoline and Fuel Tax Rev	5.375%	6/1/2018 (2)	5,000	5,317
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2024 (3)	6,880	7,235
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2025 (3)	5,000	5,251
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2027 (10)	6,970	7,339
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2028 (10)	2,500	2,632
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	10,537
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,534
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,831

				48,676

Maryland (1.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	7,084
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	15,648
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	7,500	8,268

				31,000

Massachusetts (8.2%)
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2021	15,000	18,479
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2029 (1)	3,085	3,664
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2034	9,030	10,500
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,527
Massachusetts GO	5.250%	8/1/2022	5,000	5,612
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,526
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/2030 (3)	7,460	7,819
Massachusetts Port Auth. Rev	5.000%	7/1/2008 (Prere.)	3,500	3,597
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2030 (4)	13,160	13,880
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	7,295	7,910
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027 (3)	7,190	8,486
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2026	4,790	5,462
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2027	7,780	8,907
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2029	11,325	13,027
1 Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019 (ETM)	32,000	37,946
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2031 (2)	21,000	22,221
2 Massachusetts Water Resources Auth. Rev	5.250%	8/1/2031 (4)	10,000	11,563

				199,126

Michigan (3.3%)
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,316
Detroit MI Sewer System Rev	5.000%	7/1/2013 (4)(Prere.)	7,755	8,280
Detroit MI Sewer System Rev	5.500%	7/1/2029 (3)	18,000	21,260
Detroit MI Sewer System Rev	5.000%	7/1/2032 (4)	3,045	3,172
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	10,000	10,579
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,781
Michigan Building Auth. Rev	5.500%	10/15/2016	5,500	5,882
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	9,991
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	8,619

				80,880

Missouri (0.9%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,463
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2026	15,000	15,958

				20,421

Nebraska (1.5%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,690
Omaha NE GO	5.250%	4/1/2025	7,500	8,566
Omaha NE GO	5.250%	4/1/2026	7,580	8,696
Omaha NE GO	5.250%	4/1/2027	10,730	12,347

				35,299

Nevada (0.3%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	2,000	2,148
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2011 (4)(Prere.)	5,000	5,345

				7,493

New Hampshire (1.0%)
Manchester NH General Airport Rev	5.625%	1/1/2010 (4)(Prere.)	23,000	24,167

New Jersey (4.9%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2028 (1)	10,680	12,558
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	20,000	24,294
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,483
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,753
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	9,000	10,629
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (4)	10,000	10,869
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	13,968
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	5,000	5,641
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,795	6,910
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	2,060	2,167
Tobacco Settlement Financing Corp. New Jersey Rev	4.625%	6/1/2026	10,000	9,615

				118,887

New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	10,000	10,745
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,210
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	10,000	10,751

				24,706

New York (8.2%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,270
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,141
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	5,713
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,675
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	18,690	21,396
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	4,919
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,273
New York City NY GO	5.250%	8/1/2012	8,535	9,087
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (Prere.)	3,500	3,561
New York City NY Transitional Finance Auth. Rev	6.250%	5/15/2010 (Prere.)	265	288
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2024 (2)	10,000	10,574
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,707
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,759
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	8,375	9,161
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	39,661
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	8,135
Port Auth. of New York & New Jersey Rev	5.000%	7/15/2030	12,215	12,854
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	10,000	10,683
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	12,074
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,750	8,967

				197,898

North Carolina (1.8%)
North Carolina Eastern Muni. Power Agency Rev	7.500%	1/1/2010 (ETM)	4,935	5,386
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	4,625	5,658
North Carolina GO	5.000%	3/1/2020	5,000	5,321
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/2022 (4)	6,500	6,938
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2034	15,000	15,622
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,220	1,313
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2016	1,780	1,913

				42,151

Ohio (2.5%)
Cincinnati OH City School Dist. GO	5.250%	12/1/2027 (3)	14,900	17,170
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,203
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,412
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,442
2 Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/2046	10,000	10,482
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,283
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,612
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,383

				58,987

Oregon (1.0%)
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (3)	3,865	4,109
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2016 (3)	4,305	4,584
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,522

				24,215

Pennsylvania (3.1%)
Beaver County PA IDA PCR (First Energy) VRDO	3.720%	2/1/2007 LOC	2,000	2,000
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2031	11,420	11,660
Pennsylvania GO	5.000%	1/1/2025	20,000	21,225
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	20,000	21,960
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	3,924
Pittsburgh PA Water & Sewer Auth. Rev	6.500%	9/1/2013 (3)	10,000	11,205
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	2,335	2,497

				74,471

Puerto Rico (1.4%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (4)	2,000	2,070
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (1)	2,000	2,070
Puerto Rico GO	5.000%	7/1/2033	3,600	3,711
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2034 (2)	15,305	4,442
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.375%	7/1/2034	7,205	7,706
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,169
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,060	11,918

				33,086

South Carolina (2.6%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	20,000	21,322
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2012 (Prere.)	7,750	8,738
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)(ETM)	2,035	2,397
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)	12,210	14,263
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	5,662
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	10,000	10,609

				62,991

Tennessee (1.1%)
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/2031	25,000	26,106

Texas (10.9%)
Austin TX Combined Util. System Rev	0.000%	5/15/2017 (3)	4,900	3,171
Austin TX Water & Wastewater System Rev	5.000%	5/15/2028 (1)	6,665	7,013
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	5,891
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	10,000	10,160
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	4,046
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	2,915
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,375
Houston TX GO	5.750%	3/1/2014 (4)	260	276
Houston TX GO	5.750%	3/1/2015 (4)	265	282
Houston TX GO	5.750%	3/1/2016 (4)	395	420
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	9,926
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	12,044
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	20,500	16,210
Lewisville TX Independent School Dist	0.000%	8/15/2016	5,630	3,764
Lewisville TX Independent School Dist	0.000%	8/15/2017	6,940	4,443
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2009 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2011 (4)	12,605	13,317
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,490	28,961
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	4,177
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	11,435	12,078
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,669
San Antonio TX Electric & Gas Rev	5.000%	2/1/2025	15,500	16,338
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	21,862
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	940	725
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	38,730	29,649
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	237
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,405	11,470
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	800	517
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	39,170	25,029
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	3,220	3,404

				263,380

Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2007 (1)(Prere.)	995	1,023
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2019 (1)	2,005	2,060

				3,083

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev	6.500%	10/1/2010 (Prere.)	5,000	5,492

Virginia (1.6%)
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2037	16,755	17,733
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,946
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/2023	9,040	9,672

				39,351

Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,698
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	7,533
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	6,147
Port of Seattle WA Rev	5.625%	8/1/2010 (1)(Prere.)	7,735	8,188
Washington GO	5.625%	7/1/2010 (Prere.)	7,030	7,444
Washington GO	6.750%	2/1/2015	3,450	3,937

				36,947

West Virginia (0.4%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	10,764

Wisconsin (2.2%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	22,396
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	10,762
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/2036	20,000	20,719

				53,877

Total Municipal Bonds
(Cost $2,121,994)				2,239,669

			Shares

Temporary Cash Investment (6.6%)

3 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $160,374)			160,373,534	160,374

Total Investments (99.1%)
(Cost $2,282,368)				2,400,043

Other Assets and Liabilities-Net (0.9%)				22,890

Net Assets (100%)				2,422,933

1	Securities with a value of $4,743,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $2,299,680,000. Net unrealized appreciation of investment securities for tax purposes was $100,363,000, consisting of unrealized gains of $102,928,000 on securities that had risen in value since their purchase and $2,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007 the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(1,047)	115,301	1,677

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.7%)

Alabama (1.2%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/2039	29,855	30,848
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,275
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/2029	9,500	10,080
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/2025	10,000	10,222
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,338

				71,763

Arizona (1.8%)
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/2010	4,250	4,235
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/2037	7,000	7,029
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/2010	17,500	17,705
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	16,055
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2015 (3)	5,290	5,330
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2016 (3)	5,595	5,637
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	5,960
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	6,680
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	6,821
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	30,434

				105,886

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	3,450	3,908

California (12.1%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,225
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2031	10,700	11,328
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	897
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,804
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,482
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	8,961
California GO	5.000%	8/1/2023 (4)	20,000	21,193
California GO	5.125%	2/1/2025	13,975	14,761
California GO	5.500%	2/1/2025	25,000	28,835
California Housing Finance Agency Home Mortgage Rev	5.500%	2/1/2042	26,370	27,842
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	32,155	33,892
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/2025	3,000	3,185
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/2027	6,185	6,372
1 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007	7,000	7,046
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	7,675	8,086
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,250
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2023	2,870	3,011
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2019	7,000	7,646
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	25,000	27,116
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	10,719
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	32,707
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,426
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,752
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,090
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/2008	2,500	2,531
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,541
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	37,785	38,776
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	75,000	78,925
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	21,338
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,198
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,715	2,753
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	25,000	24,189
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	20,885	22,262
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2013 (Prere.)	7,000	7,706
Irving CA Special Tax Community Fac. Dist	5.200%	9/1/2026	750	763
Irving CA Special Tax Community Fac. Dist	5.250%	9/1/2036	2,000	2,044
Lincoln CA Special Tax Communities Fac. Dist	5.450%	9/1/2017	905	940
Lincoln CA Special Tax Communities Fac. Dist	5.750%	9/1/2020	905	960
Lincoln CA Special Tax Communities Fac. Dist	5.900%	9/1/2024	905	940
Lincoln CA Special Tax Communities Fac. Dist	5.950%	9/1/2028	3,625	3,768
Lincoln CA Special Tax Communities Fac. Dist	6.000%	9/1/2034	2,720	2,816
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2024 (4)	11,175	11,844
Northstar Community Services Dist. CA Special Tax Community Fac. Dist	5.000%	9/1/2037	15,000	15,079
Poway CA USD Special Tax Community Fac. Dist	5.250%	9/1/2036	5,235	5,390
Roseville CA North Central Roseville Community Fac. Dist	5.400%	9/1/2008	1,855	1,878
Sacramento CA Financing Auth. Lease Rev	5.250%	12/1/2030 (2)	19,000	21,525
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,378
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	32,827
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,553
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,589
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,658
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2033 (2)	10,000	10,388
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2009 (1)	3,000	2,792
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	12,900	5,843
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2030	3,000	3,187

				705,007

Colorado (3.5%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2011 (Prere.)	10,000	10,583
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (ETM)	7,775	8,309
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	8,200	8,763
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,000	3,206
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,130	5,482
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	5,215	5,573
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/2038	25,000	24,422
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/2041	30,000	31,014
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/2026	1,000	1,048
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/2037	2,250	2,347
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/2025	15,500	16,109
Denver CO City & County Single Family Mortgage Rev	4.700%	12/1/2039	6,100	6,460
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,000	13,186
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2009 (1)	16,195	14,668
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)	7,185	6,250
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2012 (1)	26,795	21,456
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	5,000	3,835
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2014 (1)	8,000	5,875
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,000	3,511
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2018 (1)	5,000	3,055
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025 (4)	10,000	9,027

				204,179

Connecticut (1.6%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	35,250	36,990
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	7,931
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	7,709
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	10,737
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,378
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,378
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,416
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,416
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.250%	11/1/2008 (4)(Prere.)	5,880	6,093

				91,048

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev	5.875%	1/1/2038	5,000	5,352

District of Columbia (1.1%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/2030 (2)	12,815	13,746
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2009 (3)	6,795	6,930
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (3)	7,270	7,414
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2013 (1)	2,500	2,669
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2016 (1)	2,775	2,959
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2017 (1)	2,000	2,131
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2018 (1)	2,000	2,128
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2027 (1)	24,000	25,517

				63,494

Florida (4.2%)
Baywinds Community Dev. Dist. Florida Special Assessment	4.900%	5/1/2012	1,400	1,391
Baywinds Community Dev. Dist. Florida Special Assessment	5.250%	5/1/2037	1,135	1,118
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	18,300	19,981
Brevard County FL School Board COP	5.000%	7/1/2027 (2)	12,895	13,587
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	8,766
East Homestead Community Dev. Dist. Florida Special Assessment Rev	5.000%	5/1/2011	4,435	4,470
Escambia County FL Environmental Improvement Rev	5.750%	11/1/2027	6,000	6,328
Florida Housing Finance Agency Rev	5.750%	1/1/2037	30,000	31,878
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/2037	14,000	14,954
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	14,800	15,634
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/2036	7,000	7,172
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2041	10,000	10,486
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/2036	14,400	14,996
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/2015	6,680	6,746
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2011	1,475	1,533
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2014	1,000	1,035
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/2036	2,500	2,535
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2038 (11)	8,770	9,113
Miami-Dade County FL School Board COP	5.250%	10/1/2018 (3)	7,915	8,524
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,575	1,635
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,121
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/2020	1,100	1,104
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/2026	1,000	1,026
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/2010	700	704
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,078
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017 (ETM)	2,200	2,601
Palm Beach County FL Airport System Rev	5.750%	10/1/2012 (1)(ETM)	2,340	2,572
Palm Beach County FL Airport System Rev	5.750%	10/1/2012 (1)	7,220	7,885
Palm Beach County FL Airport System Rev	5.750%	10/1/2014 (1)(ETM)	2,060	2,318
Palm Beach County FL Airport System Rev	5.750%	10/1/2014 (1)	6,440	7,189
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/2011	2,710	2,708
St. John's County FL IDA Health Care (Glenmoor)	5.250%	1/1/2026	1,000	1,010
St. John's County FL IDA Health Care (Glenmoor)	5.375%	1/1/2040	2,000	2,031
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	18,000	19,207
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2015 (3)	1,180	1,296
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2016 (3)	1,720	1,899
Wentworth Estates Community Dev. FL Special Assessment	5.125%	11/1/2012	3,480	3,506

				244,137

Georgia (1.7%)
Atlanta GA Tax Allocation Princeton Lakes Project	5.500%	1/1/2031	1,235	1,254
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,552
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,413
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	2,106
Georgia Housing Finance Auth. Rev	5.000%	12/1/2026	4,750	4,859
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)(ETM)	95	111
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)	4,060	4,742
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)(ETM)	845	999
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2018	5,000	5,352
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2019	15,000	16,086
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	27,300	27,904
Richmond County GA Dev. Auth. Environmental Improvement Rev	5.750%	11/1/2027	3,000	3,147
Winder-Barrow County GA Joint Dev. Auth. Solid Waste Disposal Rev. (Republic Services Inc.) VRDO	3.860%	2/7/2007	23,800	23,800

				101,325

Guam (0.1%)
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	6.000%	7/1/2025	2,000	2,180
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	5.875%	7/1/2035	5,000	5,343

				7,523

Hawaii (1.5%)
Hawaii GO	5.000%	7/1/2019 (2)	14,055	14,983
Hawaii GO	5.000%	7/1/2020 (2)	14,850	15,804
Hawaii Harbor Capital Improvement Rev	5.500%	7/1/2027 (1)	18,500	18,973
Honolulu HI City & County GO	5.250%	7/1/2012 (3)	4,950	5,291
Honolulu HI City & County GO	5.250%	7/1/2020 (3)	15,360	16,674
Honolulu HI City & County GO	5.000%	7/1/2022 (3)	8,115	8,606
Honolulu HI City & County Waste Water GO	0.000%	7/1/2017 (3)	6,000	3,874
Honolulu HI City & County Waste Water GO	0.000%	7/1/2018 (3)	2,000	1,232

				85,437

Idaho (0.0%)
Madison County ID Hosp. Rev	5.250%	9/1/2037	1,650	1,724

Illinois (2.9%)
Chicago IL GO	0.000%	1/1/2026 (1)	10,550	9,450
Chicago IL GO	0.000%	1/1/2027 (1)	10,075	9,022
Chicago IL Midway Airport Rev	5.500%	1/1/2014 (4)	6,410	6,769
Chicago IL Midway Airport Rev	5.500%	1/1/2015 (4)	4,760	5,046
Chicago IL Midway Airport Rev	5.500%	1/1/2016 (4)	7,135	7,554
Chicago IL Midway Airport Rev	5.500%	1/1/2017 (4)	7,525	7,955
Chicago IL Midway Airport Rev	5.500%	1/1/2018 (4)	7,940	8,385
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	6,560	7,319
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	12,712
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	20,000	21,406
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	20,500	22,206
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/2025	7,635	8,015
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/2036	3,000	3,046
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/2035	4,000	4,099
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011 (2)	3,105	3,190
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,568
Illinois Sales Tax Rev	5.500%	6/15/2016 (3)	3,000	3,346
Illinois Sales Tax Rev	5.750%	6/15/2019 (3)	5,000	5,799
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2042 (1)	10,000	10,604

				168,491

Indiana (2.5%)
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group)	5.000%	11/15/2039	46,395	47,952
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	26,044
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	13,465	14,388
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	22,043
Indianapolis IN Local Public Improvement Rev	6.750%	2/1/2014	21,500	24,269
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	3.860%	2/7/2007	10,000	10,000

				144,696

Iowa (0.4%)
Tobacco Settlement Financing Corp. Iowa Rev	0.000%	6/1/2034	25,000	25,115

Kansas (0.9%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2026	2,000	2,125
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2038	2,000	2,128
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,815
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,928
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/2026	1,000	977
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/2031	1,000	976
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/2036	825	855
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/2036	13,000	13,429

				52,233

Kentucky (1.1%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,170
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,043
Kentucky Asset/Liability Comm. General Fund Rev	5.000%	9/1/2017 (1)	7,500	8,001
Kentucky Property & Building Comm. Rev	5.250%	10/1/2015 (4)	5,300	5,824
Kentucky Property & Building Comm. Rev	5.250%	10/1/2016 (4)	7,000	7,728
Kentucky Property & Building Comm. Rev	5.000%	10/1/2017 (2)	6,000	6,541
Kentucky Property & Building Comm. Rev	5.250%	10/1/2017 (4)	2,000	2,224
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,316
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,866

				63,713

Louisiana (0.6%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,029
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/2025 (2)	27,000	28,179

				33,208

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.200%	9/1/2019	9,250	9,793

Maryland (3.0%)
Maryland Dept. of Housing & Community Dev. Rev	5.750%	3/1/2041	13,265	14,068
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/2009 (Prere.)	25,000	27,868
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/2016	3,000	3,049
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/2031	12,000	12,018
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/2031	2,000	2,034
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/2013	10,000	9,964
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/2017	11,500	11,520
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	34,838
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	15,000	16,537
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,183
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,268
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,369
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	7,068
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	16,036
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/2020	420	441
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	2,135

				173,396

Massachusetts (4.2%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,134
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	28,182
Massachusetts GO	5.250%	8/1/2023	30,000	33,761
Massachusetts GO	5.500%	12/1/2023 (2)	18,780	21,828
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,284
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/2035	15,110	15,602
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	6,900	7,285
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,524
* Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	0.000%	11/1/2012	5,098	10
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2015 (1)	7,535	8,031
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	15,000	16,716
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2020	13,920	15,285
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019 (ETM)	43,700	51,820

				242,462

Michigan (1.3%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012 (Prere.)	11,000	12,239
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2032	5,000	5,302
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2046	55,000	57,726

				75,267

Minnesota (1.3%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,110
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2008 (2)(Prere.)	7,000	7,163
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/2023	7,000	7,671
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/2032	39,000	41,889
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,091
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,628

				73,552

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev	5.000%	3/1/2031 (10)	11,365	11,905
2 Mississippi Home Corp. Single Family Rev	5.500%	6/1/2038	4,000	4,257

				16,162

Missouri (1.1%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev	5.000%	6/1/2035	4,000	4,109
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,148
2 Missouri Housing Dev. Corp. Single Family Mortgage Rev	6.000%	3/1/2038	4,600	5,022
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2028 (1)	5,000	5,295
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2027 (1)	10,000	11,710
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2028 (1)	10,000	11,746
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2029 (1)	6,000	7,067
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,605

				63,702

Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev	5.750%	12/1/2037	6,500	6,900

Nebraska (0.9%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/2031 (2)	5,500	5,706
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2016	21,345	22,580
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2017	22,370	23,616

				51,902

Nevada (0.6%)
Clark County NV Airport Improvement Rev	5.000%	7/1/2008	8,000	8,138
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,175
Washoe County NV Water Fac. Rev. (Sierra Pacific Power Co.) PUT	5.000%	7/1/2009	15,000	15,140

				35,453

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	20,925	20,667

New Jersey (8.6%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,332
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,606
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2019	2,000	2,014
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.000%	1/1/2029	7,500	7,556
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	10,000	10,074
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	2,000	2,045
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,492
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,842
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,609
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	35,373
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	836
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	736
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,283
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	20,476
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,597
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/2026	2,000	2,018
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/2036	2,000	2,004
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	28,662
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	15,195
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (ETM)	2,390	2,607
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013	12,610	13,706
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,489
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	28,896
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	16,000	17,545
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	20,000	21,931
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	79,000	90,934
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023 (3)	10,000	11,874
New Jersey Turnpike Auth. Rev	5.000%	1/1/2022 (4)	16,630	17,598
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	32,495	23,016
Tobacco Settlement Financing Corp. New Jersey Rev	4.500%	6/1/2023	10,000	9,807
Tobacco Settlement Financing Corp. New Jersey Rev	4.625%	6/1/2026	30,000	28,844

				504,997

New Mexico (1.5%)
New Mexico Finance Auth. Transp. Rev	5.000%	12/15/2025	22,550	23,920
New Mexico Finance Auth. Transp. Rev	5.000%	12/15/2026	8,000	8,473
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	11,000	11,769
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	27,550	29,620
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/2038	9,500	10,139
Univ. of New Mexico Univ. Rev	5.000%	7/1/2032 (4) (7)	3,500	3,650

				87,571

New York (9.1%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,572
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,169
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,009
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/2023	2,750	2,836
Hudson Yards Infrastructure Corp. New York Rev	5.000%	2/15/2047 (3)	43,500	45,866
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	22,000	25,185
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2012 (4)	10,000	8,143
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,234
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	8,685	8,947
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	16,997
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,222
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,699
New York City NY GO	5.000%	3/1/2021	29,500	31,040
New York City NY GO	5.000%	3/1/2022	30,975	32,549
New York City NY GO	5.000%	4/1/2030	12,500	13,053
New York City NY IDA Special Fac. Rev	5.500%	1/1/2017	3,250	3,509
New York City NY IDA Special Fac. Rev	5.500%	1/1/2018	3,500	3,765
New York City NY IDA Special Fac. Rev	5.500%	1/1/2019	4,500	4,841
New York City NY IDA Special Fac. Rev	5.500%	1/1/2020	4,000	4,309
New York City NY IDA Special Fac. Rev	7.750%	8/1/2031	15,000	18,397
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2035 (1)	24,635	25,754
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	3,925	4,169
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2034	5,000	5,207
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2017 (4)	8,000	8,566
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2019 (2)	10,000	11,419
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2022 (4)	5,500	5,827
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	15,950
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	7,535	7,737
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/2011 (1)	6,780	6,971
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/2012 (1)	8,445	8,695
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2020 (2)	20,000	22,980
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	14,600	16,899
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/2014	3,000	3,144
Port Auth. of New York & New Jersey Rev	6.000%	10/15/2032 (1)	8,725	8,937
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,168
Suffolk County NY IDA Continuing Care Retirement Rev. (Jeffersons Ferry Project)	5.000%	11/1/2028	2,000	2,031
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2017 (ETM)	10,000	11,045
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	15,000	16,064
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2020 (1)	10,000	11,554
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/2010	6,595	6,972
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	11,500	11,813
Westchester County NY Health Care Corp. Rev	6.000%	11/1/2030	20,000	20,585

				528,829

North Carolina (3.1%)
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2011 (Prere.)	28,355	30,122
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2039	6,645	6,963
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	18,660
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	6,000	6,509
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2015	8,000	8,570
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2016	3,000	3,207
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2017	2,000	2,136
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	6,665	8,153
North Carolina Housing Finance Agency Homeownership Rev	5.500%	1/1/2038	4,000	4,216
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/2039	15,000	15,610
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/2035	12,500	13,208
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/2010 (Prere.)	4,000	4,401
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/2010 (Prere.)	15,000	16,736
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/2023	1,850	1,862
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/2030	1,155	1,159
North Carolina Medical Care Comm. Health Systems Rev. (Mission Health Combined Group)	4.250%	10/1/2029	21,795	20,727
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/2009 (Prere.)	13,000	14,137
North Carolina Muni. Power Agency Rev	5.500%	1/1/2015 (1)	3,500	3,871

				180,247

Northern Mariana Islands (0.2%)
3 Northern Mariana Islands GO	7.375%	6/1/2030	10,500	11,360

Ohio (1.8%)
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007 (9)(ETM)	3,300	3,354
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,743
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	4,012
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,325
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	21,000	21,765
2 Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/2046	20,000	20,963
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,538
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	12,077
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/2008 (Prere.)	2,500	2,592
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	14,966

				107,335

Oklahoma (0.9%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.125%	11/15/2025	2,000	2,048
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.000%	11/15/2038	7,500	7,605
2 Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/2037	4,250	4,597
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/2037	3,000	3,243
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2020 (2)	4,250	4,526
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2021 (2)	4,510	4,796
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/2036	12,000	12,377
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	15,500	15,773

				54,965

Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/2021	5,000	5,230
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,504
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,695
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,099

				11,528

Pennsylvania (2.5%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,370
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/2035	3,000	3,179
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	30,975
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/2020	1,000	1,007
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/2026	500	508
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group) 5.000%	11/15/2022	3,000	3,115
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014 (2)	6,000	6,343
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015 (2)	3,500	3,708
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018 (2)	10,500	10,655
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/2036	10,000	11,025
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/2014 (2)	10,000	10,691
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.720%	2/1/2007	26,400	26,400
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	10,000	10,732
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	21,500	24,163

				148,871

Puerto Rico (3.2%)
Puerto Rico GO	5.000%	7/1/2033	8,400	8,660
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	23,570	26,219
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2024	17,040	18,518
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2033	24,750	26,229
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.375%	7/1/2034	17,200	18,397
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,055
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	33,000	34,838
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	36,402

				189,318

South Carolina (2.6%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2027	11,120	11,602
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2029	22,500	24,005
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2031	11,500	11,980
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/2025	5,000	5,331
Greenville County SC School Dist. GO	5.000%	12/1/2027	35,000	36,660
Greenville County SC School Dist. GO	5.000%	12/1/2028	12,480	13,062
Lancaster County SC Assessment Rev	5.450%	12/1/2037	1,650	1,669
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	24,615
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	22,271

				151,195

Tennessee (4.4%)
Memphis TN Electric System Rev	5.000%	12/1/2016 (1)	40,000	42,374
Memphis-Shelby County TN Airport Auth. Rev	5.050%	9/1/2012	5,100	5,327
Memphis-Shelby County TN Airport Auth. Rev	6.000%	3/1/2024 (2)	7,450	7,910
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.200%	5/15/2023	17,000	17,575
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	11,658
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	9,909
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,356
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,617
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/2019 (1)	8,395	8,954
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/2008	1,300	1,300
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/2026	3,500	3,672
Sullivan County TN Health & Housing Fac. Board Hosp. Rev. Wellmont Health System	5.250%	9/1/2036	12,000	12,504
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2014	25,370	26,941
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2015	30,495	32,502
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	2/1/2019	25,865	27,699
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/2037	16,000	17,000
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/2037	20,000	21,318

				255,616

Texas (4.0%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/2027	1,000	1,025
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/2033	760	775
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,280
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	35,765
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	7,347
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)(ETM)	1,735	1,803
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)	5,140	5,408
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2014 (1)	13,985	14,875
HFDC Central Texas Inc. Retirement Fac. Rev	5.625%	11/1/2026	1,850	1,898
HFDC Central Texas Inc. Retirement Fac. Rev	5.750%	11/1/2036	2,700	2,762
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,299
Houston TX Water & Sewer System Rev	0.000%	12/1/2011 (2)	24,810	20,453
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	26,000	20,559
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	11,000	12,039
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/2027	7,500	7,937
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.500%	2/15/2025	2,100	2,188
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.625%	2/15/2035	3,400	3,550
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	11,000	11,638
San Antonio TX Electric & Gas Rev	5.000%	2/1/2017 (ETM)	2,560	2,721
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,552
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,334
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,592
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	5,951
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,340
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,465
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	280	189
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,647
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,088
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	6,015
Texas Water Finance Assistance GO	5.750%	8/1/2031	21,395	22,896

				234,391

Virgin Islands (1.0%)
Virgin Islands Public Finance Auth. Rev	5.500%	10/1/2007	6,530	6,601
Virgin Islands Public Finance Auth. Rev	6.000%	10/1/2008	4,915	5,069
Virgin Islands Public Finance Auth. Rev	5.200%	10/1/2009	3,065	3,152
Virgin Islands Public Finance Auth. Rev	5.750%	10/1/2013	11,000	11,413
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	19,720
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	10,856

				56,811

Virginia (2.1%)
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,645	5,871
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	504
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	14,719	15,265
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	8,020
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008 (Prere.)	2,985	3,054
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	524
Norfolk VA Redev. Housing Auth. Rev	6.000%	1/1/2025	500	525
Norfolk VA Redev. Housing Auth. Rev	6.125%	1/1/2035	1,100	1,156
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2007 (ETM)	4,600	4,640
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2008 (Prere.)	6,000	6,256
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.500%	8/15/2008 (Prere.)	24,000	25,112
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/2037	40,000	42,334
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2009 (Prere.)	9,000	9,977

				123,238

Washington (0.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	17,155
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	9,594
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	15,859
Port of Seattle WA GO	5.000%	11/1/2010 (4)	6,675	6,922

				49,530

West Virginia (0.5%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	20,000	20,603
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	9,906

				30,509

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,814

Wyoming (0.3%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/2007	18,900	18,738

Total Municipal Bonds
(Cost $5,497,598)				5,696,358

			Shares

Temporary Cash Investment (2.0%)

4 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $114,612)			114,612,074	114,612

Total Investments (99.7%)
(Cost $5,612,210)				5,810,970

Other Assets and Liabilities—Net (0.3%)	19,317

Net Assets (100%)				5,830,287

*	Non-income-producing security--security in default.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of these securities was $13,421,000, representing 0.2% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2007.
3	Securities with a value of $9,737,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $5,640,825,000. Net unrealized appreciation of investment securities for tax purposes was $170,145,000, consisting of unrealized gains of $186,309,000 on securities that had risen in value since their purchase and $16,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31,2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(1,570)	172,896	3,728
10-Year U.S. Treasury Note	(360)	38,430	136

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (96.2%)

Alabama (0.8%)
1 Alabama Public School & College Auth. TOB VRDO	3.660%	2/7/2007 (3)	5,000	5,000
1 Alabama Special Care Fac. Financing Auth. TOB VRDO	3.650%	2/7/2007	5,000	5,000
Birmingham AL GO VRDO	3.520%	2/7/2007 (2)	31,793	31,793
1 Birmingham AL Medical Center East Special Care Fac. Financing Auth. Rev. TOB PUT	3.600%	4/26/2007 (1)	27,535	27,535
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	3.620%	2/7/2007 LOC	18,420	18,420
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.550%	2/7/2007	33,550	33,550
1 Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,215	5,215
1 Univ. of Alabama General Rev. TOB VRDO	3.660%	2/7/2007 (1)	16,910	16,910
1 Univ. of Alabama General Rev. TOB VRDO	3.660%	2/7/2007 (1)	2,500	2,500
1 Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	3.660%	2/7/2007 (3)	7,875	7,875

				153,798

Alaska (0.4%)
Alaska Housing Finance Corp. (State Capital) VRDO	3.600%	2/7/2007 (1)	10,000	10,000
Alaska Housing Finance Corp. Governmental Purpose VRDO	3.620%	2/7/2007 (1)	7,425	7,425
Alaska Housing Finance Corp. Home Mortgage VRDO	3.650%	2/7/2007 (4)	20,000	20,000
1 Alaska Housing Finance Corp. TOB VRDO	3.650%	2/7/2007 (3)	4,925	4,925
1 Alaska Housing Finance Corp. TOB VRDO	3.650%	2/7/2007 (1)	5,015	5,015
1 Alaska Housing Finance Corp. TOB VRDO	3.680%	2/7/2007	4,980	4,980
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.720%	2/1/2007	31,000	31,000

				83,345

Arizona (1.6%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.500%	2/7/2007 (3)	67,915	67,915
1 Arizona School Fac. Board Rev. TOB VRDO	3.650%	2/7/2007	7,700	7,700
1 Arizona State Univ. COP TOB VRDO	3.650%	2/7/2007 (2)	5,365	5,365
1 Arizona State Univ. COP TOB VRDO	3.660%	2/7/2007 (2)	5,450	5,450
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.670%	2/7/2007 LOC	69,465	69,465
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.500%	2/7/2007 (2)	15,000	15,000
1 Mesa AZ Util. System Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,215	5,215
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.500%	2/7/2007 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. CP	3.520%	2/6/2007 LOC	16,000	16,000
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.650%	2/7/2007 (3)	4,675	4,675
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.520%	2/7/2007	7,500	7,500
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.500%	2/9/2007	8,000	8,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.620%	2/15/2007	18,000	18,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.620%	2/15/2007	1,575	1,575
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.650%	2/7/2007	6,850	6,850
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.650%	2/7/2007	10,345	10,345
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.660%	2/7/2007	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	3.520%	2/7/2007	15,175	15,175
Tucson AZ USD	7.500%	7/1/2007 (3)	8,000	8,126

				307,531

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	3.510%	2/7/2007	32,900	32,900

California (1.9%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	3.780%	6/1/2007 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.770%	2/1/2007 (2)	50,000	50,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.610%	2/7/2007 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.610%	2/7/2007 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.660%	2/7/2007 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.660%	2/7/2007 (2)	25,000	25,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.660%	2/7/2007 (2)	40,000	40,000
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.670%	2/7/2007	8,285	8,285
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.670%	2/7/2007	1,820	1,820
1 Long Beach CA Harbor Rev. TOB PUT	3.650%	5/3/2007 (1)	21,590	21,590
Los Angeles CA TRAN	4.500%	6/29/2007	50,000	50,149
Sacramento County CA TRAN	4.500%	7/17/2007	50,000	50,179
San Diego CA USD TRAN	4.500%	7/24/2007	25,000	25,092
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.670%	2/7/2007	10,440	10,440
Ventura County CA TRAN	4.500%	7/2/2007	21,000	21,068

				370,573

Colorado (4.4%)
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	3.600%	2/7/2007	10,311	10,311
Colorado General Fund TRAN	4.500%	6/27/2007	75,000	75,214
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.510%	2/7/2007	39,035	39,035
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.510%	2/7/2007	67,400	67,400
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.490%	2/7/2007	28,465	28,465
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.510%	2/7/2007	33,915	33,915
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	3.490%	2/7/2007	14,000	14,000
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.510%	2/7/2007	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.560%	2/7/2007	69,790	69,790
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.560%	2/7/2007	17,250	17,250
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007	42,925	42,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007	21,595	21,595
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007	48,985	48,985
1 Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.510%	2/7/2007 (1)	8,500	8,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	17,000	17,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	17,080	17,080
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.560%	2/7/2007	9,805	9,805
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.660%	2/7/2007	4,230	4,230
Colorado Springs CO Util. System Rev. VRDO	3.610%	2/7/2007	17,300	17,300
Colorado Springs CO Util. System Rev. VRDO	3.610%	2/7/2007	75,000	75,000
Colorado Student Obligation Bond Auth. VRDO	3.550%	2/7/2007 (2)	11,200	11,200
1 Denver CO City & County Airport Rev. TOB VRDO	3.650%	2/7/2007 (10)	7,230	7,230
1 Denver CO City & County Airport Rev. TOB VRDO	3.660%	2/7/2007 (10)	5,275	5,275
1 Denver CO City & County Airport Rev. TOB VRDO	3.680%	2/7/2007 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.550%	2/7/2007 (1)	10,000	10,000
Denver CO City & County Airport Rev. VRDO	3.550%	2/7/2007 (11)	21,700	21,700
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	3.500%	2/7/2007 (2)	39,900	39,900
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.500%	2/7/2007 LOC	3,320	3,320
1 Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (2)	7,400	7,400
1 Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (2)	31,310	31,310
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.660%	2/7/2007 (3)	4,620	4,620

				869,895

Connecticut (0.5%)
Connecticut GO	5.000%	4/15/2007	12,110	12,144
Connecticut GO	5.000%	11/15/2007	7,250	7,330
Connecticut GO	5.000%	11/15/2007	19,340	19,548
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.510%	2/7/2007 (2)	25,400	25,400
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.510%	2/7/2007 (2)	5,315	5,315
1 Connecticut State Housing Finance Auth. TOB VRDO	3.600%	2/7/2007	9,000	9,000
1 Connecticut State Housing Rev. TOB VRDO	3.600%	2/7/2007 (2)	10,975	10,975

				89,712

Delaware (0.3%)
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	3.680%	2/7/2007	5,135	5,135
1 GS Pool Trust TOB VRDO	3.710%	2/7/2007	9,259	9,259
1 GS Pool Trust TOB VRDO	3.740%	2/7/2007 (11)	22,300	22,300
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	3.660%	2/7/2007	22,900	22,900

				59,594

District of Columbia (1.9%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	3.660%	2/7/2007	12,000	12,000
District of Columbia (National Public Radio Inc.) VRDO	3.510%	2/7/2007 LOC	18,530	18,530
1 District of Columbia GO TOB VRDO	3.530%	2/7/2007 (2)	4,485	4,485
1 District of Columbia GO TOB VRDO	3.660%	2/7/2007 (4)	3,735	3,735
1 District of Columbia GO TOB VRDO	3.660%	2/7/2007 (4)	5,210	5,210
District of Columbia GO VRDO	3.510%	2/7/2007 (1)	45,495	45,495
District of Columbia Rev. (American College of Cardiology) VRDO	3.510%	2/7/2007 LOC	13,000	13,000
District of Columbia Rev. (Georgetown Day School) VRDO	3.510%	2/7/2007 LOC	18,000	18,000
District of Columbia TRAN	4.250%	9/28/2007	27,000	27,111
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	3.510%	2/7/2007 (1)	47,565	47,565
Metro. Washington Airports Auth. Airport System Rev. CP	3.670%	3/15/2007 LOC	23,000	23,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.600%	2/7/2007 (3)	24,200	24,200
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.680%	2/7/2007 (1)	10,250	10,250
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.680%	2/7/2007 (1)	6,510	6,510
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.680%	2/7/2007 (4)	12,000	12,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	2/7/2007 (4)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	2/7/2007 (1)	19,000	19,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	2/7/2007 (4)	22,600	22,600
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.690%	2/7/2007 (3)	50,000	50,000

				368,691

Florida (4.6%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.720%	2/1/2007 LOC	14,000	14,000
Brevard County FL School Board Rev. RAN	4.500%	4/27/2007	20,000	20,035
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.650%	2/7/2007	6,920	6,920
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.650%	2/7/2007	5,675	5,675
1 Broward County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	5,160	5,160
1 Broward County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	5,265	5,265
1 Broward County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	9,945	9,945
1 Broward County FL School Board COP TOB VRDO	3.660%	2/7/2007 (4)	6,600	6,600
Charlotte County FL Util. VRDO	3.630%	2/7/2007 (4)	14,610	14,610
1 Collier County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	6,055	6,055
1 Collier County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	5,145	5,145
1 Collier County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	3,945	3,945
1 Collier County FL School Board COP TOB VRDO	3.650%	2/7/2007 (4)	11,695	11,695
Dade County FL Water & Sewer System Rev. VRDO	3.500%	2/7/2007 (3)	36,010	36,010
1 Florida Board of Educ. Capital Outlay TOB VRDO	3.650%	2/7/2007	7,980	7,980
Florida Board of Educ. Public Educ	5.250%	6/1/2007	4,890	4,917
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.660%	2/7/2007	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	3.660%	2/7/2007 (1)	7,880	7,880
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2007 (3)	5,450	5,484
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.650%	2/7/2007 (1)	28,140	28,140
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.660%	2/7/2007 (3)	11,215	11,215
1 Florida Board of Educ. TOB VRDO	3.650%	2/7/2007	30,190	30,190
1 Florida Correctional Privatization Comm. COP TOB VRDO	3.650%	2/7/2007 (2)	7,930	7,930
1 Florida Dept. of Transp. TOB PUT	3.650%	5/16/2007	34,800	34,800
1 Florida Dept. of Transp. TOB VRDO	3.650%	2/7/2007	14,480	14,480
1 Florida Dept. of Transp. TOB VRDO	3.650%	2/7/2007	7,485	7,485
Florida Gas Util Rev. (Gas Supply Project) VRDO	3.600%	2/7/2007	61,835	61,835
Florida Gulf Coast Univ. Financing Corp. VRDO	3.610%	2/7/2007 LOC	10,400	10,400
1 Florida Housing Finance Agency Rev. TOB VRDO	3.600%	2/7/2007	7,000	7,000
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.500%	2/7/2007 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	3.650%	2/7/2007 (2)	5,440	5,440
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2007 (1)	6,995	7,069
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	3.650%	2/7/2007 LOC	4,725	4,725
1 Hillsborough County FL School Board COP TOB VRDO	3.650%	2/7/2007 (1)	5,090	5,090
1 Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.530%	2/7/2007 (2)	10,095	10,095
Jacksonville FL Electric Auth. System CP	3.580%	4/10/2007	15,000	15,000
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.650%	2/7/2007 (3)	8,320	8,320
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.720%	2/1/2007 LOC	25,087	25,087
Miami FL Parking System Rev. VRDO	3.620%	2/7/2007 (2)	10,000	10,000
Miami-Dade County FL Aviation - Miami International Airport	5.250%	10/1/2007 (3)	2,500	2,524
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.660%	2/7/2007 (3)	17,120	17,120
1 Miami-Dade County FL Aviation - Miami InternationaL AIRPORT TOB VRDO	3.680%	2/7/2007 (11)	6,250	6,250
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.680%	2/7/2007 (1)	5,335	5,335
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.680%	2/7/2007 (11)	3,990	3,990
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.680%	2/7/2007 (10)	8,700	8,700
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.690%	2/7/2007 (10)	2,475	2,475
1 Miami-Dade County FL Expressway Auth. Toll System Rev. TOB VRDO	3.660%	2/7/2007 (2)	18,500	18,500
1 Miami-Dade County FL Parks Program TOB VRDO	3.650%	2/7/2007 (1)	5,350	5,350
1 Miami-Dade County FL School Board COP TOB VRDO	3.660%	2/7/2007 (2)	11,880	11,880
1 Miami-Dade County FL School Board TOB VRDO	3.660%	2/7/2007 (3)	3,100	3,100
Miami-Dade County FL Water & Sewer Rev. VRDO	3.620%	2/7/2007 (4)	20,000	20,000
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	3.720%	2/1/2007 LOC	7,075	7,075
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.720%	2/1/2007 LOC	3,660	3,660
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.690%	2/7/2007	4,260	4,260
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.690%	2/7/2007	9,940	9,940
1 Orange County FL School Board TOB VRDO	3.650%	2/7/2007 (1)	11,665	11,665
1 Orange County FL School Board TOB VRDO	3.650%	2/7/2007 (3)	11,445	11,445
1 Orlando & Orange County FL Expressway Auth. TOB VRDO	3.650%	2/7/2007 (2)	4,495	4,495
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	3.620%	2/7/2007 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	3.540%	2/7/2007 LOC	12,500	12,500
1 Palm Beach County FL School Board COP TOB VRDO	3.650%	2/7/2007 (3)	4,155	4,155
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hospital) VRDO	3.720%	2/1/2007 LOC	23,050	23,050
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hospital) VRDO	3.720%	2/1/2007 LOC	16,000	16,000
1 Polk County FL Util. System Rev. TOB VRDO	3.660%	2/7/2007 (3)	9,600	9,600
Port St. Lucie FL Rev. VRDO	3.500%	2/7/2007 (1)	57,400	57,400
1 Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	3.650%	2/7/2007 (2)	6,425	6,425
1 Sarasota County FL Util. System Rev. TOB VRDO	3.650%	2/7/2007 (3)	7,940	7,940
Sarasota FL Manatee Airport Auth. Rev. VRDO	3.720%	2/1/2007 LOC	12,750	12,750
Sunshine State Florida Govt. Financing Comm. Rev. CP	3.620%	2/8/2007 (2)(	32,525	32,525
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.720%	2/1/2007 (2)	16,495	16,495
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.740%	2/1/2007 (2)	23,015	23,015
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	3.650%	2/7/2007 (3)(Prere.)	2,500	2,500
1 Volusia County FL Health Facs Auth Rev. TOB PUT	3.780%	8/2/2007 (2)	8,840	8,840
West Palm Beach FL Util. System Rev. VRDO	3.470%	2/7/2007 (3)	18,260	18,260

				913,531

Georgia (4.2%)
1 Atlanta GA Airport General Rev. TOB VRDO	3.680%	2/7/2007 (3)	2,135	2,135
Atlanta GA Airport General Rev. VRDO	3.610%	2/7/2007 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	3.640%	2/7/2007 (1)	62,710	62,710
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.650%	2/7/2007 (4)	13,500	13,500
1 Atlanta GA Airport Rev. TOB VRDO	3.600%	2/7/2007 (3)	8,500	8,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.710%	2/7/2007 LOC	15,000	15,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.530%	2/7/2007 (1)	9,995	9,995
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.530%	2/7/2007 (3)	18,495	18,495
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.650%	2/7/2007 (4)	6,275	6,275
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	2/7/2007 (4)	32,900	32,900
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.660%	2/7/2007 (4)	9,600	9,600
Atlanta GA Water & Wastewater Rev. VRDO	3.630%	2/7/2007 (4)	124,940	124,940
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.500%	2/7/2007 (3)	50,665	50,665
1 Columbus GA Dev. Auth. Multi-Family Housing TOB VRDO	3.740%	2/7/2007	13,825	13,825
Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	3.510%	2/7/2007 LOC	7,500	7,500
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.650%	2/7/2007 (4)	4,365	4,365
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.660%	2/7/2007	6,650	6,650
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.510%	2/7/2007 LOC	8,300	8,300
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.620%	2/7/2007 LOC	20,300	20,300
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.610%	2/7/2007 LOC	12,600	12,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.520%	2/7/2007 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	3.510%	2/7/2007	12,000	12,000
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	3.610%	2/7/2007	43,280	43,280
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	3.510%	2/7/2007 LOC	14,570	14,570
1 Fulton County GA Fac. Corp. COP (Fulton County GA Public Purpose Project) TOB VRDO	3.660%	2/7/2007 (2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	3.660%	2/7/2007	21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	3.660%	2/7/2007 (3)	3,300	3,300
1 Georgia GO TOB VRDO	3.650%	2/7/2007	900	900
1 Georgia GO TOB VRDO	3.650%	2/7/2007	6,155	6,155
1 Georgia GO TOB VRDO	3.650%	2/7/2007	2,590	2,590
1 Georgia GO TOB VRDO	3.660%	2/7/2007	31,315	31,315
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.650%	2/7/2007 (1)	6,750	6,750
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.660%	2/7/2007 (1)	7,795	7,795
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.510%	2/7/2007 LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.510%	2/7/2007 LOC	31,000	31,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.500%	2/7/2007 (2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	3.620%	2/7/2007 LOC	19,765	19,765
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. CP	3.550%	3/9/2007 LOC	36,800	36,800
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	3,175	3,175
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	3.620%	2/7/2007 LOC	33,000	33,000

				823,945

Hawaii (0.4%)
Hawaii Airport System Rev	5.500%	7/1/2007 (3)	10,000	10,069
Hawaii Airport System Rev	6.000%	7/1/2007 (3)	6,000	6,053
1 Hawaii Airport System Rev. TOB VRDO	3.680%	2/7/2007 (3)	1,315	1,315
1 Hawaii Airport System Rev. TOB VRDO	3.680%	2/7/2007 (3)	4,230	4,230
1 Hawaii GO TOB VRDO	3.650%	2/7/2007 (1)	5,265	5,265
1 Hawaii GO TOB VRDO	3.650%	2/7/2007 (1)	6,340	6,340
1 Hawaii GO TOB VRDO	3.650%	2/7/2007 (4)	14,275	14,275
1 Hawaii GO TOB VRDO	3.660%	2/7/2007 (4)	8,435	8,435
1 Hawaii GO TOB VRDO	3.660%	2/7/2007 (1)	6,050	6,050
1 Honolulu HI City & County TOB VRDO	3.650%	2/7/2007 (1)	4,580	4,580
1 Honolulu HI City & County TOB VRDO	3.650%	2/7/2007 (3)	3,540	3,540
1 Honolulu HI City & County TOB VRDO	3.660%	2/7/2007 (1)	3,640	3,640
1 Honolulu HI City & County TOB VRDO	3.660%	2/7/2007 (1)	7,500	7,500

				81,292

Idaho (0.6%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	6,085	6,085
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	6,185	6,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	9,885	9,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	11,700	11,700
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	9,355	9,355
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	9,385	9,385
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	11,360	11,360
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	11,760	11,760
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	11,790	11,790
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	9,450	9,450

				114,775

Illinois (8.6%)
Bartlett IL Special Services Area (Bluff City LLC) VRDO	3.520%	2/7/2007 LOC	15,680	15,680
1 Chicago IL Board of Educ. TOB VRDO	3.650%	2/7/2007 (2)	12,095	12,095
1 Chicago IL Board of Educ. TOB VRDO	3.650%	2/7/2007 (1)	5,245	5,245
1 Chicago IL Board of Educ. TOB VRDO	3.660%	2/7/2007 (1)	5,980	5,980
Chicago IL Board of Educ. VRDO	3.600%	2/7/2007 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.600%	2/7/2007 (4)	20,000	20,000
Chicago IL Board of Educ. VRDO	3.600%	2/7/2007 (4)	69,100	69,100
1 Chicago IL GO TOB VRDO	3.530%	2/7/2007 (2)	3,270	3,270
1 Chicago IL GO TOB VRDO	3.530%	2/7/2007 (4)	4,045	4,045
1 Chicago IL GO TOB VRDO	3.530%	2/7/2007 (2)	19,995	19,995
1 Chicago IL GO TOB VRDO	3.650%	2/7/2007 (3)	7,905	7,905
1 Chicago IL GO TOB VRDO	3.650%	2/7/2007 (1)	5,455	5,455
1 Chicago IL GO TOB VRDO	3.650%	2/7/2007 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	3.650%	2/7/2007 (4)	5,250	5,250
1 Chicago IL GO TOB VRDO	3.650%	2/7/2007 (1)	2,600	2,600
1 Chicago IL GO TOB VRDO	3.660%	2/7/2007 (1)	2,500	2,500
1 Chicago IL GO TOB VRDO	3.660%	2/7/2007 (4)	4,970	4,970
Chicago IL GO VRDO	3.610%	2/7/2007 (4)	72,590	72,590
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.650%	2/7/2007	5,250	5,250
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.650%	2/7/2007	10,700	10,700
Chicago IL Midway Airport Rev. CP	3.600%	6/6/2007	5,000	5,000
Chicago IL Park Dist. TAN	4.500%	3/15/2007	2,000	2,002
1 Chicago IL Park Dist. TOB VRDO	3.530%	2/7/2007 (3)	9,990	9,990
1 Chicago IL Park Dist. TOB VRDO	3.650%	2/7/2007 (3)	5,210	5,210
1 Chicago IL Park Dist. TOB VRDO	3.650%	2/7/2007 (3)	5,570	5,570
1 Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	3.660%	2/7/2007 (3)	5,400	5,400
1 Chicago IL Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,395	5,395
Chicago IL Sales Tax Rev. VRDO	3.530%	2/7/2007 (3)	69,200	69,200
Chicago IL School Finance Auth. GO	5.500%	6/1/2007 (4)	10,020	10,083
Chicago IL Transit Auth. Rev	5.000%	6/1/2007 (2)	3,000	3,013
1 Chicago IL Transit Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	14,855	14,855
Chicago IL Wastewater Transmission Rev. VRDO	3.610%	2/7/2007 (1)	32,950	32,950
Chicago IL Water Rev. VRDO	3.610%	2/7/2007 (1)	21,920	21,920
1 Cook County IL GO TOB VRDO	3.530%	2/7/2007 (3)	11,500	11,500
1 Cook County IL GO TOB VRDO	3.650%	2/7/2007 (1)	6,850	6,850
1 Cook County IL GO TOB VRDO	3.660%	2/7/2007 (2)	13,225	13,225
1 Cook County IL GO TOB VRDO	3.660%	2/7/2007 (1)	5,595	5,595
1 Cook County IL GO TOB VRDO	3.660%	2/7/2007 (3)	5,085	5,085
Cook County IL GO VRDO	3.610%	2/7/2007	58,100	58,100
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	3.600%	2/7/2007	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.620%	2/7/2007 (3)	19,095	19,095
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	3.520%	2/7/2007 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	3.520%	2/7/2007 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev. (McCormick Theological) VRDO	3.520%	2/7/2007 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev. (North Shore Senior Center Project) VRDO	3.520%	2/7/2007 LOC	7,000	7,000
1 Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	3.650%	2/7/2007	7,005	7,005
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.590%	2/7/2007 LOC	12,300	12,300
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	3.530%	2/7/2007 LOC	26,500	26,500
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	3.650%	2/7/2007	5,980	5,980
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.650%	2/7/2007	4,060	4,060
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.660%	2/7/2007	5,810	5,810
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.660%	2/7/2007	4,840	4,840
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.610%	2/7/2007	18,500	18,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.610%	2/7/2007	34,013	34,013
1 Illinois Finance Auth. Rev. (North Western Univ.) TOB VRDO	3.660%	2/7/2007	8,165	8,165
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.610%	2/7/2007	60,574	60,574
Illinois GO	5.250%	4/1/2007 (4)	9,325	9,350
Illinois GO	5.000%	6/1/2007	11,400	11,446
Illinois GO	5.000%	12/1/2007	5,475	5,538
1 Illinois GO TOB PUT	3.630%	6/7/2007 (2)	14,510	14,510
1 Illinois GO TOB VRDO	3.650%	2/7/2007 (1)	8,385	8,385
1 Illinois GO TOB VRDO	3.650%	2/7/2007 (4)	3,535	3,535
1 Illinois GO TOB VRDO	3.650%	2/7/2007	8,720	8,720
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (3)	22,000	22,000
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (1)	5,250	5,250
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (1)	5,085	5,085
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (4)	3,995	3,995
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (4)	4,960	4,960
1 Illinois GO TOB VRDO	3.660%	2/7/2007	2,860	2,860
1 Illinois GO TOB VRDO	3.660%	2/7/2007	7,680	7,680
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (1)	12,480	12,480
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (2)	11,510	11,510
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (2)	3,120	3,120
1 Illinois GO TOB VRDO	3.660%	2/7/2007 (1)	9,150	9,150
1 Illinois GO TOB VRDO	3.670%	2/7/2007 (2)	2,500	2,500
1 Illinois GO TOB VRDO	3.710%	2/7/2007 (2)	2,940	2,940
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp) CP	3.600%	2/1/2007	28,000	28,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp) CP	3.600%	2/8/2007	30,000	30,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp) CP	3.650%	5/24/2007	9,000	9,000
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.730%	2/1/2007 (1)	17,230	17,230
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.650%	2/7/2007 (1)	5,195	5,195
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.660%	2/7/2007 (3)	12,895	12,895
1 Illinois Sales Tax Rev. TOB VRDO	3.650%	2/7/2007	3,500	3,500
1 Illinois Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,260	5,260
1 Lake County IL Community Consolidated School Dist. TOB VRDO	3.660%	2/7/2007 (4)	13,680	13,680
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (1)	10,000	10,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (1)	4,000	4,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	2/7/2007 (1)	43,305	43,305
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	2/7/2007 (1)	12,835	12,835
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.670%	2/7/2007 (1)	6,420	6,420
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2007 (3)	9,710	9,754
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.650%	2/7/2007 (3)	64,100	64,100
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.650%	2/7/2007 (3)	22,725	22,725
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.650%	2/7/2007 (4)	26,100	26,100
1 Schaumburg IL GO TOB VRDO	3.660%	2/7/2007 (3)	6,000	6,000
Schaumburg IL GO VRDO	3.640%	2/7/2007	485	485
Univ. of Chicago CP	3.620%	5/17/2007	38,000	38,000
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,608
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.610%	2/7/2007	115,243	115,243
1 Univ. of Illinois Univ. Rev. TOB VRDO	3.660%	2/7/2007 (1)	14,660	14,660
1 Will County IL Community School Dist. TOB VRDO	3.550%	2/7/2007 (4)	8,380	8,380
1 Will County IL Community School Dist. TOB VRDO	3.650%	2/7/2007 (3)	7,025	7,025

				1,697,444

Indiana (2.7%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	3.530%	2/7/2007 (2)	30,900	30,900
1 Franklin Township IN School Building Corp. (Marion County) TOB VRDO	3.660%	2/7/2007 (1)	5,545	5,545
2 Indiana Bond Bank Advance Funding Program Notes	4.250%	1/31/2008 LOC	100,000	100,578
1 Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	3.660%	2/7/2007	8,275	8,275
Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	3.510%	2/7/2007	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	3.510%	2/7/2007 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.670%	2/7/2007 LOC	29,940	29,940
1 Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Partners) TOB VRDO	3.670%	2/7/2007	7,125	7,125
Indiana Housing Finance & Community Dev. Auth. Single Family Mortgage Rev	3.620%	12/20/2007	30,000	30,000
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	3.500%	2/7/2007	14,600	14,600
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	3.480%	2/7/2007	58,800	58,800
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	3.500%	2/7/2007	30,200	30,200
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.530%	2/7/2007 (3)	4,995	4,995
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.530%	2/7/2007 (3)	4,060	4,060
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.650%	2/7/2007 (3)	4,299	4,299
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.650%	2/7/2007 (3)	7,955	7,955
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.660%	2/7/2007 (3)	5,120	5,120
1 Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	3.660%	2/7/2007 (1)	9,745	9,745
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project) VRDO	3.640%	2/7/2007 (1)	91,700	91,700
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,240	4,240
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.680%	2/7/2007 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	3.680%	2/7/2007 LOC	6,250	6,250
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.650%	2/7/2007	6,285	6,285
Trustee of Indiana Univ. CP	3.580%	3/7/2007 LOC	10,700	10,700

				536,412

Iowa (0.4%)
Des Moines IA Subordinate Airport CP	3.700%	2/12/2007 LOC	1,300	1,300
Iowa Finance Auth. Single Family Rev. VRDO	3.660%	2/7/2007	11,500	11,500
Iowa Finance Auth. Single Family Rev. VRDO	3.680%	2/7/2007	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	3.600%	2/7/2007	37,500	37,500
Iowa TRAN	4.250%	6/29/2007	25,000	25,072

				87,372

Kansas (0.3%)
1 Kansas Dev. Finance Auth. TOB VRDO	3.650%	2/7/2007	5,240	5,240
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	3.660%	2/7/2007	34,000	34,000
Wichita KS Airport Facs. Rev. VRDO	3.660%	2/7/2007	7,500	7,500
1 Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	3.660%	2/7/2007 (2)	6,000	6,000

				52,740

Kentucky (1.7%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	3.620%	2/7/2007 LOC	3,800	3,800
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	4.500%	6/28/2007	75,000	75,236
1 Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	3.690%	2/7/2007	5,275	5,275
1 Kentucky Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.690%	2/7/2007	21,460	21,460
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.740%	2/1/2007	84,300	84,300
Kentucky Property & Building Comm. Rev	5.250%	8/1/2007 (4)	13,000	13,105
Kentucky Rural Water Finance Corp. Rev. (Public Project Construction Notes) PUT	3.625%	4/2/2007	8,500	8,500
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	3.660%	2/7/2007 (3)	14,000	14,000
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2007 (4)	4,355	4,382
1 Louisville & Jefferson County KY TOB VRDO	3.660%	2/7/2007 (1)	17,500	17,500
1 Louisville KY Regional Airport TOB VRDO	3.600%	2/7/2007 (2)	4,595	4,595
Richmond KY League of Cities Funding Lease Program Rev. VRDO	3.650%	2/7/2007 LOC	10,000	10,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.670%	2/7/2007 LOC	62,010	62,010
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.670%	2/7/2007 LOC	4,900	4,900

				329,063

Louisiana (0.3%)
Louisiana GO	5.000%	5/1/2007 (4)	15,580	15,635
1 Louisiana GO TOB VRDO	3.650%	2/7/2007 (11)	4,480	4,480
1 Louisiana GO TOB VRDO	3.660%	2/7/2007 (2)	5,195	5,195
1 Louisiana GO TOB VRDO	3.660%	2/7/2007 (3)	30,000	30,000
Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev. VRDO	3.630%	2/7/2007 LOC	12,500	12,500

				67,810

Maine (0.7%)
Maine GO BAN	4.500%	6/8/2007	30,310	30,387
1 Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	3.650%	2/7/2007 (1)	11,310	11,310
1 Maine Housing Auth. General Rev. TOB VRDO	3.670%	2/7/2007	3,740	3,740
1 Maine Housing Auth. General Rev. TOB VRDO	3.670%	2/7/2007	4,240	4,240
1 Maine Housing Auth. General Rev. TOB VRDO	3.680%	2/7/2007	5,200	5,200
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	2/7/2007	1,665	1,665
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	2/7/2007	3,825	3,825
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	2/7/2007	1,390	1,390
Maine Housing Auth. Mortgage PUT	3.650%	9/14/2007	35,000	35,000
Maine Housing Auth. Mortgage Rev. PUT	3.620%	12/17/2007	25,000	25,000
Maine Housing Auth. Mortgage Rev. VRDO	3.680%	2/7/2007	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	3.680%	2/7/2007	5,000	5,000

				131,757

Maryland (1.1%)
Howard County MD CP	3.600%	4/2/2007	29,800	29,800
1 Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	3.670%	2/7/2007	10,415	10,415
Maryland Dept. of Housing & Community Dev. Rev	3.670%	9/12/2007	18,000	18,000
Maryland Dept. of Housing & Community Dev. Rev	3.720%	9/12/2007	21,000	21,000
Maryland Dept. of Housing & Community Dev. Rev	3.640%	12/14/2007	5,000	5,000
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.680%	2/7/2007	3,000	3,000
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	3.690%	2/7/2007	8,505	8,505
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	3.670%	2/7/2007	7,800	7,800
1 Maryland Dept. of Transp. TOB VRDO	3.660%	2/7/2007	4,800	4,800
Maryland Econ. Dev. Corp. Rev. (Constellation Energy) VRDO	3.580%	2/7/2007 LOC	19,000	19,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	3.500%	2/7/2007 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.520%	2/8/2007	20,000	20,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.600%	2/15/2007 JHOP	4,988	4,988
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.610%	3/14/2007	2,200	2,200
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	3.610%	2/7/2007 (2)	16,900	16,900
Montgomery County MD Consolidated Public Improvement CP	3.620%	2/7/2007	23,000	23,000
1 Northeast MD Waste Disposal TOB PUT	3.780%	8/2/2007 (2)	4,995	4,995

				207,403

Massachusetts (1.6%)
Massachusetts GO	5.500%	2/1/2007 (1)	20,000	20,000
1 Massachusetts GO TOB VRDO	3.650%	2/7/2007	5,775	5,775
1 Massachusetts GO TOB VRDO	3.650%	2/7/2007 (4)	7,495	7,495
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	3.500%	2/7/2007 LOC	21,900	21,900
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.580%	2/9/2007	24,000	24,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.600%	2/15/2007	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.580%	4/10/2007	40,000	40,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.660%	2/7/2007	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.610%	2/7/2007	33,500	33,500
Massachusetts Housing Finance Agency Housing Rev	3.830%	8/1/2007	7,000	7,000
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	3.660%	2/7/2007	10,525	10,525
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (1)	9,800	9,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	31,135	31,135
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	8,800	8,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.660%	2/7/2007 (4)	7,070	7,070
1 Massachusetts Water Pollution Abatement TOB VRDO	3.650%	2/7/2007	5,250	5,250
Massachusetts Water Resources Auth. Rev. CP	3.580%	2/8/2007 LOC	13,500	13,500
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	7,300	7,300
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	3.660%	2/7/2007	7,565	7,565
Massachusetts Water Resources Auth. Rev. VRDO	3.480%	2/7/2007 (2)	3,260	3,260
Massachusetts Water Resources Auth. Rev. VRDO	3.480%	2/7/2007 (3)	2,190	2,190

				698,996

Michigan (3.6%)
1 Detroit MI City School Dist. TOB VRDO	3.660%	2/7/2007 (3)	7,680	7,680
1 Detroit MI City School Dist. TOB VRDO	3.660%	2/7/2007 (3)	12,375	12,375
1 Detroit MI Sewer System Rev. TOB VRDO	3.650%	2/7/2007 (4)	22,050	22,050
1 Detroit MI Sewer System Rev. TOB VRDO	3.650%	2/7/2007 (3)	3,568	3,568
1 Detroit MI Sewer System Rev. TOB VRDO	3.650%	2/7/2007 (3)	15,000	15,000
1 Detroit MI Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (1)	20,100	20,100
1 Detroit MI Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (3)	9,800	9,800
Detroit MI Sewer System Rev. VRDO	3.610%	2/7/2007 (3)	20,000	20,000
1 Huron Valley MI School Dist. TOB VRDO	3.660%	2/7/2007	11,000	11,000
1 Michigan Building Auth. Rev. TOB VRDO	3.530%	2/7/2007 (1)	12,185	12,185
1 Michigan Building Auth. Rev. TOB VRDO	3.650%	2/7/2007 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	3.650%	2/7/2007	5,095	5,095
1 Michigan Building Auth. Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,260	4,260
1 Michigan Building Auth. Rev. TOB VRDO	3.660%	2/7/2007 (3)	7,000	7,000
1 Michigan Environmental Program GO TOB VRDO	3.650%	2/7/2007	4,375	4,375
Michigan GO TAN	4.250%	9/28/2007 LOC	50,000	50,239
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) TOB VRDO	3.650%	2/7/2007	1,670	1,670
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	3.510%	2/7/2007 LOC	50,000	50,000
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	3.630%	2/7/2007 LOC	7,000	7,000
1 Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007 LOC	14,200	14,200
1 Michigan Housing Dev. Auth. Rev. TOB VRDO	3.670%	2/7/2007 (4)	8,125	8,125
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	3.590%	2/7/2007	14,015	14,015
Michigan Muni. Bond Auth. Rev	4.500%	8/20/2007	29,400	29,528
Michigan Muni. Bond Auth. Rev	4.500%	8/20/2007 LOC	90,000	90,393
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.650%	2/7/2007	7,580	7,580
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.650%	2/7/2007	8,380	8,380
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	3.650%	2/7/2007	30,430	30,430
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	3.650%	2/7/2007	6,500	6,500
Regents of Univ. of Michigan CP	3.620%	2/13/2007	20,000	20,000
Univ. of Michigan Hosp. Rev. VRDO	3.750%	2/1/2007	16,523	16,523
Univ. of Michigan Hosp. Rev. VRDO	3.600%	2/7/2007	59,695	59,695
Univ. of Michigan Univ. Rev. VRDO	3.600%	2/7/2007	84,975	84,975
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.680%	2/7/2007 (1)	13,640	13,640
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.680%	2/7/2007 (1)	2,745	2,745
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	6,795	6,795
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	4,560	4,560
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	7,880	7,880

				698,996

Minnesota (1.1%)
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.550%	2/7/2007 (2)	19,925	19,925
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.650%	2/7/2007 (2)	6,850	6,850
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.660%	2/7/2007 (2)	18,000	18,000
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.660%	2/7/2007 (3)	50,000	50,000
1 Minneapolis MN TOB VRDO	3.660%	2/7/2007	3,960	3,960
Minnesota GO	5.000%	8/1/2007	30,685	30,908
1 Minnesota GO TOB VRDO	3.650%	2/7/2007	3,625	3,625
1 Minnesota GO TOB VRDO	3.650%	2/7/2007	3,840	3,840
1 Minnesota GO TOB VRDO	3.660%	2/7/2007	4,095	4,095
Minnesota Housing Finance Agency Residential Housing Finance PUT	3.580%	11/29/2007	26,000	26,000
Minnesota Housing Finance Agency Residential Housing Finance PUT	3.580%	11/29/2007	11,500	11,500
Minnesota Housing Finance Agency Residential Housing Finance VRDO	3.680%	2/7/2007	4,600	4,600
Minnesota Rural Water Finance Auth. Public Project Construction TAN	4.750%	9/1/2007	12,500	12,574
Minnesota School Dist. Tax & Aid Borrowing Program COP TAN	4.500%	9/5/2007	15,000	15,079

				210,956

Mississippi (0.9%)
Mississippi Bank Rev. Notes (Mississippi Dept. of Transp.) CP	3.800%	3/19/2007 LOC	20,000	20,000
1 Mississippi Dev. Bank GO TOB VRDO	3.650%	2/7/2007 (3)	6,485	6,485
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.610%	2/7/2007 (3)	12,150	12,150
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.630%	2/7/2007	48,119	48,119
1 Mississippi GO TOB VRDO	3.530%	2/7/2007	12,515	12,515
1 Mississippi GO TOB VRDO	3.530%	2/7/2007 (4)	9,200	9,200
1 Mississippi GO TOB VRDO	3.660%	2/7/2007 (3)	4,000	4,000
Mississippi GO VRDO	3.530%	2/7/2007	50,820	50,820
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.670%	2/7/2007 (3)	2,250	2,250
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.680%	2/7/2007	13,940	13,940

				179,479

Missouri (0.9%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.500%	2/7/2007 (4)	18,500	18,500
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.730%	2/1/2007	10,000	10,000
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.730%	2/1/2007	19,980	19,980
1 Kansas City MO GO TOB VRDO	3.660%	2/7/2007	7,280	7,280
1 Missouri Board Public Building Special Obligation Rev. TOB VRDO	3.660%	2/7/2007	5,000	5,000
1 Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	3.650%	2/7/2007	7,430	7,430
1 Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	3.660%	2/7/2007	9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.730%	2/1/2007	10,815	10,815
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	3.660%	2/7/2007	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	3.660%	2/7/2007 (1)	30,200	30,200
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.660%	2/7/2007	6,995	6,995
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.660%	2/7/2007	6,575	6,575
1 Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	3.660%	2/7/2007	6,920	6,920
Missouri Highways & Transp. Comm. Road Rev. VRDO	3.480%	2/7/2007 LOC	6,400	6,400
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.600%	2/7/2007	3,905	3,905
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.600%	2/7/2007	10,565	10,565
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.680%	2/7/2007	6,900	6,900
1 St. Louis MO IDA Multifamily Housing Rev. TOB VRDO	3.740%	2/7/2007	8,910	8,910

				184,275

Nebraska (1.2%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.610%	2/7/2007	36,211	36,211
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.630%	2/7/2007	34,700	34,700
1 Douglas County NE School Dist. GO TOB VRDO	3.650%	2/7/2007	7,300	7,300
Lincoln NE Lincoln Electric System CP	3.520%	2/8/2007	26,250	26,250
Lincoln NE Lincoln Electric System CP	3.530%	4/2/2007	32,850	32,850
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.660%	2/7/2007 (2)	3,200	3,200
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.660%	2/7/2007 (2)	5,330	5,330
Omaha NE Public Power Dist. Electric Rev	5.500%	2/1/2007	5,000	5,000
Omaha NE Public Power Dist. Electric Rev. CP	3.500%	2/9/2007	19,800	19,800
Omaha NE Public Power Dist. Electric Rev. CP	3.520%	2/9/2007	50,000	50,000
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.650%	2/7/2007	14,725	14,725
1 Omaha NE TOB VRDO	3.660%	2/7/2007	8,000	8,000

				243,366

Nevada (1.1%)
Clark County NV Airport Improvement Rev. VRDO	3.500%	2/7/2007 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.530%	2/7/2007 (3)	13,000	13,000
1 Clark County NV Airport System Rev. TOB VRDO	3.530%	2/7/2007 (3)	10,095	10,095
Clark County NV GO	7.500%	6/1/2007 (2)	4,630	4,688
Clark County NV GO	7.500%	6/1/2007 (2)	4,920	4,981
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport) VRDO	3.570%	2/7/2007 (1)	18,000	18,000
Clark County NV School Dist. GO	5.000%	6/1/2007 (3)	29,020	29,152
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	13,475	13,545
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	14,710	14,786
1 Clark County NV School Dist. GO TOB PUT	3.600%	3/8/2007 (4)	5,000	5,000
1 Clark County NV School Dist. GO TOB VRDO	3.650%	2/7/2007 (4)	5,630	5,630
1 Clark County NV School Dist. GO TOB VRDO	3.660%	2/7/2007 (1)	5,850	5,850
1 Clark County NV School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	17,385	17,385
1 Clark County NV School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	10,420	10,420
Las Vegas Valley Water Dist. Nevada CP	3.650%	3/12/2007	13,475	13,475
1 Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.660%	2/7/2007 (3)	3,300	3,300
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	3.660%	2/7/2007 (4)	5,490	5,490
1 Nevada GO TOB VRDO	3.660%	2/7/2007	5,125	5,125
1 Nevada GO TOB VRDO	3.670%	2/7/2007 (4)	2,595	2,595
Nevada Housing Division Multi-Unit Housing City Center VRDO	3.680%	2/7/2007 LOC	7,440	7,440

				209,957

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Kendal at Hanover) VRDO	3.630%	2/7/2007 LOC	12,220	12,220
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	3.610%	2/7/2007	34,080	34,080

				46,300

New Jersey (1.5%)
Burlington County NJ BAN	4.500%	3/1/2007	15,000	15,012
Middlesex County NJ BAN	4.500%	6/14/2007	35,529	35,616
1 New Jersey COP TOB PUT	3.600%	5/3/2007 (2)	4,995	4,995
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.670%	2/1/2007 LOC	30,000	30,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	15,422
New Jersey GO	5.000%	7/15/2007	21,000	21,133
1 New Jersey GO TOB PUT	3.600%	6/7/2007 (2)	19,990	19,990
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	3.600%	5/3/2007 (7)	39,650	39,650
New Jersey TRAN	4.500%	6/22/2007	76,000	76,274
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.640%	2/7/2007 (1)	10,605	10,605
Union County NJ BAN	4.500%	3/1/2007	30,000	30,024

				298,721

New Mexico (1.0%)
1 New Mexico Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	7,990	7,990
1 New Mexico Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007 (1)	8,830	8,830
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.650%	2/7/2007 (2)	5,210	5,210
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,185	5,185
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.660%	2/7/2007 (1)	17,670	17,670
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.670%	2/7/2007 (1)	10,955	10,955
1 New Mexico Mortgage Finance Auth. TOB VRDO	3.680%	2/7/2007	8,140	8,140
New Mexico Severance Tax Rev	5.000%	7/1/2007	10,000	10,058
New Mexico TRAN	4.250%	6/29/2007	22,000	22,053
New Mexico TRAN	4.500%	6/29/2007	25,000	25,072
Univ. of New Mexico Univ. Rev. VRDO	3.530%	2/7/2007	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.530%	2/7/2007	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.550%	2/7/2007	20,830	20,830

				190,933

New York (3.3%)
Buffalo NY Fiscal Stability Auth. BAN	4.250%	5/15/2007	6,500	6,511
Buffalo NY Fiscal Stability Auth. BAN	4.250%	8/14/2007	11,000	11,034
Elwood NY Union Free School Dist. TAN	4.250%	6/28/2007	9,000	9,022
Great Neck NY UFSD TAN	4.250%	6/28/2007	19,500	19,547
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroluem Tax) TOB VRDO	3.660%	2/7/2007 (1)	6,015	6,015
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	14,700	14,700
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	19,050	19,050
Metro. New York Transp. Auth. Rev. VRDO	3.650%	2/7/2007 (11)	41,000	41,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	3.450%	2/7/2007	29,490	29,490
New York City NY Housing Dev. Corp. Rev. VRDO	3.510%	2/7/2007	7,800	7,800
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.600%	2/15/2007 LOC	155,000	155,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (1)	9,900	9,900
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (1)	12,300	12,300
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.660%	2/7/2007	19,600	19,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	2/7/2007	14,100	14,100
New York City NY Transitional Finance Auth. BAN	4.250%	6/29/2007	59,915	60,077
1 New York City NY Transitional Finance Auth. Building Aid Rev. TOB PUT	3.580%	6/7/2007 (3)	10,000	10,000
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007	12,175	12,175
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.660%	2/7/2007	12,475	12,475
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	9,155	9,155
1 New York State Dormitory Auth. Rev. TOB VRDO	3.660%	2/7/2007	43,560	43,560
1 New York State Thruway Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	22,630	22,630
Oyster Bay NY BAN	4.500%	3/16/2007	20,000	20,019
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.660%	2/7/2007	10,000	10,000
Syracuse NY RAN	4.250%	6/29/2007 LOC	17,300	17,342
Syracuse NY RAN	4.250%	7/10/2007 LOC	10,000	10,026
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.620%	2/7/2007	49,155	49,155

				651,683

North Carolina (3.1%)
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	3.620%	2/15/2007	12,000	12,000
1 Charlotte NC COP TOB VRDO	3.650%	2/7/2007	5,295	5,295
Charlotte NC Water & Sewer System Rev. VRDO	3.610%	2/7/2007	58,200	58,200
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	8,200	8,200
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	8,200	8,200
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	8,200	8,200
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	9,000	9,000
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	7,000	7,000
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	10,000	10,000
Mecklenburg County NC GO VRDO	3.550%	2/7/2007	13,500	13,500
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	3.630%	2/7/2007 LOC	11,570	11,570
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	2/7/2007	8,600	8,600
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	2/7/2007	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	2/7/2007	20,000	20,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.660%	2/7/2007	5,000	5,000
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.660%	2/7/2007	15,700	15,700
1 North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	3.650%	2/7/2007 (3)	4,075	4,075
North Carolina GO	5.000%	3/1/2007	5,000	5,005
1 North Carolina GO TOB VRDO	3.650%	2/7/2007	3,495	3,495
North Carolina GO VRDO	3.470%	2/7/2007	15,410	15,410
1 North Carolina Housing Finance Agency TOB VRDO	3.630%	2/7/2007	2,900	2,900
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.530%	2/7/2007	10,495	10,495
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.670%	2/7/2007	2,620	2,620
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.490%	2/7/2007	10,500	10,500
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.500%	2/7/2007 (2)	64,700	64,700
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.500%	2/7/2007 (2)	15,010	15,010
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	3.630%	2/7/2007	47,700	47,700
Raleigh Durham NC Airport Auth. Rev. VRDO	3.530%	2/7/2007 (10)	12,000	12,000
Raleigh Durham NC Airport Auth. Rev. VRDO	3.540%	2/7/2007 (10)	9,000	9,000
Raleigh NC Downtown Improvement Project COP VRDO	3.500%	2/7/2007	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	3.500%	2/7/2007	83,225	83,225
Union County NC GO CP	3.570%	3/12/2007	9,000	9,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.660%	2/7/2007	30,000	30,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.660%	2/7/2007	14,850	14,850
Winston-Salem NC Water & Sewer System Rev. VRDO	3.520%	2/7/2007	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	3.550%	2/7/2007	19,600	19,600

				606,050

Ohio (2.6%)
Anderson Township OH BAN	4.750%	6/14/2007	15,000	15,053
Cleveland OH Airport System Rev	5.500%	1/1/2008 (4)	8,070	8,193
Cleveland OH Water Works Rev. VRDO	3.620%	2/7/2007 (4)	25,500	25,500
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	3.630%	2/7/2007 LOC	45,000	45,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	3.620%	2/7/2007	19,200	19,200
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.780%	2/1/2007	5,000	5,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.780%	2/1/2007	12,500	12,500
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	3.520%	2/7/2007 (3)	6,350	6,350
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.650%	2/7/2007 (1)	7,945	7,945
1 Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	3.660%	2/7/2007	7,920	7,920
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.660%	2/7/2007 (4)	4,165	4,165
1 Ohio Common Schools GO TOB VRDO	3.640%	2/7/2007	5,535	5,535
Ohio Common Schools GO VRDO	3.480%	2/7/2007	9,700	9,700
Ohio Common Schools GO VRDO	3.500%	2/7/2007	29,000	29,000
1 Ohio GO TOB VRDO	3.650%	2/7/2007	4,105	4,105
1 Ohio GO TOB VRDO	3.660%	2/7/2007	5,795	5,795
Ohio GO VRDO	3.480%	2/7/2007	29,200	29,200
Ohio GO VRDO	3.500%	2/7/2007	46,360	46,360
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.570%	3/8/2007	7,300	7,300
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.580%	3/13/2007	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.500%	2/7/2007	7,210	7,210
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.530%	2/7/2007	8,500	8,500
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	3.630%	2/7/2007 LOC	7,700	7,700
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.630%	2/7/2007 LOC	15,080	15,080
1 Ohio Higher Educ. GO TOB VRDO	3.660%	2/7/2007	10,000	10,000
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.580%	2/7/2007	4,970	4,970
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.560%	2/7/2007	5,585	5,585
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.560%	2/7/2007	26,500	26,500
1 Ohio Housing Finance Agency Mortgage Rev. VRDO	3.680%	2/7/2007	6,890	6,890
Ohio Infrastructure Improvement GO VRDO	3.500%	2/7/2007	9,750	9,750
Ohio School Dist. Cash Flow Borrowing Program COP BAN	4.750%	6/29/2007	11,106	11,148
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.770%	2/1/2007	9,885	9,885
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.770%	2/1/2007	7,800	7,800
Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	3.550%	2/7/2007 LOC	25,000	25,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.560%	2/7/2007 LOC	10,000	10,000
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.550%	2/7/2007	6,935	6,935
Toledo OH City Services Special Assessment VRDO	3.610%	2/7/2007 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.610%	2/7/2007 (3)	11,815	11,815
Univ. of Cincinnati OH General Receipts VRDO	3.610%	2/7/2007 (2)	17,300	17,300
Univ. of Toledo OH General Receipts VRDO	3.730%	2/1/2007 (3)	3,000	3,000

				511,089

Oklahoma (0.5%)
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.740%	2/1/2007 (11)	9,000	9,000
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.740%	2/1/2007 (11)	5,100	5,100
Oklahoma Turnpike Auth. VRDO	3.610%	2/7/2007 (10)	13,900	13,900
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.620%	2/7/2007 (2)	16,500	16,500
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.630%	2/7/2007 (2)	24,230	24,230
Tulsa County OK Ind. Auth. PUT	3.600%	5/15/2007	25,450	25,450
Tulsa County OK Ind. Auth. Rev. PUT	3.600%	5/15/2007	14,140	14,140

				108,320

Oregon (1.1%)
Multnomah County OR TRAN	4.500%	6/29/2007	20,000	20,066
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.520%	2/7/2007	5,000	5,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	6,000	6,000
1 Oregon State Dept. Transn. Highway Usertax Rev. TOB VRDO	3.650%	2/7/2007	3,450	3,450
1 Oregon State Dept. Transp. Highway Usertax Rev. TOB VRDO	3.650%	2/7/2007	1,725	1,725
1 Oregon State HomeOwner Rev. TOB VRDO	3.670%	2/7/2007	15,765	15,765
1 Oregon State HomeOwner Rev. TOB VRDO	3.690%	2/7/2007	38,185	38,185
1 Oregon State HomeOwner Rev. TOB VRDO	3.690%	2/7/2007	49,430	49,430
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.610%	2/7/2007	6,190	6,190
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.660%	2/7/2007	5,000	5,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.670%	2/7/2007	13,300	13,300
Oregon State Var-Veterans Welfare VRDO	3.730%	2/1/2007	20,620	20,620
Oregon State Var-Veterans Welfare VRDO	3.730%	2/1/2007	9,045	9,045
Oregon State Veteran Welfare Services VRDO	3.470%	2/7/2007	10,000	10,000
Portland OR Econ. Dev. (Broadway Project) VRDO	3.640%	2/7/2007 (2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (4)	1,585	1,585

				211,636

Pennsylvania (2.9%)
Beaver County PA IDA PCR (First Energy) VRDO	3.720%	2/1/2007 LOC	7,400	7,400
Beaver County PA IDA PCR (First Energy) VRDO	3.720%	2/1/2007 LOC	10,000	10,000
Berks County PA IDA (Lutheran Health Care) VRDO	3.500%	2/7/2007 (2)	7,510	7,510
Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	3.700%	2/1/2007 LOC	15,500	15,500
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.730%	2/1/2007	14,100	14,100
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.730%	2/1/2007	25,975	25,975
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.730%	2/1/2007	37,550	37,550
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	3.620%	2/7/2007	16,820	16,820
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.530%	2/7/2007 (2)	8,500	8,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.600%	2/7/2007 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.600%	2/7/2007 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.680%	2/7/2007 (4)	40,300	40,300
Pennsylvania Housing Finance Agency Rev. VRDO	3.510%	2/7/2007	15,000	15,000
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	3.630%	2/7/2007 (2)	37,525	37,525
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.650%	2/7/2007 (1)	2,580	2,580
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	3.610%	2/7/2007 (4)	17,145	17,145
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.660%	2/7/2007 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.510%	2/7/2007	19,400	19,400
Pennsylvania Turnpike Comm. Rev. VRDO	3.600%	2/7/2007	20,000	20,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.610%	2/7/2007	3,780	3,780
Philadelphia PA Airport Rev. VRDO	3.520%	2/7/2007 (1)	22,500	22,500
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2007 (3)	3,905	3,928
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	57,000	57,162
Philadelphia PA Water & Waste Water Rev. VRDO	3.500%	2/7/2007 (4)	31,110	31,110
Red Lion PA School Dist. VRDO	3.610%	2/7/2007 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.500%	2/7/2007 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.500%	2/7/2007 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.500%	2/7/2007 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.500%	2/7/2007 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.500%	2/7/2007 (2)	14,800	14,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.510%	2/7/2007 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.510%	2/7/2007 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.510%	2/7/2007 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.510%	2/7/2007 (2)	10,800	10,800

				579,015

Puerto Rico (0.2%)
Puerto Rico TRAN	4.500%	7/30/2007 LOC	47,000	47,226

Rhode Island (0.2%)
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,915	5,915
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,385	5,385
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2007 (3)	2,830	2,844
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,790	4,790
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,305	4,305
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	4,485	4,485
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	1,735	1,735
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	3,925	3,925
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	3.680%	2/7/2007 (4)	5,995	5,995

				39,379

South Carolina (1.0%)
Beaufort County SC School Dist. BAN	4.875%	7/13/2007 (ETM)	20,000	20,090
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	3.610%	2/7/2007	42,175	42,175
Greenville County SC School Dist. TAN	4.500%	6/1/2007	24,040	24,114
1 Horry County SC School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	3,750	3,750
1 Scago Educ. Fac. Corp. for Pickens School Dist. SC Pickens County Project TOB VRDO	3.530%	2/7/2007 (4)	8,000	8,000
1 South Carolina GO TOB VRDO	3.650%	2/7/2007	11,940	11,940
South Carolina Public Service Auth. Rev. (Santee Cooper) CP	3.520%	2/8/2007	11,033	11,033
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.650%	2/7/2007 (2)	4,520	4,520
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	10,000	10,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.660%	2/7/2007 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,685	5,685
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.660%	2/7/2007 (1)	23,150	23,150
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.650%	2/7/2007 (2)	6,390	6,390
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.660%	2/7/2007 (2)	7,795	7,795
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.660%	2/7/2007 (2)	12,330	12,330

				201,972

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.660%	2/7/2007 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.660%	2/7/2007 LOC	16,790	16,790
1 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.630%	2/7/2007	3,965	3,965
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	3.560%	2/7/2007	3,400	3,400
1 South Dakota Housing Dev. Auth. TOB VRDO	3.680%	2/7/2007	3,650	3,650

				42,805

Tennessee (4.5%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (10)	7,400	7,400
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (10)	13,400	13,400
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.730%	2/1/2007 LOC	44,000	44,000
Clarksville TN Public Building Auth. Rev. VRDO	3.730%	2/1/2007 LOC	17,150	17,150
Metro. Govt. of Nashville & Davidson County TN CP	3.600%	2/12/2007	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN GO VRDO	3.610%	2/7/2007	38,165	38,165
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.600%	2/14/2007	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.600%	3/6/2007	5,230	5,230
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.630%	2/7/2007 LOC	12,800	12,800
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	3.500%	2/7/2007 (3)LOC	29,700	29,700
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.730%	2/1/2007 LOC	21,130	21,130
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.730%	2/1/2007 LOC	42,300	42,300
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.700%	2/1/2007	41,000	41,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (2)	17,500	17,500
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (2)	18,750	18,750
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (10)	26,400	26,400
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.760%	2/1/2007 (2)	47,100	47,100
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.630%	2/7/2007 (2)	6,795	6,795
Shelby County TN GO VRDO	3.530%	2/7/2007	11,400	11,400
Shelby County TN GO VRDO	3.600%	2/7/2007	76,565	76,565
Shelby County TN GO VRDO	3.600%	2/7/2007	91,090	91,090
Shelby County TN GO VRDO	3.610%	2/7/2007	146,800	146,800
Shelby County TN Health Educ. & Housing Fac. Board Rev. (BriarCrest) VRDO	3.510%	2/7/2007 LOC	8,100	8,100
Shelby County TN TAN	4.500%	6/29/2007	17,000	17,048
Sumner County TN Capital Outlay VRDO	3.500%	2/7/2007 LOC	10,000	10,000
Sumner County TN Capital Outlay VRDO	3.500%	2/7/2007 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	3.500%	2/7/2007 LOC	30,000	30,000
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.530%	2/7/2007	8,785	8,785
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.530%	2/7/2007	9,000	9,000
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.580%	2/7/2007	21,510	21,510
1 Tennessee Energy Acquisition Corp. Gas Rev. TOB VRDO	3.650%	2/7/2007	15,000	15,000
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.630%	2/7/2007	2,180	2,180

				882,298

Texas (15.2%)
1 Alvin TX Community College TOB VRDO	3.660%	2/7/2007 (1)	5,225	5,225
1 Austin TX Electric Util. System Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,755	4,755
1 Austin TX Electric Util. System Rev. TOB VRDO	3.650%	2/7/2007 (4)	11,390	11,390
Austin TX Independent School Dist. CP	3.570%	4/2/2007	17,000	17,000
1 Austin TX Public Improvement GO TOB VRDO	3.650%	2/7/2007	6,485	6,485
1 Austin TX Public Improvement GO TOB VRDO	3.660%	2/7/2007 (3)	5,750	5,750
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.650%	2/7/2007 (1)	6,950	6,950
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.650%	2/7/2007 (4)	9,200	9,200
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	3.600%	3/29/2007	18,000	18,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.580%	2/13/2007	5,000	5,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.580%	4/9/2007	25,000	25,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.580%	4/11/2007	17,893	17,893
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.530%	2/7/2007	10,215	10,215
1 Conroe TX Independent School Dist. TOB VRDO	3.660%	2/7/2007 (3)	5,545	5,545
1 Corpus Christi TX GO TOB VRDO	3.660%	2/7/2007 (4)	4,395	4,395
1 Cypress-Fairbanks TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	12,845
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.650%	2/7/2007	1,550	1,550
Dallas TX Area Rapid Transit CP	3.520%	2/15/2007	25,000	25,000
Dallas TX Area Rapid Transit CP	3.590%	2/20/2007	30,000	30,000
Dallas TX Area Rapid Transit CP	3.650%	2/20/2007	20,000	20,000
1 Dallas TX Area Rapid Transit TOB VRDO	3.650%	2/7/2007 (2)	3,945	3,945
1 Dallas TX Area Rapid Transit TOB VRDO	3.660%	2/7/2007 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	3.660%	2/7/2007 (2)	6,000	6,000
1 Dallas TX GO TOB VRDO	3.650%	2/7/2007	7,840	7,840
1 Dallas TX GO TOB VRDO	3.660%	2/7/2007	5,860	5,860
1 Dallas TX Independent School Dist. GO TOB VRDO	3.650%	2/7/2007	6,130	6,130
1 Dallas TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007	3,675	3,675
1 Dallas TX Rapid Transit Tax TOB VRDO	3.530%	2/7/2007 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.660%	2/7/2007	2,170	2,170
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.660%	2/7/2007	19,085	19,085
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2007 (3)	3,000	3,038
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (4)	2,175	2,175
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (4)	1,335	1,335
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (1)	1,745	1,745
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (3)	4,472	4,472
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.680%	2/7/2007 (10)	5,810	5,810
Denton TX Independent School Dist. VRDO	3.600%	2/7/2007	12,500	12,500
Denton TX Independent School Dist. VRDO	3.640%	2/7/2007	10,500	10,500
1 El Paso TX GO TOB VRDO	3.660%	2/7/2007 (3)	3,140	3,140
El Paso TX Independent School Dist. School Building GO VRDO	3.620%	2/7/2007	35,030	35,030
1 Frisco TX TOB VRDO	3.660%	2/7/2007 (4)	4,160	4,160
1 Frisco TX TOB VRDO	3.660%	2/7/2007 (1)	7,530	7,530
Garland TX Independent School Dist. PUT	3.720%	6/15/2007	24,625	24,625
1 Garland TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	5,260	5,260
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.660%	2/7/2007 LOC	11,600	11,600
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.660%	2/7/2007 LOC	11,000	11,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.660%	2/7/2007 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.660%	2/7/2007 LOC	10,000	10,000
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	3.740%	2/1/2007	47,415	47,415
1 Harris County TX Flood Control Dist. TOB VRDO	3.660%	2/7/2007	3,100	3,100
1 Harris County TX Flood Control Dist. TOB VRDO	3.660%	2/7/2007	10,395	10,395
1 Harris County TX Flood Control Dist. TOB VRDO	3.660%	2/7/2007	33,300	33,300
Harris County TX GO CP	3.550%	3/8/2007	16,860	16,860
Harris County TX GO CP	3.550%	3/8/2007	100	100
Harris County TX GO CP	3.600%	3/9/2007	14,630	14,630
Harris County TX GO CP	3.600%	3/29/2007	32,789	32,789
1 Harris County TX GO TOB VRDO	3.650%	2/7/2007 (4)	2,900	2,900
1 Harris County TX GO TOB VRDO	3.660%	2/7/2007 (3)	4,700	4,700
1 Harris County TX GO TOB VRDO	3.660%	2/7/2007	8,165	8,165
1 Harris County TX GO TOB VRDO	3.660%	2/7/2007 (3)	5,575	5,575
1 Harris County TX GO TOB VRDO	3.660%	2/7/2007	16,255	16,255
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Medical Center Project) VRDO	3.730%	2/1/2007 (1)	26,700	26,700
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.730%	2/1/2007	242,600	242,600
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.660%	2/7/2007	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.670%	2/7/2007	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.730%	2/1/2007	115,520	115,520
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.730%	2/1/2007 LOC	34,665	34,665
Harris County TX Health Fac. Dev. Corp. VRDO	3.720%	2/1/2007 (1)	5,805	5,805
1 Harris County TX Permanent Improvement & Refunding TOB VRDO	3.660%	2/7/2007	4,175	4,175
Harris County TX TAN	4.500%	2/28/2007	42,500	42,531
1 Harris County TX Toll Road Rev. TOB VRDO	3.660%	2/7/2007	9,305	9,305
1 Harris County TX Toll Road Rev. TOB VRDO	3.660%	2/7/2007 (4)	6,470	6,470
1 Harris County TX Toll Road TOB VRDO	3.530%	2/7/2007	4,650	4,650
1 Houston TX Airport System Rev. TOB VRDO	3.650%	2/7/2007 (4)	3,000	3,000
Houston TX GO CP	3.570%	3/12/2007	13,000	13,000
Houston TX GO CP	3.600%	3/14/2007	10,000	10,000
Houston TX GO CP	3.580%	4/10/2007	10,750	10,750
1 Houston TX GO TOB VRDO	3.650%	2/7/2007 (2)	4,140	4,140
1 Houston TX GO TOB VRDO	3.660%	2/7/2007 (1)	7,875	7,875
1 Houston TX GO TOB VRDO	3.660%	2/7/2007 (1)	4,950	4,950
1 Houston TX GO TOB VRDO	3.660%	2/7/2007 (1)	2,745	2,745
1 Houston TX GO TOB VRDO	3.660%	2/7/2007 (1)	3,565	3,565
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	3.600%	3/9/2007	5,000	5,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	3.630%	4/9/2007	8,400	8,400
1 Houston TX Housing Finance Corp. TOB VRDO	3.740%	2/7/2007	14,845	14,845
Houston TX Independent School Dist. GO PUT	3.630%	6/15/2007	80,630	80,630
1 Houston TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	19,205	19,205
1 Houston TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	9,995	9,995
1 Houston TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007 (4)	4,500	4,500
1 Houston TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007	5,340	5,340
1 Houston TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007	8,030	8,030
1 Houston TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	5,760	5,760
Houston TX TRAN	4.500%	6/29/2007	25,000	25,079
1 Houston TX Util. System Rev. TOB VRDO	3.530%	2/7/2007 (1)	23,150	23,150
1 Houston TX Util. System Rev. TOB VRDO	3.650%	2/7/2007 (4)	10,230	10,230
1 Houston TX Util. System Rev. TOB VRDO	3.650%	2/7/2007 (4)	12,600	12,600
1 Houston TX Util. System Rev. TOB VRDO	3.650%	2/7/2007 (3)	5,400	5,400
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,160	5,160
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (3)	5,175	5,175
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (1)	6,430	6,430
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,335	5,335
1 Houston TX Util. System Rev. TOB VRDO	3.660%	2/7/2007 (4)	4,025	4,025
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.530%	2/7/2007 (1)	9,995	9,995
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (4)	25,000	25,000
1 Humble TX Independent School Dist. GO TOB VRDO	3.650%	2/7/2007	5,770	5,770
Humble TX Independent School Dist. School Building VRDO	3.620%	2/7/2007	58,545	58,545
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	3.660%	2/7/2007 (2)	2,285	2,285
1 Judson TX Independent School Dist. TOB VRDO	3.650%	2/7/2007	6,190	6,190
1 Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.660%	2/7/2007	5,520	5,520
1 Lamar TX Independent School Dist. TOB VRDO	3.650%	2/7/2007	8,185	8,185
1 Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	3.530%	2/7/2007	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	4,165	4,165
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.660%	2/7/2007 (3)	5,350	5,350
1 Mansfield TX Independent School Dist. TOB VRDO	3.530%	2/7/2007	9,990	9,990
1 Mansfield TX Independent School Dist. TOB VRDO	3.650%	2/7/2007	3,060	3,060
Mesquite TX Independent School Dist. School Building VRDO	3.620%	2/7/2007	5,355	5,355
1 Montgomery County TX GO TOB VRDO	3.650%	2/7/2007 (4)	7,750	7,750
1 North East TX Independent School Dist. TOB VRDO	3.660%	2/7/2007	2,295	2,295
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.550%	2/7/2007 (2)	70,000	70,000
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	3.650%	2/7/2007 (1)	7,340	7,340
1 North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	3.660%	2/7/2007 (4)	7,235	7,235
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.500%	2/7/2007 (4)	5,400	5,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.500%	2/7/2007 (4)	16,400	16,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.500%	2/7/2007 (4)	9,000	9,000
1 Parker County Texas TOB VRDO	3.660%	2/7/2007 (2)	6,585	6,585
Pasadena TX Independent School Dist. VRDO	3.610%	2/7/2007 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	3.650%	2/15/2007	15,665	15,665
Red River TX Auth. PCR (Southwestern Public Service) VRDO	3.670%	2/7/2007 (2)	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.500%	2/7/2007	5,500	5,500
Richardson TX Independent School Dist. GO VRDO	3.620%	2/7/2007	8,430	8,430
San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	3.730%	2/1/2007	2,300	2,300
San Antonio TX Electric & Gas Rev	5.650%	2/1/2007 (Prere.)	10,740	10,847
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.660%	2/7/2007	13,015	13,015
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.660%	2/7/2007	6,240	6,240
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.660%	2/7/2007 (1)	10,580	10,580
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.660%	2/7/2007	6,855	6,855
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.670%	2/7/2007	4,640	4,640
San Antonio TX Electric & Gas Rev. VRDO	3.540%	2/7/2007	30,000	30,000
1 San Antonio TX Independent School Dist. GO TOB VRDO	3.660%	2/7/2007	17,710	17,710
1 San Antonio TX Water Rev. TOB VRDO	3.660%	2/7/2007 (1)	10,000	10,000
1 Southeast TX Housing Finance Corp. TOB VRDO	3.740%	2/7/2007	10,205	10,205
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.470%	2/7/2007 LOC	2,000	2,000
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.470%	2/7/2007 LOC	5,600	5,600
Spring Branch TX Independent School Dist. GO VRDO	3.620%	2/7/2007	14,900	14,900
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.660%	2/7/2007	3,910	3,910
1 Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	3.650%	2/7/2007	4,930	4,930
1 Texas A & M Univ. System Rev. TOB VRDO	3.660%	2/7/2007	7,195	7,195
1 Texas A & M Univ. TOB VRDO	3.650%	2/7/2007	6,150	6,150
1 Texas Dept. Housing & Commnunity Affailrs Single Family Rev. TOB VRDO	3.600%	2/7/2007 (7)	4,140	4,140
1 Texas Dept. of Housing & Community Affairs Multifamily Housing Rev. TOB VRDO	3.680%	2/7/2007	9,795	9,795
1 Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	3.680%	2/7/2007	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	3.600%	2/7/2007 (4)	4,800	4,800
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.670%	2/7/2007 (4)	5,800	5,800
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.680%	2/7/2007 (4)	64,425	64,425
1 Texas GO TOB PUT	3.600%	5/3/2007	5,335	5,335
1 Texas GO TOB VRDO	3.650%	2/7/2007	4,695	4,695
1 Texas GO TOB VRDO	3.660%	2/7/2007	5,605	5,605
1 Texas GO TOB VRDO	3.660%	2/7/2007	3,350	3,350
1 Texas GO TOB VRDO	3.660%	2/7/2007	8,930	8,930
1 Texas GO TOB VRDO	3.660%	2/7/2007	28,800	28,800
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.540%	2/7/2007	4,305	4,305
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.550%	2/7/2007	25,000	25,000
Texas GO Veterans Housing Assistance Program VRDO	3.540%	2/7/2007	18,305	18,305
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.670%	2/7/2007	24,550	24,550
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.680%	2/7/2007	5,350	5,350
1 Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	3.680%	2/7/2007	5,000	5,000
Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	3.540%	2/7/2007 LOC	15,500	15,500
Texas State College Student Loan PUT	3.930%	7/2/2007	20,000	20,000
Texas State College Student Loan PUT	3.930%	7/2/2007	30,000	30,000
1 Texas State Transportation Commission State Highway Fund TOB VRDO	3.650%	2/7/2007	10,360	10,360
1 Texas State Univ. System TOB VRDO	3.650%	2/7/2007 (4)	11,920	11,920
Texas State Veterans Housing VRDO	3.540%	2/7/2007	24,310	24,310
Texas State Veterans Housing VRDO	3.550%	2/7/2007	32,105	32,105
Texas TRAN	4.500%	8/31/2007	100,000	100,528
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.660%	2/7/2007	4,160	4,160
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2007	7,675	7,710
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.650%	2/7/2007 (2)	5,995	5,995
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.660%	2/7/2007 (2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.660%	2/7/2007 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	3.500%	2/7/2007 (2)	71,965	71,965
Texas Water Dev. Board Rev. VRDO	3.770%	2/1/2007	64,635	64,635
1 Trinity River Auth. Texas Tarrant County Water Rev. TOB VRDO	3.660%	2/7/2007 (1)	6,200	6,200
Tyler TX Independent School Dist. GO PUT	4.750%	8/16/2007	10,000	10,060
1 Tyler TX Water & Sewer System Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,600	5,600
1 Univ. of Houston TX Rev. TOB VRDO	3.660%	2/7/2007 (2)	5,990	5,990
Univ. of Houston TX Rev. VRDO	3.620%	2/7/2007	19,620	19,620
Univ. of Texas Permanent Univ. Fund Rev. CP	3.520%	2/8/2007	20,000	20,000
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.660%	2/7/2007	2,555	2,555
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.660%	2/7/2007	5,530	5,530
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.490%	2/7/2007	3,270	3,270

				2,992,917

Utah (1.5%)
Central Utah Water Conservancy Dist. VRDO	3.510%	2/7/2007 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	3.510%	2/7/2007 (2)	15,000	15,000
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2007 (4)	2,000	2,012
Utah GO	5.000%	7/1/2007	8,300	8,349
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.580%	2/7/2007	3,460	3,460
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	11,100	11,100
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007 (7)	13,965	13,965
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	13,200	13,200
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	12,935	12,935
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	12,035	12,035
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	6,535	6,535
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	8,140	8,140
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	10,975	10,975
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	12,260	12,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	13,180	13,180
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.560%	2/7/2007	24,650	24,650
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.560%	2/7/2007	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.560%	2/7/2007	8,405	8,405
Utah State Board of Regents Student Loan Rev. VRDO	3.550%	2/7/2007 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	3.550%	2/7/2007 (2)	35,000	35,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.650%	2/7/2007 (4)	12,215	12,215

				292,621

Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,610	5,610
Univ. of Vermont CP	3.650%	2/8/2007	7,530	7,530
1 Vermont Housing Finance Agency Single Family TOB VRDO	3.600%	2/7/2007 (4)	2,320	2,320
Vermont Student Assistance Corp. Rev. VRDO	3.550%	2/7/2007 (2)	40,000	40,000

				55,460

Virginia (1.0%)
Alexandria VA IDA Rev. (Institute for Defense Analysis) VRDO	3.650%	2/7/2007 (2)	13,000	13,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.630%	2/7/2007 LOC	9,800	9,800
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.680%	2/7/2007 LOC	16,700	16,700
Fairfax County VA IDA Hosp. Rev. VRDO	3.480%	2/7/2007	10,000	10,000
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	3.720%	2/1/2007	6,500	6,500
Newport News VA BAN	4.500%	4/11/2007	5,000	5,009
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	3.540%	2/7/2007	37,000	37,000
1 Richmond Virginia Public Until. Rev. TOB VRDO	3.660%	2/7/2007 (4)	5,800	5,800
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.730%	2/1/2007 (4)	8,880	8,880
1 Univ. of Virginia TOB VRDO	3.660%	2/7/2007	3,300	3,300
1 Univ. of Virginia TOB VRDO	3.660%	2/7/2007	12,000	12,000
1 Virginia Beach VA TOB VRDO	3.650%	2/7/2007	6,670	6,670
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	3.740%	2/1/2007	17,900	17,900
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	3.580%	2/7/2007	7,400	7,400
1 Virginia Port Auth. Rev. TOB VRDO	3.670%	2/7/2007 (4)	3,100	3,100
Virginia Public School Auth. Rev	5.000%	8/1/2007	6,930	6,977
1 Virginia Public School Auth. Rev. TOB VRDO	3.650%	2/7/2007	7,820	7,820
1 Virginia Public School Auth. Rev. TOB VRDO	3.660%	2/7/2007 (4)	10,045	10,045

				187,901

Washington (2.4%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.650%	2/7/2007 (2)	7,385	7,385
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.660%	2/7/2007 (2)	7,260	7,260
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	3.660%	2/7/2007 (1)	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.600%	2/7/2007	6,400	6,400
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	3.660%	2/7/2007 (4)	4,000	4,000
1 King County WA (Highline Public School) TOB VRDO	3.650%	2/7/2007 (3)	5,285	5,285
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	3.660%	2/7/2007 (4)	10,130	10,130
King County WA GO	5.000%	6/1/2007	6,130	6,157
1 King County WA GO TOB VRDO	3.650%	2/7/2007 (4)	5,265	5,265
1 King County WA GO TOB VRDO	3.650%	2/7/2007 (1)	7,395	7,395
1 King County WA School Dist. TOB VRDO	3.660%	2/7/2007 (4)	5,485	5,485
1 King County WA Sewer Rev. TOB VRDO	3.660%	2/7/2007 (1)	10,890	10,890
1 King County WA Sewer Rev. TOB VRDO	3.660%	2/7/2007 (4)	10,085	10,085
King County WA Sewer Rev. VRDO	3.600%	2/7/2007 (1)	8,300	8,300
King County WA Sewer Rev. VRDO	3.610%	2/7/2007 (1)	10,000	10,000
1 Pierce County WA School Dist. TOB VRDO	3.660%	2/7/2007 (4)	8,310	8,310
1 Pierce County WA School Dist. TOB VRDO	3.660%	2/7/2007 (4)	6,175	6,175
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	10,056
Port of Seattle WA Rev	5.250%	9/1/2007 (3)	3,000	3,025
1 Port of Seattle WA Rev. TOB VRDO	3.650%	2/7/2007 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	3.650%	2/7/2007 (1)	6,395	6,395
1 Port of Seattle WA Rev. TOB VRDO	3.660%	2/7/2007 (1)	8,370	8,370
1 Port of Seattle WA Rev. TOB VRDO	3.660%	2/7/2007 (1)	5,275	5,275
1 Port of Seattle WA Rev. TOB VRDO	3.680%	2/7/2007 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	3.680%	2/7/2007 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.680%	2/7/2007 (3)	8,620	8,620
1 Port of Seattle WA Rev. TOB VRDO	3.680%	2/7/2007 (4)	6,940	6,940
1 Port of Tacoma WA Rev. TOB VRDO	3.650%	2/7/2007 (2)	5,765	5,765
1 Port of Tacoma WA Rev. TOB VRDO	3.680%	2/7/2007 (3)	6,265	6,265
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.650%	2/7/2007 (4)	6,300	6,300
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.660%	2/7/2007 (4)	6,720	6,720
1 Seattle WA Water System Rev. TOB VRDO	3.650%	2/7/2007 (1)	12,945	12,945
1 Seattle WA Water System Rev. TOB VRDO	3.650%	2/7/2007 (1)	4,940	4,940
Snohomish County WA Public Util. Dist. (Generation System) VRDO	3.500%	2/7/2007 (4)	32,260	32,260
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.650%	2/7/2007 (4)	5,330	5,330
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.650%	2/7/2007 (4)	6,075	6,075
1 Tacoma WA Electric System Rev. TOB VRDO	3.660%	2/7/2007 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	3.530%	2/7/2007 (3)	10,625	10,625
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	3.550%	2/7/2007 (1)	19,940	19,940
Washington GO	6.250%	9/1/2007	4,285	4,350
1 Washington GO TOB VRDO	3.650%	2/7/2007 (2)	8,660	8,660
1 Washington GO TOB VRDO	3.650%	2/7/2007 (2)	19,200	19,200
1 Washington GO TOB VRDO	3.650%	2/7/2007 (4)	4,375	4,375
1 Washington GO TOB VRDO	3.650%	2/7/2007 (4)	4,185	4,185
1 Washington GO TOB VRDO	3.650%	2/7/2007 (4)	7,770	7,770
1 Washington GO TOB VRDO	3.660%	2/7/2007 (1)	10,320	10,320
1 Washington GO TOB VRDO	3.660%	2/7/2007 (2)	5,400	5,400
1 Washington GO TOB VRDO	3.660%	2/7/2007 (3)	12,720	12,720
1 Washington GO TOB VRDO	3.660%	2/7/2007 (4)	5,000	5,000
1 Washington GO TOB VRDO	3.660%	2/7/2007	7,545	7,545
1 Washington GO TOB VRDO	3.660%	2/7/2007 (4)	2,415	2,415
1 Washington GO TOB VRDO	3.660%	2/7/2007 (4)	5,890	5,890
1 Washington GO TOB VRDO	3.660%	2/7/2007 (4)	4,645	4,645
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	3.510%	2/7/2007	42,000	42,000
1 Washington Housing Finance Comm. Multi Family Housing Rev. TOB VRDO	3.740%	2/7/2007	5,685	5,685
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.600%	2/7/2007	3,725	3,725
1 Washington State GO (Motor Vehicle Fuel Tax) TOB VRDO	3.660%	2/7/2007 (4)	5,000	5,000

				478,703

West Virginia (0.2%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	3.550%	2/7/2007	16,700	16,700
1 West Virginia Housing Dev. TOB VRDO	3.550%	2/7/2007	5,755	5,755
1 West Virginia State Road TOB VRDO	3.660%	2/7/2007 (3)	3,515	3,515
1 West Virginia Univ. Rev. TOB VRDO	3.650%	2/7/2007 (3)	4,670	4,670
1 West Virginia Univ. Rev. TOB VRDO	3.650%	2/7/2007 (3)	9,035	9,035

				39,675

Wisconsin (2.8%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	3.500%	2/7/2007 (1)	16,700	16,700
Wisconsin GO	5.000%	5/1/2007	12,405	12,447
Wisconsin GO	6.250%	5/1/2007	5,000	5,032
Wisconsin GO CP	3.550%	2/5/2007	9,793	9,793
Wisconsin GO CP	3.580%	2/8/2007	10,000	10,000
Wisconsin GO CP	3.650%	4/2/2007	15,000	15,000
Wisconsin GO CP	3.650%	4/2/2007	10,950	10,950
1 Wisconsin GO TOB VRDO	3.530%	2/7/2007 (1)	18,995	18,995
1 Wisconsin GO TOB VRDO	3.530%	2/7/2007 (4)	20,855	20,855
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (1)	5,325	5,325
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (1)	6,710	6,710
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (3)	83,710	83,710
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (4)	17,665	17,665
1 Wisconsin GO TOB VRDO	3.660%	2/7/2007 (1)	25,820	25,820
1 Wisconsin GO TOB VRDO	3.670%	2/7/2007 (3)	7,455	7,455
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.680%	2/7/2007	2,360	2,360
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.680%	2/7/2007	12,085	12,085
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.690%	2/7/2007	2,520	2,520
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.500%	2/7/2007	2,275	2,275
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.500%	2/7/2007 (4)	5,790	5,790
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	4,435	4,435
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	14,300	14,300
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	15,335	15,335
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	17,120	17,120
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	26,200	26,200
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	58,710	58,710
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.540%	2/7/2007 (4)	8,130	8,130
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.660%	2/7/2007	35,895	35,895
Wisconsin School Dist. Cash Flow Management Program COP	4.500%	9/19/2007	24,000	24,137
Wisconsin School Dist. Cash Flow Management Program COP TAN	4.250%	39387	9000	9036
1 Wisconsin State GO VRDO	3.600%	2/7/2007 (1)	1,760	1,760
1 Wisconsin Transp. Rev. TOB VRDO	3.530%	2/7/2007 (2)	13,715	13,715
1 Wisconsin Transp. Rev. TOB VRDO	3.670%	2/7/2007	9,840	9,840

				549,600

Wyoming (0.4%)
1 Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	3.680%	2/7/2007	9,175	9,175
1 Wyoming Community Dev. Auth. TOB VRDO	3.630%	2/7/2007	2,925	2,925
Wyoming Educ. Fund TRAN	4.500%	6/27/2007	59,250	59,423

				71,523

Multiple States (2.1%)
1 Various States TOB VRDO	3.810%	2/7/2007 (1)(2)(3)(4)	85,000	85,000
1 Various States TOB VRDO	3.810%	2/7/2007	333,560	333,560

				418,560

Total Municipal Bonds
(Cost $18,932,799)				18,932,799

			Shares

Temporary Cash Investment (3.6%)

3 Vanguard Municipal Cash Management Fund, 3.563%
(Cost $706,258)		706,257,538	706,258

Total Investments (99.8%)
(Cost $19,639,057)				19,639,057

Other Assets and Liabilities—Net (0.2%)				46,869

Net Assets (100%)				19,685,926

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31,2007, the aggregate value of these securities was $5,920,763,000, representing 30.1% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31,2007.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

Vanguard Insured Long-Term Tax-Exempt Fund
Schedule of Investments
January 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.2%)

Alabama (3.2%)
Alabama Special Care Fac. Financing Auth. Mobile Rev. (Ascension Health)	5.000%	11/15/2039	42,610	44,027
Houston County AL Health Care Auth. Rev	5.250%	10/1/2030 (2)	9,000	9,678
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.000%	3/1/2007 (2)(Prere.)	5,500	5,565
Mobile AL Water & Sewer Comm	5.000%	1/1/2031 (1)	17,500	18,452
Mobile AL Water & Sewer Comm	5.000%	1/1/2036 (1)	24,610	25,892

				103,614

Alaska (0.3%)
Anchorage AK Electric Rev	8.000%	12/1/2009 (1)	2,565	2,847
Anchorage AK Electric Rev	8.000%	12/1/2010 (1)	2,960	3,386
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,501

				9,734

Arizona (1.8%)
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,340	4,665
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,905	5,272
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,345	5,745
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	4,460	4,794
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	5,520	5,933
Arizona State Univ. COP	5.375%	7/1/2012 (1)(Prere.)	2,285	2,456
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,119
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,451
Mesa AZ Util. System Rev	5.250%	7/1/2014 (3)	10,000	10,882
Tucson AZ Water System Rev	5.500%	7/1/2017 (3)	4,850	5,293

				58,610

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.500%	7/1/2010 (1)	2,885	3,011
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	4,500	5,098

				8,109

California (11.7%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	15,937
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	10,812
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	10,837
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,496
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,718
California GO	5.000%	2/1/2018 (2)	3,565	3,799
California GO	5.000%	2/1/2019 (2)	1,500	1,595
California GO	5.000%	8/1/2024 (4)	37,225	39,363
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,435
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	25,896
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	26,020	27,736
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2035 (3)	30,000	31,392
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2038 (2)	18,000	18,856
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	9,774
Los Angeles CA USD GO	5.250%	7/1/2013 (4)(Prere.)	9,000	9,774
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	9,841
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	11,430	13,470
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	24,514
Sacramento CA Financing Auth. Lease Rev	5.250%	12/1/2033 (2)	41,420	47,646
Sacramento CA Muni. Util. Dist. Rev	6.500%	9/1/2013 (1)	8,895	9,927
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,535
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	16,287
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	1,650	1,746
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,000	5,583
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,330	7,260

				375,229

Colorado (4.5%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/2041	30,000	31,014
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	13,745
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	14,462
Colorado Springs CO Util. System Rev	5.375%	11/15/2018 (2)	10,000	10,741
Colorado Springs CO Util. System Rev	5.000%	11/15/2043	17,725	18,342
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,355	13,521
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,795	4,069
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	8,000	4,655
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2018 (4)	5,960	5,287
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2021 (2)	15,000	13,438
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025 (4)	16,000	14,444

				143,718

Connecticut (0.3%)
Connecticut GO	5.125%	11/15/2016	10,000	10,548

Florida (6.4%)
Brevard County FL School Board COP	5.000%	7/1/2029 (2)	5,000	5,264
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	2,879
Florida Board of Educ. Public Educ	5.000%	6/1/2032 (1)	17,455	18,224
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,254
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,703
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,582
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2039 (4)	5,000	5,105
Miami-Dade County FL Expressway Auth. Toll System Rev	5.000%	7/1/2039 (2)	39,015	41,042
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,095
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	7,570	7,994
Miami-Dade County FL School Board COP	5.000%	11/1/2026 (2)	5,270	5,557
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	5,000	5,252
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	10,000	10,503
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2013 (3)	9,695	12,087
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015 (3)	4,000	4,932
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	14,885
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.720%	2/1/2007 (2)	3,400	3,400
Tampa FL Util. Rev	6.750%	10/1/2010 (2)	9,330	10,251
Tampa FL Util. Rev	6.750%	10/1/2011 (2)	9,965	11,183
Tampa FL Util. Rev	6.750%	10/1/2012 (2)	10,635	12,191

				206,383

Georgia (4.2%)
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2015 (3)	8,500	9,362
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2016 (3)	7,000	7,747
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2017 (3)	8,000	8,909
Atlanta GA Water & Wastewater Rev	5.000%	11/1/2033 (1)	32,425	33,618
Augusta GA Water & Sewer Rev	5.000%	10/1/2032 (4)	24,000	24,946
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,890
Fulton DeKalb GA Hosp. Auth	5.250%	1/1/2014 (4)	15,805	17,087
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	4,000	4,259
Main Street Natural Gas Inc. Georgia Gas Project Rev	5.000%	3/15/2019	9,500	10,188
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	5,801

				135,807

Hawaii (2.7%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	15,648
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,424
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,635
Honolulu HI City & County GO	5.250%	7/1/2013 (3)	3,000	3,235
Honolulu HI City & County GO	5.250%	7/1/2014 (3)	3,000	3,263
Honolulu HI City & County GO	5.000%	7/1/2015 (3)	3,075	3,313
Honolulu HI City & County GO	5.250%	7/1/2018 (3)	3,000	3,260
Honolulu HI City & County GO	5.250%	7/1/2019 (3)	2,000	2,172
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	8,270	8,789
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	7,720	8,204
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2012 (3)(Prere.)	4,615	4,998
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2012 (3)(Prere.)	2,330	2,523
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2012 (3)(Prere.)	21,000	22,744

				86,208

Illinois (5.3%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,426
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	245	262
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	18,110	19,383
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,502
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,486
Chicago IL GO	0.000%	1/1/2024 (1)	9,490	8,494
Chicago IL GO	0.000%	1/1/2025 (1)	5,000	4,484
Chicago IL GO	0.000%	1/1/2028 (1)	10,805	9,667
Chicago IL GO	5.000%	1/1/2028 (4)	7,500	7,914
Chicago IL GO	5.500%	1/1/2038 (1)	6,490	6,885
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	6,250	6,696
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	4,950	5,248
1 Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	21,500	27,332
Chicago IL Water Rev	5.750%	11/1/2030 (2)	12,000	14,613
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	2,140	2,196
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)	5.125%	7/1/2038 (1)	11,995	12,279
Illinois Regional Transp. Auth. Rev	7.200%	11/1/2020 (2)	24,000	29,564

				171,431

Indiana (0.4%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	14,200

Kansas (0.3%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/2031 (1)	7,500	7,692
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,063

				10,755

Kentucky (1.9%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,064
Louisville & Jefferson County KY Metro. Sewer Dist	6.000%	5/15/2031 (3)	51,960	55,252
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	2,335	2,468

				60,784

Louisiana (2.5%)
Louisiana GO	5.000%	10/15/2011 (2)	20,015	20,996
Louisiana GO	5.000%	7/15/2024 (11)	5,000	5,289
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2023 (3)	8,065	8,487
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/2031 (3)	12,000	12,663
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,383
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,720
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,859
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/2016 (4)	4,900	5,142
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/2021 (4)	2,950	3,093

				78,632

Maryland (2.5%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/2033	7,000	6,914
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2028 (11)	2,000	2,118
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2033 (11)	4,250	4,483
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	32,055	37,224
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,608
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/2034 (1)	13,000	13,678

				80,025

Massachusetts (6.2%)
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2035	11,310	11,617
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (1)(ETM)	7,460	4,900
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	22,250	23,186
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,364
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	20,921
Massachusetts GO	5.250%	8/1/2022	6,775	7,604
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,622
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,508
Massachusetts GO	5.500%	12/1/2024 (2)	10,000	11,675
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	16,925	17,957
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2014 (1)	11,135	11,919
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	10,000	11,144
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2019	10,000	11,210
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2024	8,540	9,666

				200,293

Michigan (4.2%)
Detroit MI Sewer System Rev	5.450%	7/1/2007 (3)(ETM)	6,850	6,897
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,316
Detroit MI Sewer System Rev	5.000%	7/1/2013 (4)(Prere.)	7,180	7,666
Detroit MI Sewer System Rev	5.000%	7/1/2032 (4)	2,820	2,938
Detroit MI Water Supply System	5.500%	7/1/2011 (3)(Prere.)	22,000	23,702
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	19,210
Michigan Trunk Line Rev	5.000%	11/1/2026 (1)	35,765	36,592
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	32,634

Minnesota (1.6%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,450
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	39,960
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,662

				52,072

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev	5.000%	3/1/2036 (10)	10,000	10,445

Missouri (1.2%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension)	5.000%	10/1/2032 (4)	32,310	33,798
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,320

				39,118

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.000%	1/1/2008 (1)	15,000	14,499

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	6,010

New Jersey (9.9%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,026
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	8,900	10,811
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2014 (1)	10,185	11,749
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2015 (1)	10,820	12,677
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	28,131
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2036	15,000	15,781
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	5,750	5,942
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,028
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)(ETM)	2,995	3,267
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	15,800	17,150
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	47,340	47,404
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	34,000	39,136
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	13,500	15,230
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	6,000	6,787
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	30,000	34,289
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	270	312
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	790	910
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	3,940	4,547
New Jersey Turnpike Auth. Rev	5.000%	1/1/2021 (4)	15,650	16,594
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	23,500	16,645
New Jersey Turnpike Auth. Rev	5.000%	1/1/2035 (2)	14,950	15,303

				318,719

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.750%	5/15/2013 (3)(ETM)	1,500	1,531
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,210

				4,746

New York (5.4%)
Hudson Yards Infrastructure Corp. New York Rev	5.000%	2/15/2047 (3)	21,500	22,670
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2013 (4)	11,000	8,599
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,234
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2035 (1)	14,780	15,451
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.650%	2/1/2007 (3)	16,500	16,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.650%	2/1/2007 (3)	8,400	8,400
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	5,435	5,521
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	10,485	10,753
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	3,490	3,583
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	10,000	11,629
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,345	7,969
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2021 (2)	12,000	12,797
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2022 (2)	5,000	5,326
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2022 (Prere.)	12,325	13,968
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,000	8,099

				172,499

North Carolina (1.5%)
North Carolina Medical Care Comm. Health Systems Rev. (Mission Health Combined Group)	4.250%	10/1/2029	11,735	11,160
North Carolina Medical Care Comm. Hosp. Rev. (St. Joseph's Health System)	5.125%	10/1/2028 (1)	21,000	21,543
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,135

				46,838

Ohio (1.2%)
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.490%	2/7/2007 (2)	4,800	4,800
Kent State Univ. Ohio VRDO	3.480%	2/7/2007 (1)	3,100	3,100
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,294
Ohio GO	7.625%	8/1/2009	4,345	4,735
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.480%	2/7/2007 (1)	6,000	6,000
Univ. of Cincinnati OH General Receipts VRDO	3.610%	2/7/2007 (2)	10,000	10,000

				38,929

Oklahoma (0.3%)
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/2036	10,000	10,314

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,669
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,073
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,421

				17,163

Pennsylvania (4.4%)
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	10,890
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	9,970	11,536
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/2019 (3)(ETM)	10,000	11,813
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group) 5.875%	11/15/2016	(1)	10,000	10,214
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group) 5.875%	11/15/2016	(1)	10,000	10,215
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2015 (2)	20,805	22,568
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	20,000	21,128
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.720%	2/1/2007 (1)	1,900	1,900
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	15,000	16,470
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	16,500	18,544
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/2014 (3)(ETM)	4,260	4,810

				140,088

Puerto Rico (1.6%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2021 (1)	5,000	5,609
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,930	3,294
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	42,525

				51,428

Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2032 (4)	3,000	3,138

South Carolina (0.2%)
South Carolina Public Service Auth. Rev	5.000%	1/1/2020 (1)	4,500	4,803

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	9,820	10,133

Tennessee (1.6%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (10)	4,300	4,300
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	13,000
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	11/15/2029 (3)	24,360	25,225
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College) 6.000%	12/1/2012	(2)	3,405	3,782
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.710%	2/1/2007 (10)	3,100	3,100
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,794
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	815	821

				52,022

Texas (7.7%)
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	12,222
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	3.730%	2/1/2007 (1)	1,000	1,000
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2013 (1)	12,910	13,736
Harris County TX Toll Road Rev	5.000%	8/1/2033	6,225	6,294
Harris County TX Toll Road Rev	5.250%	8/15/2035 (4)	10,500	10,897
Houston TX Airport System Rev	5.500%	7/1/2030 (4)	5,500	5,759
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	6,860
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,460
Houston TX GO	5.375%	3/1/2013 (4)	6,500	6,858
Houston TX GO	5.500%	3/1/2015 (4)	8,440	8,958
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,560
Houston TX Water & Sewer System Rev	5.500%	12/1/2016 (4)	7,000	7,508
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,045
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,418
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	1/1/2033 (2)	8,050	8,375
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,121
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,123
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,606
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,280
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	750	554
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	34,250	25,059
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	237
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,665	11,652
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	275	186
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	400	258
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	19,600	12,524
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	8/15/2042 (2)	25,000	25,848
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,370
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,108
Texas Water Dev. Board Rev	5.500%	7/15/2021	9,825	10,173
Texas Water Finance Assistance GO	5.750%	8/1/2011 (Prere.)	1,880	2,031
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,137
Texas Water Finance Assistance GO	5.750%	8/1/2026	3,715	3,985

				246,202

Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	10,011
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	8,902

				18,913

West Virginia (1.2%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,260
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,053
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/2041 (2)	18,830	20,267

				37,580

Total Municipal Bonds
(Cost $3,033,132)				3,184,694

Other Assets and Liabilities - Net (0.8%)				24,754

Net Assets (100%)				3,209,448

1	Securities with a value of $6,356,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2007, the cost of investment securities for tax purposes was $3,056,804,000. Net unrealized appreciation of investment securities for tax purposes was $127,890,000, consisting of unrealized gains of $133,928,000 on securities that had risen in value since their purchase and $6,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007 the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(385)	42,398	836

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.